UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-09997

BAIRD FUNDS, INC.
(Exact name of registrant as specified in charter)

777 EAST WISCONSIN AVENUE, FLOOR 18
MILWAUKEE, WI 53202
(Address of principal executive offices) (Zip code)

ANDREW D. KETTER
ROBERT W. BAIRD & CO. INCORPORATED
777 EAST WISCONSIN AVENUE
MILWAUKEE, WI 53202
(Name and address of agent for service)

1-866-442-2473
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2013

Item 1. Schedule of Investments.

Baird Short-Term Bond Fund
Schedule of Investments
March 31, 2013 (Unaudited)

	Principal	Market	% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Obligations
U.S. Treasury Bonds,
2.375%, 03/31/2016 @	$81,700,000	$86,576,509
		86,576,509	5.9%
Taxable Municipal Bonds
Alaska Municipal Bond Bank Authority,
1.918%, 08/01/2013	1,000,000	1,003,910
City of Arlington TX,
4.680%, 08/15/2013	1,170,000	1,184,964
City of Des Moines IA,
2.587%, 06/01/2013	1,240,000	1,242,183
City of Trenton NJ:
1.430%, 04/01/2015	1,440,000	1,439,712
1.722%, 04/01/2016	1,470,000	1,469,147
County of Dauphin PA,
1.194%, 03/01/2016	1,200,000	1,198,764
County of Miami-Dade FL Aviation Revenue,
5.000%, 10/01/2016	6,200,000	7,035,822
Educational Enhancement Funding Corporation,
6.720%, 06/01/2025	229,232	231,600
Government Development Bank for Puerto Rico,
3.670%, 05/01/2014	6,450,000	6,430,328
Illinois State:
4.071%, 01/01/2014	545,000	556,799
4.422%, 04/01/2015	2,030,000	2,095,833
4.961%, 03/01/2016	1,110,000	1,213,030
5.090%, 04/01/2017	2,000,000	2,202,960
Michigan Strategic Fund,
4.500%, 12/01/2013	5,000,000	5,121,700
New Hampshire Housing Finance Authority:
1.250%, 07/01/2016	1,100,000	1,098,603
1.500%, 01/01/2017	1,060,000	1,059,608
1.650%, 07/01/2017	1,000,000	1,002,670
State of Illinois,
3.636%, 02/01/2014	1,700,000	1,727,336
Tobacco Settlement Authority Iowa,
6.500%, 06/01/2023 (Callable 06/01/2015)	165,000	164,376
		37,479,345	2.6%
Other Government Related Securities
AB Svensk Exportkredit,
0.602%, 01/23/2017 f	8,800,000	8,823,302
Corp Andina de Fomento,
5.200%, 05/21/2013 f	2,500,000	2,512,773
Korea Electric Power Corporation,
7.750%, 04/01/2013 f	1,987,000	1,987,000
Korea Southern Power Co., Ltd.,
5.375%, 04/18/2013 (Acquired 02/22/2011, Cost $3,810,307) * f	3,805,000	3,811,625
Petrobras International Finance Company,
3.875%, 01/27/2016 f	6,200,000	6,488,213
Petroleos Mexicanos,
4.875%, 03/15/2015 f	5,270,000	5,638,900
		29,261,813	2.0%
Corporate Bonds
Industrials
AbbVie Inc.,
1.750%, 11/06/2017 (Acquired 11/05/2012, Cost $2,993,730) *	3,000,000	3,036,483
Agrium Inc.,
7.700%, 02/01/2017 f	5,000,000	5,912,085
American Honda Finance Corporation:
1.450%, 02/27/2015 (Acquired 02/21/2012, Cost $1,998,940) *	2,000,000	2,027,270
1.000%, 08/11/2015 (Acquired 09/04/2012, Cost $4,989,550) *	5,000,000	5,017,910
Anadarko Petroleum Corporation:

5.750%, 06/15/2014	5,000,000	5,276,565
5.950%, 09/15/2016	2,755,000	3,171,300
Anglo American Capital PLC:
2.150%, 09/27/2013 (Acquired 09/20/2010 through 03/21/2012, Cost $6,899,265) * f	6,900,000	6,937,950
9.375%, 04/08/2014 (Acquired 03/23/2012 through 06/19/2012, Cost $968,295) * f	900,000	971,621
ArcelorMittal:
5.375%, 06/01/2013 @ f	2,500,000	2,515,750
9.500%, 02/15/2015 f	341,000	385,330
4.250%, 02/25/2015 f	1,000,000	1,033,750
4.250%, 08/05/2015 @ f	1,525,000	1,585,009
Avon Products, Inc.,
2.375%, 03/15/2016	2,000,000	2,025,734
Barrick Gold Corporation,
1.750%, 05/30/2014 f	3,000,000	3,032,922
Beam, Inc.,
5.375%, 01/15/2016	1,269,000	1,408,628
BP Capital Markets PLC,
3.200%, 03/11/2016 @ f	775,000	825,556
Bunge Limited Finance Corporation:
5.350%, 04/15/2014	6,550,000	6,838,960
5.100%, 07/15/2015	1,520,000	1,648,210
Bunge N.A. Finance L.P.,
5.900%, 04/01/2017	425,000	481,943
Cadbury Schweppes U.S. Finance LLC,
5.125%, 10/01/2013 (Acquired 09/03/2010 through 02/07/2012, Cost $5,425,157) *	5,324,000	5,429,213
CNPC HK Overseas Capital Ltd,
3.125%, 04/28/2016 (Acquired 12/18/2012, Cost $2,392,514) * f	2,300,000	2,415,518
Computer Sciences Corporation,
2.500%, 09/15/2015 @	8,550,000	8,780,713
ConAgra Foods Inc.:
1.350%, 09/10/2015	3,840,000	3,867,997
5.819%, 06/15/2017	3,500,000	4,061,064
COX Communications Inc.,
7.250%, 11/15/2015	2,000,000	2,310,404
CRH America, Inc.,
6.000%, 09/30/2016	1,590,000	1,808,995
Daimler Finance North America LLC:
2.300%, 01/09/2015 (Acquired 01/04/2012, Cost $3,595,464) *	3,600,000	3,678,790
1.250%, 01/11/2016 (Acquired 01/07/2013, Cost $2,846,495) *	2,850,000	2,859,761
Deutsche Telekom International Finance B.V.:
5.250%, 07/22/2013 f	550,000	557,683
5.875%, 08/20/2013 f	2,000,000	2,039,954
5.750%, 03/23/2016 f	400,000	451,680
3.125%, 04/11/2016 (Acquired 03/14/2012 through 07/16/2012, Cost $4,384,511) * f	4,275,000	4,511,476
Devon Energy Corporation,
2.400%, 07/15/2016	375,000	388,677
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.,
3.500%, 03/01/2016 @	400,000	424,772
Eaton Corp,
1.500%, 11/02/2017 (Acquired 11/14/2012, Cost $4,994,550) *	5,000,000	5,014,345
Encana Corporation,
4.750%, 10/15/2013 f	1,915,000	1,954,319
EnCana Holdings Finance Corp.,
5.800%, 05/01/2014 f	3,455,000	3,634,377
Express Scripts, Inc.:
3.125%, 05/15/2016	3,000,000	3,169,122
FBG Finance Limited,
5.125%, 06/15/2015 (Acquired 03/12/2012, Cost $553,128) * f	515,000	560,562
Federal Express Corp. 1998 Pass Through Trust,
Series 981B, 6.845%, 01/15/2019	1,392,977	1,584,875
Federal Express Corp. 2012 Pass Through Trust,
2.625%, 01/15/2018 (Acquired 01/20/2012 through 05/7/2012, Cost $1,947,006) *	1,945,111	1,966,227
FedEx Corporation,
7.375%, 01/15/2014	3,291,000	3,463,975
Fidelity National Information Services, Inc.,
7.625%, 07/15/2017	13,200,000	14,124,000
Fiserv, Inc.:
3.125%, 10/01/2015	2,486,000	2,609,154
3.125%, 06/15/2016	1,695,000	1,785,947
Ford Motor Credit Company LLC:

2.750%, 05/15/2015	4,000,000	4,083,056
2.500%, 01/15/2016 @	500,000	509,672
6.625%, 08/15/2017	4,000,000	4,664,876
France Telecom,
4.375%, 07/08/2014 f	2,125,000	2,217,678
Freeport-McMoRan Copper & Gold Inc.:
1.400%, 02/13/2015 @	3,500,000	3,525,351
2.150%, 03/01/2017	2,000,000	2,023,658
General Mills, Inc.,
0.601%, 01/29/2016	3,775,000	3,778,224
Gilead Sciences, Inc.,
2.400%, 12/01/2014	1,000,000	1,027,586
Glencore Funding LLC,
6.000%, 04/15/2014 (Acquired 01/12/2010 through 02/27/2012, Cost $7,257,151) *	7,120,000	7,458,107
H. J. Heinz Company,
2.000%, 09/12/2016	7,000,000	7,083,125
Heineken N.V.,
1.400%, 10/01/2017 (Acquired 10/02/2012, Cost $1,993,400) * f	2,000,000	1,990,906
Hewlett-Packard Company,
4.750%, 06/02/2014	475,000	496,143
Highmark Inc.,
6.800%, 08/15/2013 (Acquired 05/08/2012 through 11/14/2012, Cost $4,641,792) *	4,550,000	4,623,951
Hospira, Inc.,
5.900%, 06/15/2014	5,900,000	6,233,940
HP Enterprise Services, LLC,
Series B, 6.000%, 08/01/2013	5,639,000	5,735,923
Hutchison Whampoa International Ltd.,
4.625%, 09/11/2015 (Acquired 09/24/2012 through 12/18/2012, Cost $8,254,021) * f	7,690,000	8,292,934
Hyundai Capital Services Inc.:
6.000%, 05/05/2015 (Acquired 11/01/2012 through 03/05/2013, Cost $6,146,167) * f	5,624,000	6,149,046
4.375%, 07/27/2016 (Acquired 05/11/2012 through 02/07/2013, Cost $5,420,969) * f	5,130,000	5,544,037
Ingersoll-Rand Global Holding Company Limited,
9.500%, 04/15/2014 f	2,034,000	2,210,256
Johnson Controls Inc.,
5.500%, 01/15/2016 @	6,491,000	7,251,901
Kellogg Company,
0.522%, 02/13/2015	2,000,000	2,002,614
Laboratory Corporation of America Holdings,
5.625%, 12/15/2015	400,000	446,889
Lafarge North America Inc.,
6.875%, 07/15/2013	5,000,000	5,080,000
Marathon Petroleum Corporation,
3.500%, 03/01/2016	1,503,000	1,605,879
Murphy Oil Corporation,
2.500%, 12/01/2017	6,531,000	6,558,097
Mylan Inc.:
7.625%, 07/15/2017 (Acquired 01/15/2013, Cost $4,472,484) *	4,000,000	4,446,600
6.000%, 11/15/2018 (Acquired 02/01/2013, Cost $2,748,185) *	2,500,000	2,745,228
Nabisco, Inc.,
7.550%, 06/15/2015	3,239,000	3,701,270
National Oilwell Varco Inc.,
Series B, 6.125%, 08/15/2015	4,700,000	4,727,631
Noble Holding International Limited:
3.450%, 08/01/2015 f	4,552,000	4,767,492
2.500%, 03/15/2017 f	1,000,000	1,028,306
PCCW-HKT Capital II Ltd.,
6.000%, 07/15/2013 (Acquired 06/18/2012, Cost $404,434) * f	400,000	405,455
Pearson Dollar Finance PLC,
5.700%, 06/01/2014 (Acquired 06/20/2011 through 08/24/2012, Cost $763,787) * f	732,000	761,822
Pearson Dollar Finance Two PLC,
5.500%, 05/06/2013 (Acquired 05/31/2011 through 06/15/2011, Cost $4,442,482) * f	4,426,000	4,444,014
Pentair Finance SA,
1.350%, 12/01/2015 (Acquired 11/19/2012, Cost $4,998,100) * f	5,000,000	5,007,015
Petrohawk Energy Corporation:
7.875%, 06/01/2015	5,000,000	5,172,310
7.250%, 08/15/2018	3,000,000	3,356,835
Pioneer Natural Resources Company,
5.875%, 07/15/2016 @	10,000,000	11,308,950
Plum Creek Timberlands, L.P.,
5.875%, 11/15/2015	3,500,000	3,887,971

POSCO,
8.750%, 03/26/2014 (Acquired 03/19/2009 through 01/18/2013, Cost $7,926,392) * f	7,610,000	8,176,511
PPG Industries, Inc.,
1.900%, 01/15/2016	1,452,000	1,489,631
Reed Elsevier Capital Inc.,
7.750%, 01/15/2014	4,670,000	4,921,101
Rio Tinto Alcan, Inc.,
5.200%, 01/15/2014 f	4,110,000	4,249,366
RPM United Kingdom G.P.,
6.700%, 11/01/2015 (Acquired 03/04/2013, Cost $8,488,034) *	7,500,000	8,331,345
SABMiller Holdings Inc,
1.850%, 01/15/2015 (Acquired 01/10/2012, Cost $1,999,880) *	2,000,000	2,032,244
SABMiller PLC,
6.500%, 07/01/2016 (Acquired 03/01/2012 through 03/20/2012, Cost $1,368,769) * f	1,214,000	1,406,993
Southwestern Bell Telephone, L.P.,
7.000%, 07/01/2015	875,000	993,399
Staples, Inc.,
9.750%, 01/15/2014	9,000,000	9,616,680
Talisman Energy, Inc.,
5.125%, 05/15/2015 f	2,150,000	2,308,195
TCI Communications, Inc.,
8.750%, 08/01/2015	4,035,000	4,765,412
Telecom Italia Capital, SA:
5.250%, 11/15/2013 f	120,000	122,501
4.950%, 09/30/2014 f	5,075,000	5,256,239
5.250%, 10/01/2015 f	2,175,000	2,294,666
Telefonica Emisiones S.A.U.:
2.582%, 04/26/2013 f	2,000,000	2,001,970
6.421%, 06/20/2016 f	6,745,000	7,480,670
Telefonica Moviles Chile SA,
2.875%, 11/09/2015 (Acquired 11/03/2010 through 04/04/2012, Cost $1,016,528) * f	1,020,000	1,037,915
The ADT Corporation,
2.250%, 07/15/2017 (Acquired 06/27/2012 through 12/14/2012, Cost $6,723,101) * @	6,700,000	6,725,808
The Clorox Company,
5.000%, 01/15/2015	2,000,000	2,142,278
The Interpublic Group of Companies, Inc.,
10.000%, 07/15/2017	7,195,000	7,716,638
The Valspar Corporation,
5.100%, 08/01/2015	3,400,000	3,667,036
Time Warner Cable, Inc.,
5.850%, 05/01/2017 @	300,000	348,393
Time Warner Companies, Inc.,
7.250%, 10/15/2017	2,475,000	3,071,247
Toyota Motor Credit Corporation:
0.875%, 07/17/2015	3,000,000	3,018,996
2.050%, 01/12/2017	400,000	413,785
Transocean Inc.:
4.950%, 11/15/2015 f	1,350,000	1,460,681
5.050%, 12/15/2016 f	6,000,000	6,666,582
TSMC Global Ltd,
0.950%, 04/03/2016 (Acquired 03/27/2013, Cost 1,999,760) * f	2,000,000	1,999,760
Tyco Electronics Group S.A.:
5.950%, 01/15/2014 f	1,655,000	1,722,069
1.600%, 02/03/2015 f	1,000,000	1,011,855
Union Pacific Railroad Co. 2004 Pass Through Trust,
5.214%, 09/30/2014 (Acquired 10/22/2010 through 03/29/2012, Cost $6,185,099) *	5,924,000	6,244,435
Vale Canada Limited,
5.700%, 10/15/2015 f	8,000,000	8,697,336
Valero Energy Corporation,
4.750%, 04/01/2014	3,690,000	3,839,869
Viacom Inc.:
1.250%, 02/27/2015	1,000,000	1,007,030
6.250%, 04/30/2016	1,500,000	1,722,889
Vivendi SA,
2.400%, 04/10/2015 (Acquired 04/03/2012 through 02/01/2013, Cost $7,316,722) * @ f	7,236,000	7,378,701
Vodafone Group Public Limited Company,
0.675%, 02/19/2016 f	5,000,000	4,995,090
Walgreen Co.,
0.780%, 03/13/2014	3,000,000	3,008,055
Waste Management, Inc.,

5.000%, 03/15/2014	3,700,000	3,850,871
Weyerhaeuser Company,
7.250%, 07/01/2013 @	2,000,000	2,029,100
Wm. Wrigley Jr. Company,
3.700%, 06/30/2014 (Acquired 03/15/2012 through 11/14/2012, Cost $6,655,290) *	6,486,000	6,661,103
Woodside Finance Limited:
8.125%, 03/01/2014 (Acquired 09/14/2012 through 03/26/2013, Cost $2,649,829) * f	2,500,000	2,660,023
4.500%, 11/10/2014 (Acquired 11/15/2012, Cost $2,631,450) * f	2,500,000	2,638,512
Xerox Corporation,
8.250%, 05/15/2014	7,800,000	8,416,567
Xstrata Canada Corporation,
6.000%, 10/15/2015 f	450,000	499,010
Xstrata Finance (Canada) Limited,
1.800%, 10/23/2015 (Acquired 10/18/2012, Cost $2,999,040) * f	3,000,000	3,034,092
Yara International ASA,
5.250%, 12/15/2014 (Acquired 09/25/2012 through 02/13/2013, Cost $8,266,927) * f	7,775,000	8,296,905
Yum! Brands, Inc.,
4.250%, 09/15/2015	7,425,000	7,982,068
Zoetis Inc.,
1.150%, 02/01/2016 (Acquired 01/16/2013, Cost $999,730) *	1,000,000	1,002,664
		484,355,610	33.1%
Utility
Ameren Corporation,
8.875%, 05/15/2014	6,364,000	6,871,504
Beaver Valley Funding Corporation Debentures,
9.000%, 06/01/2017	2,137,000	2,165,529
Centrais Eletricas Brasileiras S.A.,
7.750%, 11/30/2015 (Acquired 12/06/2012, Cost $3,437,149) * f	3,000,000	3,412,500
Commonwealth Edison Company,
6.150%, 09/15/2017	100,000	120,638
Constellation Energy Group Inc.,
4.550%, 06/15/2015	3,069,000	3,298,751
DCP Midstream, LLC:
9.700%, 12/01/2013 (Acquired 07/29/2010 through 03/14/2012, Cost $3,818,310) *	3,640,000	3,843,520
5.375%, 10/15/2015 (Acquired 01/13/2012, Cost $1,826,915) *	1,708,000	1,856,500
Dominion Resources, Inc.,
Series C, 5.150%, 07/15/2015	125,000	136,841
Duke Energy Corp.,
6.300%, 02/01/2014	2,080,000	2,175,948
El Paso Pipeline Partners Operating Co LLC,
4.100%, 11/15/2015	5,286,000	5,673,147
Energy Transfer Partners, L.P.:
8.500%, 04/15/2014	3,150,000	3,390,673
5.950%, 02/01/2015	2,500,000	2,710,387
6.125%, 02/15/2017	350,000	405,222
9.700%, 03/15/2019	1,000,000	1,347,981
Enterprise Products Operating LLC:
Series O, 9.750%, 01/31/2014	2,774,000	2,980,444
3.700%, 06/01/2015	950,000	1,005,617
1.250%, 08/13/2015	3,000,000	3,021,939
Exelon Corporation,
4.900%, 06/15/2015	1,759,000	1,904,026
Florida Gas Transmission Company, LLC,
4.000%, 07/15/2015 (Acquired 09/12/2012, Cost $1,052,962) *	1,000,000	1,060,628
GG1C Funding Corporation,
5.129%, 01/15/2014 (Acquired 07/28/2011, Cost $1,861,111) *	1,858,917	1,877,013
Kinder Morgan Energy Partners, L.P.,
6.000%, 02/01/2017	250,000	290,627
Kiowa Power Partners LLC,
4.811%, 12/30/2013 (Acquired 12/29/2011 through 05/29/2012, Cost $627,835) *	622,515	627,321
MidAmerican Energy Holdings Company,
Series D, 5.000%, 02/15/2014	745,000	773,022
National Grid PLC,
6.300%, 08/01/2016 f	7,911,000	9,193,848
Nevada Power Company,
Series U, 7.375%, 01/15/2014	2,750,000	2,891,311
Nisource Finance Corp.,
5.400%, 07/15/2014	5,925,000	6,256,818
Nustar Pipeline Operating Partnership L.P.,
5.875%, 06/01/2013	6,562,000	6,600,388

ONEOK, Inc.,
5.200%, 06/15/2015	2,000,000	2,174,244
ONEOK Partners, L.P.:
6.150%, 10/01/2016	2,485,000	2,871,997
2.000%, 10/01/2017	1,000,000	1,010,543
Pennsylvania Electric Co.,
5.125%, 04/01/2014	1,100,000	1,144,015
Pepco Holdings, Inc.,
2.700%, 10/01/2015	1,395,000	1,446,410
PG&E Corporation,
5.750%, 04/01/2014	2,745,000	2,875,102
Plains All American Pipeline,
5.625%, 12/15/2013	4,635,000	4,802,551
PPL Energy Supply, LLC:
6.300%, 07/15/2013	3,588,000	3,644,500
Series A, 5.700%, 10/15/2015	5,137,000	5,603,661
6.200%, 05/15/2016 @	350,000	399,278
PSEG Power LLC,
5.320%, 09/15/2016	4,505,000	5,088,934
Rockies Express Pipeline LLC,
3.900%, 04/15/2015 (Acquired 02/17/2011, Cost $2,000,159) *	2,000,000	2,015,000
Sempra Energy,
2.000%, 03/15/2014	2,100,000	2,125,200
Southwestern Public Service Company,
5.600%, 10/01/2016	3,000,000	3,338,703
Spectra Energy Capital LLC:
5.500%, 03/01/2014	1,300,000	1,354,089
5.668%, 08/15/2014	6,114,000	6,505,889
Trans-Allegheny Interstate Line Company,
4.000%, 01/15/2015 (Acquired 01/19/2010 through 06/19/2012, Cost $5,174,030) *	5,090,000	5,341,013
Union Electric Company,
4.750%, 04/01/2015	500,000	533,352
Vectren Utility Holdings, Inc.,
5.250%, 08/01/2013	650,000	659,177
Veolia Environnement,
5.250%, 06/03/2013 f	5,809,000	5,844,911
Williams Partners L.P.:
3.800%, 02/15/2015	9,000,000	9,477,513
7.250%, 02/01/2017	715,000	860,106
		145,008,331	9.9%
Finance
Abbey National Treasury Services PLC,
3.875%, 11/10/2014 (Acquired 12/29/2011 through 09/13/2012, Cost $3,714,664) * f	3,722,000	3,858,664
ABN AMRO Bank N.V.:
3.000%, 01/31/2014 (Acquired 01/27/2011 through 02/06/2013, Cost $6,668,594) * f	6,650,000	6,753,640
1.375%, 01/22/2016 (Acquired 01/17/2013, Cost $999,770) * f	1,000,000	1,000,533
AEGON N.V.,
4.625%, 12/01/2015 f	950,000	1,034,274
Aetna Inc.,
6.000%, 06/15/2016	3,625,000	4,175,250
American Express Credit Corporation,
2.750%, 09/15/2015	1,200,000	1,254,686
American International Group, Inc.:
2.375%, 08/24/2015 @	1,100,000	1,128,380
5.600%, 10/18/2016	5,120,000	5,817,846
Ameriprise Financial, Inc.,
5.650%, 11/15/2015	2,700,000	3,031,949
AmSouth Bank:
Series AI, 4.850%, 04/01/2013	4,275,000	4,275,000
Series AI, 5.200%, 04/01/2015	2,400,000	2,557,344
ANZ New Zealand (Int'l) Limited,
1.125%, 03/24/2016 (Acquired 03/20/2013, Cost $4,998,250) * f	5,000,000	5,004,525
AON Corporation:
3.500%, 09/30/2015	3,302,000	3,492,397
3.125%, 05/27/2016	1,307,000	1,380,205
Arden Realty Limited Partnership,
5.250%, 03/01/2015	1,708,000	1,838,940
Banco Santander-Chile,
2.506%, 02/14/2014 (Acquired 02/09/2012, Cost $1,500,000) * f	1,500,000	1,486,068
Bank of America Corporation,

5.750%, 12/01/2017	5,000,000	5,783,290
Bank of America Corporation Subordinated Notes,
10.200%, 07/15/2015	2,400,000	2,804,791
Barclays Bank PLC:
5.200%, 07/10/2014 f	4,005,000	4,222,039
Series 1, 5.000%, 09/22/2016 @ f	4,975,000	5,587,716
BNP Paribas SA:
3.250%, 03/11/2015 f	2,425,000	2,514,478
2.375%, 09/14/2017 f	1,000,000	1,014,808
Branch Banking and Trust Company,
0.588%, 05/23/2017	1,650,000	1,620,191
Canadian Imperial Bank of Commerce,
2.350%, 12/11/2015 f	850,000	885,760
Capital One Bank USA NA,
6.500%, 06/13/2013	1,654,000	1,673,482
Capital One Financial Corporation:
7.375%, 05/23/2014	5,765,000	6,188,566
2.150%, 03/23/2015	4,000,000	4,082,028
Cie de Financement Foncier SA,
2.500%, 09/16/2015 (Acquired 06/19/2012 through 02/01/2013, Cost $6,817,576) * f	6,600,000	6,842,662
Citigroup, Inc.:
6.010%, 01/15/2015	7,350,000	7,958,778
5.300%, 01/07/2016	2,000,000	2,211,408
CNA Financial Corporation:
5.850%, 12/15/2014	2,225,000	2,395,562
6.500%, 08/15/2016	1,025,000	1,179,700
Comerica Bank:
Series AI, 5.700%, 06/01/2014	4,100,000	4,324,491
5.750%, 11/21/2016	825,000	954,734
Commonwealth Bank of Australia,
3.500%, 03/19/2015 (Acquired 08/30/2010 through 07/18/2012, Cost $4,491,914) * f	4,401,000	4,647,144
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
0.760%, 03/18/2016 f	3,000,000	2,998,227
3.375%, 01/19/2017 @ f	1,000,000	1,070,614
Countrywide Financial Corporation,
6.250%, 05/15/2016	3,325,000	3,703,495
Credit Suisse (USA), Inc.,
5.125%, 08/15/2015 @	375,000	411,587
Deutsche Bank Aktiengesellschaft,
6.000%, 09/01/2017 f	400,000	474,570
Dresdner Bank AG,
7.250%, 09/15/2015 @ f	3,527,000	3,813,643
Fifth Third Bancorp:
3.625%, 01/25/2016	1,305,000	1,395,050
0.700%, 12/20/2016	2,900,000	2,854,841
First Empire Capital Trust I,
8.234%, 02/01/2027	1,000,000	1,017,451
First Hawaiian Capital Trust I,
Series B, 8.343%, 07/01/2027	1,500,000	1,533,750
First Horizon National Corporation,
5.375%, 12/15/2015	1,050,000	1,142,196
First Tennessee Bank, National Association,
5.650%, 04/01/2016	4,098,000	4,496,297
General Electric Capital Corporation:
4.750%, 09/15/2014	800,000	846,586
4.875%, 03/04/2015 @	5,400,000	5,825,180
4.375%, 09/21/2015	2,350,000	2,546,601
1.000%, 01/08/2016	1,000,000	1,000,432
5.625%, 09/15/2017 @	5,000,000	5,859,880
5.625%, 05/01/2018	175,000	207,107
Genworth Financial, Inc.,
5.750%, 06/15/2014 @	3,008,000	3,153,972
Genworth Life Institutional Funding Trust,
5.875%, 05/03/2013 (Acquired 04/07/2010 through 01/17/2012, Cost $5,993,887) *	5,980,000	6,005,289
GMAC Inc.,
7.500%, 12/31/2013	787,000	820,448
HSBC Finance Corporation:
4.750%, 07/15/2013	1,594,000	1,613,106
5.000%, 06/30/2015	1,950,000	2,108,133
5.500%, 01/19/2016	556,000	618,830

6.676%, 01/15/2021	221,000	261,517
HSBC USA Capital Trust III,
8.380%, 05/15/2027 (Acquired 11/06/2007, Cost $1,526,546) *	1,500,000	1,531,560
HSBC USA Inc.,
2.375%, 02/13/2015	600,000	617,352
ING Bank N.V.:
2.000%, 10/18/2013 (Acquired 10/13/2010 through 08/13/2012, Cost $3,803,256) * f	3,805,000	3,831,673
2.375%, 06/09/2014 (Acquired 02/24/2012, Cost $1,194,304) * f	1,200,000	1,221,551
4.000%, 03/15/2016 (Acquired 03/08/2012, Cost $1,102,960) * f	1,085,000	1,162,577
ING U.S., Inc.,
2.900%, 02/15/2018 (Acquired 02/06/2013, Cost $4,991,200) *	5,000,000	5,071,485
J.P. Morgan Chase & Co.:
5.125%, 09/15/2014	723,000	766,947
3.400%, 06/24/2015	125,000	131,595
3.450%, 03/01/2016	7,700,000	8,186,378
Jefferson-Pilot Corp.,
4.750%, 01/30/2014	1,556,000	1,606,637
Kemper Corporation,
6.000%, 11/30/2015	8,500,000	9,307,118
Key Bank National Association:
5.800%, 07/01/2014	5,400,000	5,731,781
7.413%, 05/06/2015	4,200,000	4,735,685
4.950%, 09/15/2015	820,000	893,060
KeyCorp,
6.500%, 05/14/2013	774,000	779,320
Kookmin Bank,
7.250%, 05/14/2014 (Acquired 05/26/2009 through 02/08/2013, Cost $7,302,927) * f	7,000,000	7,463,344
Liberty Mutual Group Inc.,
5.750%, 03/15/2014 (Acquired 09/03/2009 through 11/15/2012, Cost $3,536,743) *	3,588,000	3,722,938
Lloyds TSB Bank PLC:
4.375%, 01/12/2015 (Acquired 01/05/2010 through 02/24/2012, Cost $5,168,325) * f	5,110,000	5,394,382
4.875%, 01/21/2016 f	300,000	329,356
M&I Marshall & Ilsley Bank:
4.850%, 06/16/2015	6,682,000	7,143,125
5.000%, 01/17/2017	500,000	547,271
Macquarie Bank Limited,
3.450%, 07/27/2015 (Acquired 07/19/2012, Cost $3,995,160) * @ f	4,000,000	4,167,944
Manufacturers and Traders Trust Company,
0.581%, 03/07/2016	6,300,000	6,290,719
Manulife Financial Corp.,
3.400%, 09/17/2015 @ f	6,195,000	6,516,694
Marsh & McLennan Companies, Inc.:
5.750%, 09/15/2015	1,585,000	1,762,831
2.300%, 04/01/2017	1,060,000	1,087,013
MassMutual Global Funding II:
2.300%, 09/28/2015 (Acquired 11/22/2011, Cost $2,996,460) *	3,000,000	3,125,964
3.125%, 04/14/2016 (Acquired 01/19/2012, Cost $2,067,504) *	2,000,000	2,126,304
Mercantile Bankshares Corporation Subordinated Notes,
Series B, 4.625%, 04/15/2013	3,391,000	3,395,249
Metropolitan Life Global Funding I,
3.125%, 01/11/2016 (Acquired 01/04/2011 through 03/05/2012, Cost $2,313,889) * @	2,300,000	2,433,023
Morgan Stanley:
4.750%, 04/01/2014	75,000	77,538
4.000%, 07/24/2015	1,000,000	1,055,419
1.750%, 02/25/2016	2,000,000	2,015,574
5.450%, 01/09/2017	400,000	447,731
Morgan Stanley Dean Witter & Co.,
6.750%, 10/15/2013	3,516,000	3,626,350
National Australia Bank Limited:
0.602%, 01/22/2015 (Acquired 01/14/2013, Cost $3,700,000) * f	3,700,000	3,698,705
3.750%, 03/02/2015 (Acquired 03/14/2012 through 01/14/2013, Cost $1,835,419) * f	1,750,000	1,849,103
2.000%, 03/09/2015 f	2,000,000	2,049,994
0.805%, 10/08/2015 (Acquired 03/26/2013, Cost $1,098,900) * f	1,100,000	1,099,463
National City Bank:
4.625%, 05/01/2013	475,000	476,477
5.800%, 06/07/2017	250,000	292,981
Nomura Holdings Inc.:
5.000%, 03/04/2015 f	1,000,000	1,063,886
2.000%, 09/13/2016 f	5,425,000	5,411,693
Nordea Bank AB:

2.250%, 03/20/2015 (Acquired 03/14/2012, Cost $2,993,610) * f	3,000,000	3,084,234
3.125%, 03/20/2017 (Acquired 10/03/2012, Cost $3,605,537) * f	3,440,000	3,637,456
PNC Funding Corp,
4.250%, 09/21/2015	450,000	487,774
Principal Financial Group, Inc.,
1.850%, 11/15/2017	1,000,000	1,010,408
Principal Life Income Funding Trusts,
5.100%, 04/15/2014	2,550,000	2,672,257
Prudential Covered Trust 2012-1,
2.997%, 09/30/2015 (Acquired 10/16/2012, Cost $2,797,936) *	2,700,000	2,815,090
Prudential Financial Inc.,
6.200%, 01/15/2015	4,879,000	5,322,042
Regions Financial Corporation,
5.750%, 06/15/2015	3,500,000	3,797,850
Santander U.S. Debt S.A. Unipersonal,
2.991%, 10/07/2013 (Acquired 09/27/2010 through 12/14/2010, Cost $1,598,757) * f	1,600,000	1,610,677
Scotland International Finance No. 2 B.V.,
4.250%, 05/23/2013 (Acquired 03/16/2012, Cost $1,500,525) * f	1,500,000	1,506,626
SLM Corporation,
5.000%, 10/01/2013	5,015,000	5,102,763
Societe Generale SA:
2.200%, 09/14/2013 (Acquired 09/07/2010, Cost $4,994,350) * f	5,000,000	5,030,000
3.100%, 09/14/2015 (Acquired 02/06/2013, Cost $3,118,762) * @ f	3,000,000	3,106,239
SouthTrust Corporation,
5.800%, 06/15/2014	1,875,000	1,962,527
Sumitomo Mitsui Banking Corporation:
2.150%, 07/22/2013 (Acquired 07/14/2010, Cost $3,998,480) * f	4,000,000	4,015,784
1.350%, 07/18/2015 f	2,000,000	2,021,910
3.150%, 07/22/2015 (Acquired 02/06/2013, Cost $629,720) * f	600,000	628,783
SunTrust Bank:
0.608%, 04/01/2015	6,880,000	6,805,379
5.000%, 09/01/2015	2,396,000	2,613,279
SUSA Partnership, L.P.,
8.200%, 06/01/2017	488,000	574,304
Svenska Handelsbanken AB:
4.875%, 06/10/2014 (Acquired 09/20/2011 through 12/13/2011, Cost $4,985,762) * f	4,850,000	5,094,289
0.732%, 03/21/2016 f	2,000,000	1,998,812
3.125%, 07/12/2016 f	175,000	185,762
The Bank of New York Mellon Corporation,
0.513%, 03/04/2016	7,000,000	6,997,935
The Bank of Nova Scotia,
0.680%, 03/15/2016 f	7,000,000	6,995,870
The Bear Stearns Companies LLC,
5.300%, 10/30/2015	3,350,000	3,702,075
The Charles Schwab Corporation,
0.850%, 12/04/2015	3,000,000	3,012,192
The Dai-ichi Mutual Life Insurance Company,
5.730%, 03/17/2014 (Acquired 03/02/2011, Cost $4,139,682) * f	4,050,000	4,136,144
The Goldman Sachs Group, Inc.:
1.600%, 11/23/2015	5,000,000	5,045,785
5.750%, 10/01/2016	1,000,000	1,140,346
6.250%, 09/01/2017	2,976,000	3,495,717
The Hartford Financial Services Group, Inc.:
4.000%, 03/30/2015	3,000,000	3,170,556
7.300%, 11/01/2015	233,000	269,316
5.500%, 10/15/2016	3,050,000	3,450,962
5.375%, 03/15/2017	1,175,000	1,339,038
The NASDAQ OMX Group Inc.,
4.000%, 01/15/2015	5,740,000	5,996,854
The Royal Bank of Scotland Group PLC:
Series 2, 3.400%, 08/23/2013 f	1,000,000	1,011,134
4.875%, 08/25/2014 (Acquired 08/18/2009 through 01/27/2011, Cost $3,005,030) * @ f	3,000,000	3,143,190
2.550%, 09/18/2015 f	2,000,000	2,055,578
UBS AG:
Series 001, 2.250%, 01/28/2014 f	3,124,000	3,165,649
3.875%, 01/15/2015 f	2,214,000	2,337,289
UFJ Finance Aruba A.E.C.,
6.750%, 07/15/2013 f	7,850,000	7,990,923
Union Bank, National Association:
3.000%, 06/06/2016	1,200,000	1,265,004

2.125%, 06/16/2017	3,150,000	3,242,216
UnionBanCal Corp.,
5.250%, 12/16/2013	821,000	847,740
UnitedHealth Group, Inc.,
4.750%, 02/10/2014	750,000	775,146
WEA Finance LLC,
7.500%, 06/02/2014 (Acquired 12/14/2011 through 09/13/2012, Cost $8,443,723) *	8,005,000	8,600,948
Wells Fargo & Company,
3.676%, 06/15/2016	150,000	162,197
Wells Fargo Bank NA,
Series AI, 4.750%, 02/09/2015	5,250,000	5,609,315
Westpac Banking Corporation:
3.000%, 08/04/2015 f	720,000	756,138
2.000%, 08/14/2017 f	2,000,000	2,058,764
Willis North America, Inc.,
5.625%, 07/15/2015	6,650,000	7,212,264
		459,076,451	31.4%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Home Loan Mortgage Corporation (FHLMC):
Series 2910, Class BD, 4.500%, 11/15/2018	34,357	34,500
Series 5, Class B, 0.950%, 05/15/2019	14,106	14,216
Federal National Mortgage Association (FNMA):
5.500%, 07/01/2015	74,296	79,690
Series 2004-W6, Class 1A4, 5.500%, 07/25/2034	1,031,115	1,056,393
Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	551,394	565,628
		1,750,427	0.1%
Non-U.S. Government Agency Issues
Banc of America Mortgage Securities Inc,
Series 2003-10, Class 3A1, 5.000%, 01/25/2019	1,712,722	1,782,919
Bank of America Alternative Loan Trust:
Series 2003-4, Class 2A1, 5.000%, 06/25/2018	253,490	262,620
Series 2004-2, Class 5A1, 5.500%, 03/25/2019	1,155,885	1,188,344
Series 2004-B, Class 2A2, 2.868%, 03/25/2034	3,083,596	3,112,455
Countrywide Alternative Loan Trust:
Series 2004-12CB, Class 1A1, 5.000%, 07/25/2019	2,630,688	2,741,872
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020	485,497	479,315
Series 2004-J2, Class 3A3, 5.500%, 04/25/2034	577,092	594,975
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 §	198,004	169,168
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 §	1,352,053	989,217
HSI Asset Securitization Corp Trust,
Series 2005-NC1, Class 2A3, 0.564%, 07/25/2035	3,353,092	3,327,504
J.P. Morgan Alternative Loan Trust,
Series 2006-S2, Class A2, 5.810%, 05/25/2036	22,633	22,578
J.P. Morgan Mortgage Trust,
Series 2005-A4, Class 1A1, 5.268%, 07/25/2035	4,086,269	4,223,641
Merrill Lynch Mortgage Investors Trust,
Series 2005-A8, Class A1C1, 5.250%, 08/25/2036	88,751	89,536
Washington Mutual Mortgage Pass Through Certificates:
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	203,336	208,819
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	179,222	186,124
		19,379,087	1.3%
Asset Backed Securities
Accredited Mortgage Loan Trust,
Series 2006-2, Class A3, 0.354%, 09/25/2036	6,718,143	6,566,199
Argent Securities Inc,
Series 2005-W2, Class A2B1, 0.404%, 10/25/2035	4,377,272	4,322,491
Bombardier Capital Mortgage Securitization,
Series 1998-A, Class A3, 6.230%, 04/15/2028	16,574	16,453
Carrington Mortgage Loan Trust,
Series 2006-OPT1, Class A3, 0.384%, 02/25/2036	8,278,043	8,087,392
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH3, Class A3, 0.354%, 10/25/2036	4,400,879	4,352,940
Countrywide Asset-Backed Certificates:
Series 2006-13, Class 1AF2, 5.884%, 01/25/2037 §	124,589	135,067
Series 2006-13, Class 1AF3, 5.944%, 01/25/2037 §	2,058,715	1,984,118
Series 2006-9, Class 1AF3, 5.859%, 10/25/2046	1,500,000	1,026,348
Credit Based Asset Servicing and Securitization LLC,
Series 2005-CB8, Class AF2, 4.769%, 12/25/2035	329,502	317,045
Ford Credit Floorplan Master Owner Trust,

Series 2013-1, Class A2, 0.583%, 01/15/2018	3,900,000	3,897,804
Green Tree Financial Corporation:
Series 1996-3, Class A5, 7.350%, 05/15/2027	29,969	30,770
Series 1998-2, Class A5, 6.240%, 12/01/2028	30,056	31,183
Series 1997-5, Class A6, 6.820%, 05/15/2029	543,086	574,153
Series 1998-3, Class A5, 6.220%, 03/01/2030	370,032	404,564
J.P. Morgan Mortgage Acquisition Trust,
Series 2007-CH1, Class AV4, 0.334%, 08/25/2033	4,000,000	3,919,328
Master Credit Card Trust,
Series 2012-2A, Class A, 0.780%, 04/21/2017 (Acquired 10/24/2012, Cost $6,723,674) * f	6,725,000	6,732,680
Mastr Asset Backed Securities Trust,
Series 2006-AB1, Class A2, 0.434%, 02/25/2036	1,881,746	1,858,623
Nationstar Home Equity Loan Trust,
Series 2006-B, Class AV3, 0.374%, 09/25/2036	15,000,000	14,562,660
Renaissance Home Equity Loan Trust,
Series 2007-2, Class AF2, 5.675%, 06/25/2037	1,983,368	1,132,469
Residential Asset Mortgage Products, Inc.:
Series 2003-RS7, Class AI6, 5.340%, 08/25/2033	160,272	157,491
Series 2003-RS11, Class AI7, 4.828%, 12/25/2033	860,458	873,101
Soundview Home Equity Loan Trust:
Series 2005-OPT2, Class A5, 0.574%, 08/25/2035	159	159
Series 2005-OPT4, Class 2A3, 0.464%, 12/25/2035	4,494,410	4,447,232
Specialty Underwriting & Residential Finance,
Series 2006-BC1, Class A2C, 0.404%, 12/25/2036	5,885,349	5,781,326
Springleaf Mortgage Loan Trust:
Series 2012-1A, Class A, 2.667%, 09/25/2057 (Acquired 04/11/2012, Cost $3,739,949) *	3,739,993	3,781,387
Series 2012-2, Class A, 2.220%, 10/25/2057 (Acquired 07/31/2012, Cost $3,429,418) *	3,429,806	3,479,562
Wells Fargo Home Equity Trust,
Series 2005-2, Class AI1B, 0.494%, 08/25/2035	1,581,582	1,574,540
		80,047,085	5.5%
Commercial Mortgage Backed Securities
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	10,000,000	10,805,540
Citigroup Deutsche Bank,
Series 2005-CD1, Class A4, 5.218%, 07/15/2044	4,330,848	4,735,657
Commercial Mortgage Trust,
Series 2005-C6, Class A5A, 5.116%, 06/10/2044	9,413,000	10,226,095
Credit Suisse First Boston Mortgage Securities Corporation,
Series 2005-C5, Class A4, 5.100%, 08/15/2038 @	10,208,250	11,013,936
DBUBS 2011-LC3 Mortgage Trust,
Series 2011-LC3A, Class A2, 3.642%, 08/10/2044	6,075,000	6,563,552
GE Capital Commercial Mortgage Corporation,
Series 2004-C3, Class A4, 5.189%, 07/10/2039	6,542,881	6,838,168
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
Series 2003-CB7, Class A4, 4.879%, 01/12/2038	10,488,346	10,675,867
J.P. Morgan Chase Commercial Mortgage Trust,
Series 2005-CB12, Class A4, 4.895%, 09/12/2037	9,999,000	10,801,400
Morgan Stanley Capital I Trust,
Series 2005-HQ7, Class A4, 5.210%, 11/14/2042	10,850,000	11,831,285
RBSCF Trust,
Series 2010-MB1, Class A1, 2.367%, 04/15/2024 (Acquired 04/09/2010, Cost $2,068,186) *	2,068,230	2,100,519
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4, 5.283%, 12/15/2044	5,912,000	6,491,151
		92,083,170	6.3%
Total Long-Term Investments (Cost $1,421,380,594)		1,435,017,828	98.1%
	Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Fund
Short-Term Investments Trust - Liquid Assets Portfolio, 0.11% «	9,699,835	9,699,835
Total Short-Term Investments (Cost $9,699,835)		9,699,835	0.7%
	Principal
	Amount
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING
Commercial Paper
Atlantic East Funding LLC, 0.554%, 03/25/2014 † **	$710,053	564,878
Total Commercial Paper (Cost $710,053)		564,878	0.0%
	Shares
Investment Companies
Mount Vernon Securities Lending Trust Prime Portfolio, 0.26% «	109,320,948	109,320,948

Total Investment Companies (Cost $109,320,948)	109,320,948	7.5%

Total Investments Purchased With Cash Proceeds From
Securities Lending (Cost $110,031,001)	109,885,826	7.5%
Total Investments (Cost $1,541,111,430)	1,554,603,489	106.3%

Asset Relating to Securities Lending Investments
Support Agreement ** ^ α †	145,175
Total (Cost $0)	145,175	0.0%
Liabilities in Excess of Other Assets	(92,561,976)	(6.3)%
TOTAL NET ASSETS	$1,462,186,688	100.0%

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at March 31, 2013.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund's securities lending agent.

Summary of Fair Value Exposure at March 31, 2013 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Securities	$-	$86,576,509	$-	$86,576,509
Taxable Municipal Bonds	-	37,479,345	-	37,479,345
Other Government Related Securities	-	29,261,813	-	29,261,813
Corporate Debt Securities	-	1,088,440,392		1,088,440,392
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	1,750,427	-	1,750,427
Residential Mortgage-Backed Securities - Non - U.S. Government Agency Issues	-	19,379,087	-	19,379,087
Asset Backed Securities	-	80,047,085	-	80,047,085
Commercial Mortgage-Backed Securities	-	92,083,170	-	92,083,170
Total Fixed Income	-	1,435,017,828	-	1,435,017,828

Short-Term Investments
Money Market Mutual Fund	9,699,835	-	-	9,699,835
Total Short-Term Investments	9,699,835	-	-	9,699,835

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	564,878	-	564,878
Money Market Mutual Fund	109,320,948	-	-	109,320,948
Total Investments Purchased with
Cash Proceeds from Securities Lending	109,320,948	564,878	-	109,885,826

Total Investments	$119,020,783	$1,435,582,706	$-	$1,554,603,489

Asset Relating to Securities Lending Investments	$-	$145,175	$-	$145,175

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird Intermediate Bond Fund
Schedule of Investments
March 31, 2013 (Unaudited)

	Principal	Market	% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
2.375%, 07/31/2017	$15,975,000	$17,166,879
3.875%, 05/15/2018 @	9,700,000	11,206,526
9.125%, 05/15/2018	13,950,000	19,805,736
2.250%, 07/31/2018	112,600,000	120,886,684
2.625%, 08/15/2020	23,050,000	25,176,731
7.875%, 02/15/2021	10,000,000	14,867,190
6.250%, 08/15/2023	925,000	1,309,164
		210,418,910	22.5%
U.S. Government Agency Issues
Federal Home Loan Mortgage Corporation (FHLMC):
1.250%, 05/12/2017	5,050,000	5,160,595
1.000%, 06/29/2017 @	9,200,000	9,307,180
Series 1, 1.000%, 07/28/2017	5,500,000	5,551,375
2.375%, 01/13/2022	300,000	312,240
Federal National Mortgage Association (FNMA):
1.375%, 11/15/2016	6,700,000	6,900,062
0.875%, 08/28/2017	4,625,000	4,637,058
		31,868,510	3.4%
Taxable Municipal Bonds
Alaska Municipal Bond Bank Authority:
4.309%, 08/01/2018	1,000,000	1,119,950
4.459%, 08/01/2019	1,340,000	1,514,830
California Qualified School Construction Bonds,
5.955%, 03/01/2019	3,375,000	3,812,400
California School Finance Authority,
4.426%, 07/01/2020	2,500,000	2,791,825
California State:
5.450%, 04/01/2015	900,000	984,708
5.500%, 03/01/2016	500,000	564,700
Central Valley Support Joint Power Agency,
5.326%, 09/01/2022	2,000,000	2,210,820
City of Atlantic City NJ,
2.130%, 12/15/2013	450,000	454,009
Contra Costa County California Pension Obligation,
5.140%, 06/01/2017	2,500,000	2,770,275
Dallas Independent School District,
4.950%, 02/15/2022 (Callable 02/15/2021)	1,965,000	2,360,810
Davie Florida Water & Sewer Revenue,
6.062%, 10/01/2025 (Callable 10/01/2020)	1,000,000	1,148,840
Government Development Bank for Puerto Rico,
4.704%, 05/01/2016	3,525,000	3,558,452
Michigan State Housing Development Authority,
4.625%, 12/01/2015	2,500,000	2,586,850
North Carolina Housing Finance Agency,
4.000%, 01/01/2030 (Callable 07/01/2021)	395,000	418,068
North East Independent School District Texas,
5.240%, 08/01/2027	2,100,000	2,605,428
State of Illinois,
3.636%, 02/01/2014	5,150,000	5,232,812
Tobacco Settlement Authority Iowa,
6.500%, 06/01/2023 (Callable 06/01/2015)	1,185,000	1,180,521
		35,315,298	3.8%
Other Government Related Securities
Corp Andina de Fomento,
4.375%, 06/15/2022 f	454,000	492,848
KFW,
4.875%, 06/17/2019 f	3,250,000	3,925,025

Korea Development Bank,
3.875%, 05/04/2017 f	2,000,000	2,165,634
Korea Electric Power Corporation,
6.750%, 08/01/2027 f	300,000	407,050
Korea Hydro & Nuclear Power Co., Ltd.,
6.250%, 06/17/2014 (Acquired 06/10/2009, Cost $989,350) * f	1,000,000	1,060,415
National Bank of Hungary Yankee Debentures,
8.875%, 11/01/2013 f	350,000	361,681
Petrobras International Finance Company,
3.875%, 01/27/2016 f	4,175,000	4,369,079
United Mexican States,
5.125%, 01/15/2020 f	2,650,000	3,103,150
Westdeutsche Landesbank Subordinated Notes,
4.796%, 07/15/2015 f	1,495,000	1,602,863
		17,487,745	1.9%
Corporate Bonds
Industrials
Ameritech Capital Funding Debentures:
9.100%, 06/01/2016	704,100	811,845
6.450%, 01/15/2018	2,758,000	3,263,224
Anadarko Petroleum Corporation:
5.950%, 09/15/2016	915,000	1,053,263
6.375%, 09/15/2017	2,000,000	2,387,224
6.950%, 06/15/2019 @	1,000,000	1,258,975
Anglo American Capital PLC:
9.375%, 04/08/2014 (Acquired 09/05/2012, Cost $1,295,815) * f	1,200,000	1,295,495
9.375%, 04/08/2019 (Acquired 07/11/2012, Cost $2,614,746) * f	2,000,000	2,672,692
BP Capital Markets PLC:
3.200%, 03/11/2016 @ f	375,000	399,463
4.750%, 03/10/2019 @ f	2,500,000	2,895,872
3.245%, 05/06/2022 @ f	1,000,000	1,033,127
British Telecommunications PLC,
5.950%, 01/15/2018 f	2,000,000	2,384,200
Bunge Limited Finance Corporation:
5.350%, 04/15/2014	1,557,000	1,625,689
5.100%, 07/15/2015	1,085,000	1,176,519
4.100%, 03/15/2016	2,505,000	2,679,190
3.200%, 06/15/2017	1,300,000	1,344,709
Bunge N.A. Finance L.P.,
5.900%, 04/01/2017	425,000	481,943
Comcast Cable Communications LLC,
8.875%, 05/01/2017	500,000	644,978
Comcast Corporation,
2.850%, 01/15/2023 @	1,425,000	1,420,256
Computer Sciences Corporation,
2.500%, 09/15/2015	4,500,000	4,621,428
ConAgra Foods, Inc.,
5.875%, 04/15/2014	3,650,000	3,832,606
Cox Communications, Inc.,
3.250%, 12/15/2022 (Acquired 11/26/2012, Cost $3,594,456) * @	3,600,000	3,657,197
Daimler Finance North America LLC,
2.250%, 07/31/2019 (Acquired 07/25/2012, Cost $2,285,234) *	2,300,000	2,310,111
Deutsche Telekom International Finance B.V.:
3.125%, 04/11/2016 (Acquired 04/04/2011, Cost $2,197,778) * f	2,200,000	2,321,695
6.000%, 07/08/2019 @ f	1,300,000	1,574,407
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.,
3.500%, 03/01/2016 @	250,000	265,483
Donnelley (R.R.) & Sons Co.:
8.600%, 08/15/2016	1,000,000	1,150,000
6.125%, 01/15/2017	875,000	931,875
7.625%, 06/15/2020 @	1,000,000	1,041,250
D.R. Horton, Inc.,
6.500%, 04/15/2016	1,000,000	1,110,000
Ecolab Inc.,
1.450%, 12/08/2017	4,000,000	3,972,128
Express Scripts Holding Co:
2.650%, 02/15/2017 @	2,000,000	2,094,916

7.250%, 06/15/2019	1,000,000	1,275,484
Federal Express Corp. 1995 Pass Through Trust,
Class B2, 7.110%, 01/02/2014	234,934	244,668
Federal Express Corp. 1998 Pass Through Trust,
Series 981B, 6.845%, 01/15/2019	221,890	252,458
FedEx Corporation,
7.375%, 01/15/2014	2,250,000	2,368,260
Fidelity National Information Services, Inc.,
7.875%, 07/15/2020	4,800,000	5,412,000
Fiserv, Inc.,
4.750%, 06/15/2021	1,000,000	1,084,010
Ford Motor Credit Company LLC,
2.500%, 01/15/2016 @	3,000,000	3,058,032
Freeport-McMoRan Copper & Gold Inc.:
2.375%, 03/15/2018 (Acquired 02/28/2013, Cost $2,015,783) * @	2,000,000	2,008,356
3.875%, 03/15/2023 (Acquired 02/28/2013, Cost $1,099,351) *	1,100,000	1,103,182
Glencore Funding LLC,
6.000%, 04/15/2014 (Acquired 03/31/2004 through 02/02/2010, Cost $3,458,234) *	3,456,000	3,620,115
GTE Corporation:
6.840%, 04/15/2018	1,460,000	1,804,239
8.750%, 11/01/2021	150,000	205,247
H. J. Heinz Company,
2.000%, 09/12/2016	1,800,000	1,821,375
Hanson PLC Notes,
6.125%, 08/15/2016 f	650,000	717,379
Hess Corporation,
8.125%, 02/15/2019	1,200,000	1,549,830
Hewlett-Packard Co.,
3.300%, 12/09/2016	3,500,000	3,645,015
Highmark Inc. Notes,
6.800%, 08/15/2013 (Acquired 08/14/2003 through 05/23/2012, Cost $799,445) *	795,000	807,921
Historic Time Warner Inc.,
6.875%, 06/15/2018	392,000	489,104
HP Enterprise Services, LLC,
Series B, 6.000%, 08/01/2013	375,000	381,445
Hutchison Whampoa International Ltd.,
7.625%, 04/09/2019 (Acquired 10/16/2009 through 09/19/2011, Cost $3,106,772) * f	2,800,000	3,588,852
Hyundai Capital Services Inc.,
6.000%, 05/05/2015 (Acquired 03/27/2013, Cost $2,273,615) * f	2,079,000	2,273,091
Ingersoll-Rand Company Debentures,
6.391%, 11/15/2027 f	1,195,000	1,419,588
Ingredion Incorporated,
1.800%, 09/25/2017	1,275,000	1,277,458
Johnson Controls Inc.,
5.500%, 01/15/2016	1,625,000	1,815,489
Kraft Foods Group, Inc.,
3.500%, 06/06/2022	2,000,000	2,091,242
Laboratory Corporation of America Holdings,
4.625%, 11/15/2020	400,000	437,992
Lafarge SA:
6.200%, 07/09/2015 (Acquired 07/06/2010, Cost $999,140) * f	1,000,000	1,070,000
6.500%, 07/15/2016 f	625,000	696,094
LeasePlan Corporation N.V.,
3.000%, 10/23/2017 (Acquired 02/07/2013, Cost $4,055,635) * f	4,000,000	4,078,800
Limited Brands, Inc.,
5.250%, 11/01/2014	180,000	189,900
Martin Marietta Materials, Inc.,
6.600%, 04/15/2018	75,000	85,125
Masco Corporation,
6.125%, 10/03/2016	2,000,000	2,233,408
Medco Health Solutions, Inc.:
2.750%, 09/15/2015	215,000	224,157
7.125%, 03/15/2018	1,850,000	2,289,281
Mylan, Inc.,
6.000%, 11/15/2018 (Acquired 01/15/2013 through 02/12/2013, Cost $4,395,939) *	4,000,000	4,392,364
Nabors Industries, Inc.,
6.150%, 02/15/2018	825,000	938,021

PCCW-HKT Capital II Ltd.,
6.000%, 07/15/2013 (Acquired 07/10/2003, Cost $696,731) * f	700,000	709,546
Pearson Dollar Finance PLC,
5.700%, 06/01/2014 (Acquired 09/28/2005 through 12/14/2007, Cost $924,141) * f	925,000	962,684
Petrohawk Energy Corporation,
7.250%, 08/15/2018	4,000,000	4,475,780
Plum Creek Timberlands, L.P.,
5.875%, 11/15/2015	2,445,000	2,716,026
POSCO,
5.250%, 04/14/2021 (Acquired 04/08/2011 through 09/22/2011, Cost $2,978,074) * @ f	3,000,000	3,453,324
Rio Tinto Alcan, Inc.,
5.000%, 06/01/2015 f	450,000	486,909
Rio Tinto Financial USA Ltd.:
9.000%, 05/01/2019 @ f	2,800,000	3,857,372
3.500%, 11/02/2020 @ f	500,000	526,931
RPM United Kingdom G.P.,
6.700%, 11/01/2015 (Acquired 03/06/2013, Cost $3,732,892) *	3,300,000	3,665,792
Schneider Electric SA,
2.950%, 09/27/2022 (Acquired 09/20/2012, Cost $1,994,680) * f	2,000,000	2,020,000
Southwestern Bell Telephone, L.P.,
7.000%, 07/01/2015	125,000	141,914
Sprint Nextel Corporation,
6.000%, 12/01/2016	500,000	542,500
Sunoco, Inc. Senior Unsecured Notes,
5.750%, 01/15/2017	1,175,000	1,325,357
Sysco Corporation,
2.600%, 06/12/2022	150,000	149,887
TCI Communications, Inc.,
8.750%, 08/01/2015	3,498,000	4,131,204
Teck Resources Limited,
3.150%, 01/15/2017 f	1,000,000	1,041,498
Telecom Italia Capital, SA:
4.950%, 09/30/2014 f	1,360,000	1,408,568
5.250%, 10/01/2015 f	2,425,000	2,558,421
Telefonica Emisiones S.A.U.:
6.421%, 06/20/2016 @ f	3,150,000	3,493,567
6.221%, 07/03/2017 @ f	1,000,000	1,118,884
Teva Pharmaceutical Finance IV, LLC,
2.250%, 03/18/2020	1,250,000	1,256,250
Time Warner, Inc.:
4.700%, 01/15/2021 @	1,325,000	1,494,089
4.750%, 03/29/2021	2,000,000	2,263,830
Time Warner Cable, Inc.,
5.850%, 05/01/2017 @	1,000,000	1,161,311
Toyota Motor Credit Corporation,
2.050%, 01/12/2017	2,375,000	2,456,850
TSMC Global Ltd,
1.625%, 04/03/2018 (Acquired 03/27/2013, Cost $3,297,789) * f	3,300,000	3,295,908
Tyco Electronics Group S.A.,
6.550%, 10/01/2017 f	500,000	597,917
United AirLines, Inc. Pass Through Trust:
Series 91A2, 10.020%, 03/22/2014	124,743	64,243
Series 002C, 7.762%, 04/29/2049 § † **	48,704	1,461
Vale Overseas Limited:
6.250%, 01/23/2017 f	1,500,000	1,711,414
4.375%, 01/11/2022 @ f	2,425,000	2,488,162
Valero Energy Corporation,
4.750%, 04/01/2014	2,300,000	2,393,415
Verizon Communications, Inc.:
5.550%, 02/15/2016	1,000,000	1,128,131
5.500%, 04/01/2017 @	750,000	870,162
Viacom Inc.,
6.250%, 04/30/2016	500,000	574,297
Vulcan Materials Co.,
7.000%, 06/15/2018	2,000,000	2,270,000
Wesfarmers Limited,
1.874%, 03/20/2018 (Acquired 03/13/2013, Cost $3,900,000) * f	3,900,000	3,933,540

Xerox Corporation,
8.250%, 05/15/2014	3,000,000	3,237,141
Xstrata Canada Corporation,
6.000%, 10/15/2015 f	1,024,000	1,135,524
Xstrata Finance (Canada) Limited,
2.450%, 10/25/2017 (Acquired 10/18/2012, Cost $2,994,960) * f	3,000,000	3,040,842
Yara International ASA,
5.250%, 12/15/2014 (Acquired 01/15/2013, Cost $1,631,642) * f	1,525,000	1,627,367
		194,448,760	20.7%
Utility
Ameren Corporation,
8.875%, 05/15/2014	4,500,000	4,858,857
Baltimore Gas & Electric Co. Senior Unsecured Notes,
6.125%, 07/01/2013	2,065,000	2,093,210
Centrais Eletricas Brasileiras SA,
5.750%, 10/27/2021 (Acquired 10/20/2011 through 10/25/2011, Cost $1,152,199) * @ f	1,150,000	1,226,188
Commonwealth Edison,
Series 104, 5.950%, 08/15/2016	375,000	435,701
DCP Midstream, LLC:
9.700%, 12/01/2013 (Acquired 04/03/2012 through 08/06/2012, Cost $1,857,962) *	1,765,000	1,863,685
9.750%, 03/15/2019 (Acquired 10/15/2012, Cost $2,074,740) *	1,600,000	2,107,160
Dominion Resources, Inc.:
Series C, 5.150%, 07/15/2015	1,000,000	1,094,726
Series 07-A, 6.000%, 11/30/2017	800,000	959,575
DTE Energy Company,
7.625%, 05/15/2014	1,411,000	1,517,892
El Paso Pipeline Partners Operating Co LLC,
4.100%, 11/15/2015	3,000,000	3,219,720
Energy Transfer Partners, L.P.:
8.500%, 04/15/2014	3,505,000	3,772,796
5.950%, 02/01/2015	1,336,000	1,448,431
9.700%, 03/15/2019	778,000	1,048,729
Enterprise Products Operating LLC,
Series O, 9.750%, 01/31/2014	3,824,000	4,108,586
Exelon Corporation,
4.900%, 06/15/2015	1,000,000	1,082,448
Kinder Morgan Finance,
5.700%, 01/05/2016 @ f	2,500,000	2,718,328
Kiowa Power Partners LLC,
4.811%, 12/30/2013 (Acquired 11/19/2004, Cost $47,964) *	47,964	48,334
National Grid PLC,
6.300%, 08/01/2016 f	3,925,000	4,561,478
National Rural Utilities Corporation,
10.375%, 11/01/2018	2,300,000	3,356,659
Nisource Finance Corp.,
4.450%, 12/01/2021	2,000,000	2,201,822
Nustar Pipeline Operating Partnership L.P.,
5.875%, 06/01/2013 @	4,000,000	4,023,400
PPL Energy Supply, LLC,
Series A, 5.700%, 10/15/2015	1,950,000	2,127,144
PSEG Power LLC:
5.320%, 09/15/2016	994,000	1,122,841
5.125%, 04/15/2020	220,000	250,056
Public Service Company of New Mexico,
7.950%, 05/15/2018	2,575,000	3,202,267
RGS (I&M) Funding Corporation Debentures,
Series F, 9.820%, 12/07/2022 @	584,208	698,535
Rockies Express Pipeline LLC:
3.900%, 04/15/2015 (Acquired 02/17/2011, Cost $3,000,238) * @	3,000,000	3,022,500
5.625%, 04/15/2020 (Acquired 03/17/2010, Cost $999,110) *	1,000,000	927,500
Sempra Energy,
2.000%, 03/15/2014	2,000,000	2,024,000
Spectra Energy Capital LLC:
5.500%, 03/01/2014	1,500,000	1,562,410
5.668%, 08/15/2014	2,700,000	2,873,062
Trans-Allegheny Interstate Line Company,
4.000%, 01/15/2015 (Acquired 01/19/2010 through 02/22/2013, Cost $3,721,249) *	3,673,000	3,854,134

TransCanada PipeLines Ltd.,
9.875%, 01/01/2021 f	150,000	222,899
Vectren Utility Holdings, Inc.,
5.250%, 08/01/2013	575,000	583,118
West Penn Power Company,
5.875%, 08/15/2016 (Acquired 10/25/2010, Cost $2,176,211) *	2,000,000	2,228,646
Williams Partners L.P.:
5.250%, 03/15/2020	1,000,000	1,139,583
4.125%, 11/15/2020	350,000	377,638
		73,964,058	7.9%
Finance
ABN AMRO Bank N.V.,
1.375%, 01/22/2016 (Acquired 01/17/2013, Cost $4,498,965) * f	4,500,000	4,502,398
AEGON N.V.,
4.625%, 12/01/2015 f	795,000	865,524
Ally Financial Inc.,
6.750%, 12/01/2014 @	200,000	214,500
American International Group, Inc.:
8.250%, 08/15/2018	1,000,000	1,295,513
4.875%, 06/01/2022	3,000,000	3,393,867
AmSouth Bancorp,
6.750%, 11/01/2025	630,000	680,594
ANZ National (Int' l) LTD,
3.125%, 08/10/2015 (Acquired 02/28/2012, Cost $2,269,803) * f	2,239,000	2,339,417
Associates Corporation of North America,
6.950%, 11/01/2018	1,200,000	1,465,537
Australia and New Zealand Banking Group Limited,
3.250%, 03/01/2016 (Acquired 02/22/2011, Cost $1,693,081) * f	1,700,000	1,811,755
Bank of America Corporation,
3.300%, 01/11/2023	3,350,000	3,303,298
Bank of America Corporation Subordinated Notes,
10.200%, 07/15/2015	1,035,000	1,209,566
Banponce Trust I,
Series A, 8.327%, 02/01/2027	2,500,000	2,187,500
Barclays Bank PLC:
Series 1, 5.000%, 09/22/2016 @ f	2,565,000	2,880,903
6.750%, 05/22/2019 f	2,000,000	2,487,758
BB&T Corporation,
6.850%, 04/30/2019 @	2,322,000	2,962,396
Berkshire Hathaway Finance Corporation,
1.600%, 05/15/2017	3,800,000	3,875,479
BNP Paribas SA,
3.250%, 03/11/2015 f	425,000	440,682
Capital One Financial Corporation:
7.375%, 05/23/2014	1,000,000	1,073,472
3.150%, 07/15/2016	2,596,000	2,756,396
CDP Financial Inc.,
4.400%, 11/25/2019 (Acquired 11/20/2009, Cost $997,520) * f	1,000,000	1,144,926
Citigroup, Inc.:
6.010%, 01/15/2015	2,225,000	2,409,290
4.450%, 01/10/2017	1,800,000	1,981,685
6.125%, 11/21/2017 @	200,000	236,474
CNA Financial Corporation,
6.500%, 08/15/2016	2,000,000	2,301,854
Commonwealth Bank of Australia,
5.000%, 10/15/2019 (Acquired 03/02/2012, Cost $4,294,989) * f	4,000,000	4,676,756
Countrywide Financial Corporation,
6.250%, 05/15/2016	2,075,000	2,311,203
Credit Suisse New York,
5.300%, 08/13/2019 f	2,425,000	2,858,655
Deutsche Bank Aktiengesellschaft,
3.250%, 01/11/2016 f	4,250,000	4,504,282
Dresdner Bank AG,
7.250%, 09/15/2015 @ f	2,652,000	2,867,531
ERP Operating Limited Partnership,
5.200%, 04/01/2013 @	2,000,000	2,000,000
Fifth Third Bank,

4.750%, 02/01/2015	2,430,000	2,592,497
First National Bank of Chicago Pass Through Trust,
Series 93-A, 8.080%, 01/05/2018	393,946	436,533
First Tennessee Bank, National Association,
5.650%, 04/01/2016	4,263,000	4,677,334
General Electric Capital Corporation:
5.625%, 05/01/2018	2,850,000	3,372,890
6.000%, 08/07/2019	1,600,000	1,942,504
5.500%, 01/08/2020	2,300,000	2,725,424
Genworth Financial, Inc.:
5.750%, 06/15/2014 @	1,150,000	1,205,807
4.950%, 10/01/2015	400,000	425,943
Genworth Life Institutional Funding Trust,
5.875%, 05/03/2013 (Acquired 03/22/2011, Cost $2,627,355) *	2,620,000	2,631,080
GMAC Inc.:
7.500%, 12/31/2013	80,000	83,400
8.000%, 12/31/2018	96,000	114,840
Great West Life & Annuity Insurance,
7.153%, 05/16/2046 (Acquired 05/16/2006 through 11/08/2007, Cost $1,792,736) *	1,800,000	1,908,000
HSBC Finance Corporation,
6.676%, 01/15/2021	1,868,000	2,210,472
HSBC USA Inc.,
2.375%, 02/13/2015	1,000,000	1,028,920
Humana Inc.,
7.200%, 06/15/2018	2,000,000	2,448,482
ING Bank N.V.:
2.000%, 10/18/2013 (Acquired 10/28/2010, Cost $2,000,421) * f	2,000,000	2,014,020
3.000%, 09/01/2015 (Acquired 08/17/2010 through 09/14/2012, Cost $2,329,808) * f	2,300,000	2,380,730
ING U.S., Inc.,
2.900%, 02/15/2018 (Acquired 02/06/2013, Cost $1,996,480) *	2,000,000	2,028,594
Invesco Finance PLC,
3.125%, 11/30/2022 f	4,225,000	4,311,955
Istar Financial, Inc.:
Series B, 5.950%, 10/15/2013	1,050,000	1,069,688
5.850%, 03/15/2017	75,000	76,312
Jefferies Group, Inc.,
6.875%, 04/15/2021	2,000,000	2,334,680
J.P. Morgan Chase & Co.:
3.450%, 03/01/2016	1,725,000	1,833,961
4.500%, 01/24/2022	3,000,000	3,287,763
Kemper Corporation,
6.000%, 05/15/2017	450,000	497,214
Key Bank NA:
5.800%, 07/01/2014	2,000,000	2,122,882
7.413%, 05/06/2015	2,000,000	2,255,088
Kookmin Bank,
7.250%, 05/14/2014 (Acquired 06/12/2009, Cost $2,611,333) * f	2,600,000	2,772,099
Korea Housing Finance Corporation,
1.625%, 09/15/2018 (Acquired 02/26/2013, Cost $645,502) * f	650,000	637,965
Liberty Mutual Group Inc.,
5.750%, 03/15/2014 (Acquired 09/03/2009 through 10/15/2010, Cost $992,935) *	1,000,000	1,037,608
Lloyds TSB Bank PLC:
4.875%, 01/21/2016 f	225,000	247,017
5.800%, 01/13/2020 (Acquired 02/09/2010 through 03/16/2012, Cost $2,905,423) * f	2,900,000	3,414,141
M&I Marshall & Ilsley Bank:
4.850%, 06/16/2015	3,075,000	3,287,206
5.000%, 01/17/2017	1,000,000	1,094,543
Manulife Financial Corp.,
4.900%, 09/17/2020 f	1,775,000	2,002,702
Marsh & McLennan Companies, Inc.,
5.750%, 09/15/2015	1,197,000	1,331,299
MassMutual Global Funding II,
2.000%, 04/05/2017 (Acquired 03/29/2012, Cost $3,783,470) *	3,800,000	3,895,243
MBIA Insurance Corp.,
14.000%, 01/15/2033 (Acquired 01/11/2008, Cost $500,000) * @	500,000	115,000
Merrill Lynch & Company:
5.700%, 05/02/2017	1,000,000	1,116,179

6.875%, 04/25/2018	1,000,000	1,207,020
MetLife Institutional Funding II,
1.205%, 04/04/2014 (Acquired 03/29/2011, Cost $3,000,000) *	3,000,000	3,024,438
Metropolitan Life Global Funding I,
3.000%, 01/10/2023 (Acquired 01/03/2013, Cost $1,299,337) *	1,300,000	1,302,263
Monumental Global Funding III,
5.250%, 01/15/2014 (Acquired 04/05/2011 through 12/05/2011, Cost $1,770,852) *	1,735,000	1,793,784
Morgan Stanley:
4.750%, 04/01/2014	150,000	155,075
3.800%, 04/29/2016	125,000	132,616
6.625%, 04/01/2018	1,600,000	1,912,643
Morgan Stanley Dean Witter & Co.,
6.750%, 10/15/2013	2,400,000	2,475,324
National Australia Bank Limited:
0.805%, 10/08/2015 (Acquired 02/19/2013, Cost $3,101,858) * f	3,100,000	3,098,487
3.000%, 07/27/2016 (Acquired 07/20/2011, Cost $1,720,239) * f	1,725,000	1,823,762
Navigators Group Inc. Senior Unsecured Notes,
7.000%, 05/01/2016	2,320,000	2,576,084
Nomura Holdings Inc.:
5.000%, 03/04/2015 f	2,500,000	2,659,715
2.000%, 09/13/2016 f	2,450,000	2,443,990
NYSE Euronext,
2.000%, 10/05/2017	175,000	178,914
PNC Bank, National Association,
2.950%, 01/30/2023	4,000,000	3,976,580
Principal Life Income Funding Trusts,
5.550%, 04/27/2015	1,585,000	1,739,136
Protective Life Corporation,
4.300%, 06/01/2013	1,225,000	1,232,005
Prudential Covered Trust 2012-1,
2.997%, 09/30/2015 (Acquired 11/06/2012, Cost $1,863,959) *	1,800,000	1,876,727
Prudential Financial, Inc.:
3.875%, 01/14/2015	200,000	210,426
7.375%, 06/15/2019 @	850,000	1,091,370
Prudential Holdings LLC,
8.695%, 12/18/2023 (Acquired 03/26/2013, Cost $1,661,322) *	1,300,000	1,668,865
Regions Bank,
7.500%, 05/15/2018	1,825,000	2,240,187
Regions Financial Corporation,
5.750%, 06/15/2015	1,500,000	1,627,650
Royal Bank of Canada,
1.200%, 09/19/2018 @ f	2,800,000	2,809,108
Simon Property Group, L.P.,
5.750%, 12/01/2015	400,000	446,671
SLM Corporation:
5.000%, 10/01/2013	4,000,000	4,070,000
5.375%, 05/15/2014	450,000	469,245
Societe Generale SA:
2.750%, 10/12/2017 @ f	2,750,000	2,816,588
5.200%, 04/15/2021 (Acquired 01/28/2013, Cost $1,404,193) * @ f	1,250,000	1,396,838
Sovereign Bank,
8.750%, 05/30/2018	2,880,000	3,481,070
St. Paul Travelers, Inc.,
6.250%, 06/20/2016	2,000,000	2,330,964
SunTrust Bank:
3.600%, 04/15/2016	2,450,000	2,623,570
5.450%, 12/01/2017	500,000	570,789
7.250%, 03/15/2018	1,406,000	1,745,089
SUSA Partnership, L.P.,
8.200%, 06/01/2017	2,800,000	3,295,188
Svenska Handelsbanken AB:
3.125%, 07/12/2016 f	275,000	291,911
2.875%, 04/04/2017 @ f	1,500,000	1,583,732
Swedbank AB,
1.750%, 03/12/2018 (Acquired 03/05/2013, Cost $3,236,382) * f	3,250,000	3,237,195
Symetra Financial Corporation,
6.125%, 04/01/2016 (Acquired 08/12/2011, Cost $1,051,400) *	1,000,000	1,108,416

Talent Yield Investments Ltd,
4.500%, 04/25/2022 (Acquired 04/18/2012, Cost $3,774,008) * @ f	3,800,000	4,167,350
The Bank of Nova Scotia:
0.680%, 03/15/2016 f	4,000,000	3,997,640
2.550%, 01/12/2017 f	150,000	157,139
The Bear Stearns Companies LLC:
6.400%, 10/02/2017	1,450,000	1,731,020
7.250%, 02/01/2018	600,000	745,661
The Charles Schwab Corporation,
6.375%, 09/01/2017	325,000	394,781
The Goldman Sachs Group, Inc.,
6.150%, 04/01/2018	3,900,000	4,595,631
The Hartford Financial Services Group, Inc.,
4.000%, 03/30/2015	1,000,000	1,056,852
The Royal Bank of Scotland Group PLC:
2.550%, 09/18/2015 f	200,000	205,558
5.625%, 08/24/2020 f	3,100,000	3,603,750
6.125%, 01/11/2021 f	150,000	181,014
UBS AG,
5.875%, 12/20/2017 f	2,000,000	2,372,166
Union Bank NA,
2.125%, 06/16/2017	1,800,000	1,852,695
UnionBanCal Corp.:
5.250%, 12/16/2013	750,000	774,427
3.500%, 06/18/2022 @	75,000	77,757
Wachovia Bank, NA,
6.000%, 11/15/2017	639,000	762,845
WEA Finance LLC,
7.500%, 06/02/2014 (Acquired 04/05/2012, Cost $528,439) *	500,000	537,223
Wells Fargo Bank NA,
Series AI, 4.750%, 02/09/2015	1,015,000	1,084,468
Westpac Banking Corporation:
3.000%, 08/04/2015 f	3,000,000	3,150,573
1.600%, 01/12/2018 @ f	1,250,000	1,264,106
Willis Group Holdings Limited,
5.750%, 03/15/2021 f	3,250,000	3,648,326
		249,091,643	26.6%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage Corporation (FGLMC):
6.000%, 06/01/2021	246,573	270,827
6.000%, 07/01/2028	15,842	17,692
Federal Home Loan Mortgage Corporation (FHLMC):
Series R010, Class VA, 5.500%, 04/15/2017	588,804	591,075
Series 74, Class F, 6.000%, 10/15/2020	2,221	2,415
Series 1395, Class G, 6.000%, 10/15/2022	17,309	19,252
Federal National Mortgage Association (FNMA):
Series 1989-2, Class D, 8.800%, 01/25/2019	9,631	10,839
Series 1990-108, Class G, 7.000%, 09/25/2020	8,733	9,777
Series G-29, Class O, 8.500%, 09/25/2021	904	1,043
Series 1991-137, Class H, 7.000%, 10/25/2021	57,155	64,664
Series 1993-32, Class H, 6.000%, 03/25/2023	32,224	35,264
Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	1,064,615	1,092,097
Government National Mortgage Association (GNMA),
Series 1999-4, Class ZB, 6.000%, 02/20/2029	172,414	197,788
		2,312,733	0.2%
Non-U.S. Government Agency Issues
Bank of America Alternative Loan Trust:
Series 2003-11, Class 4A1, 4.750%, 01/25/2019	180,003	183,333
Series 2004-2, Class 5A1, 5.500%, 03/25/2019	572,693	588,775
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	740,040	768,644
Series 2005-6, Class 7A1, 5.500%, 07/25/2020	31,258	32,520
Series 2006-2, Class 7A1, 6.000%, 03/25/2021	409,441	420,681
Series 2006-3, Class 6A1, 6.000%, 04/25/2036	514,875	527,759
Series 2006-4, Class 3CB4, 6.000%, 05/25/2046 §	673,109	600,682
Bank of America Funding Corporation,
Series 2003-3, Class 1A41, 5.500%, 10/25/2033	80,861	80,747

Countrywide Alternative Loan Trust:
Series 2005-5R, Class A2, 4.750%, 12/25/2018	63,452	63,606
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020	558,322	551,212
Series 2005-85CB, Class 3A1, 5.250%, 02/25/2021 (Acquired 09/26/2007 through 01/28/2009, Cost $453,481) *	463,449	457,947
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021	809,885	788,335
Series 2005-10CB, Class 1A6, 5.500%, 05/25/2035	41,667	41,727
Series 2005-11CB, Class 2A1, 5.500%, 06/25/2035	97,426	89,210
Credit Suisse First Boston Mortgage Securities Corporation,
Series 2005-3, Class 3A27, 5.500%, 07/25/2035	56,517	58,743
J.P. Morgan Alternative Loan Trust:
Series 2005-S1, Class 3A1, 5.500%, 10/25/2020	1,361,121	1,378,215
Series 2006-A1, Class 2A1, 2.760%, 03/25/2036 §	820,062	628,338
Series 2006-S2, Class A2, 5.810%, 05/25/2036	33,949	33,867
Lehman Mortgage Trust,
Series 2006-4, Class 3A1, 5.000%, 08/25/2021 §	233,683	233,317
Master Alternative Loans Trust:
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	742,632	760,949
Series 2004-3, Class 1A1, 5.000%, 03/25/2019	171,752	177,886
Series 2005-3, Class 4A1, 5.500%, 03/25/2020	158,491	166,286
Merrill Lynch Mortgage Investors Trust,
Series 2005-A8, Class A1C1, 5.250%, 08/25/2036	13,313	13,430
RAAC Series,
Series 2004-SP1, Class AI4, 5.285%, 08/25/2027	83,679	83,978
Residential Accredit Loans, Inc.,
Series 2004-QS6, Class A1, 5.000%, 05/25/2019	67,560	68,457
Salomon Brothers Mortgage Securities VII,
Series 2003-UP2, Class A2, 4.000%, 06/25/2033	142,301	154,549
Washington Mutual Mortgage Pass Through Certificates:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	920,061	951,555
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	1,497,375	1,580,781
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	479,232	505,465
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	488,006	501,167
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	358,444	372,247
		12,864,408	1.4%
Asset Backed Securities
Amresco Residential Securities Mortgage Loan Trust,
Series 1998-1, Class A6, 6.510%, 08/25/2027	30,796	31,000
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH3, Class A3, 0.354%, 10/25/2036	3,536,051	3,497,533
Cityscape Home Equity Loan Trust,
Series 1997-C, Class A4, 7.000%, 07/25/2028 † **	3,923	–
Countrywide Asset-Backed Certificates:
Series 2006-S3, Class A2, 6.085%, 06/25/2021 §	862,121	762,055
Series 2004-12, Class AF6, 4.634%, 03/25/2035	59,436	61,163
Series 2005-1, Class AF6, 5.030%, 07/25/2035	2,727,287	2,819,216
Series 2006-13, Class 1AF2, 5.884%, 01/25/2037 §	249,179	270,135
Series 2006-13, Class 1AF3, 5.944%, 01/25/2037 §	309,426	298,214
Series 2006-9, Class 1AF3, 5.859%, 10/25/2046	1,380,000	944,240
Delta Funding Home Equity Loan Trust:
Series 1997-2, Class A6, 7.040%, 06/25/2027	8,717	9,155
Series 1999-1, Class A6F, 6.340%, 12/15/2028	1,272	1,265
Series 1999-2, Class A7F, 7.030%, 08/15/2030	538,268	549,418
Equivantage Home Equity Loan Trust,
Series 1996-3, Class A3, 7.700%, 09/25/2027	1,287	1,278
Green Tree Financial Corporation:
Series 1993-4, Class A5, 7.050%, 01/15/2019	25,048	25,361
Series 1998-2, Class A5, 6.240%, 12/01/2028	468,065	485,616
Series 1998-3, Class A5, 6.220%, 03/01/2030	675,925	739,004
Series 1998-4, Class A5, 6.180%, 04/01/2030	262,839	272,191
IMC Home Equity Loan Trust,
Series 1998-1, Class A6, 7.020%, 06/20/2029	9,700	9,697
Master Credit Card Trust,
Series 2012-2A, Class A, 0.780%, 04/21/2017 (Acquired 10/24/2012, Cost $5,998,817) * f	6,000,000	6,006,852
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	115,716	121,584
Residential Asset Mortgage Products, Inc.:
Series 2003-RS7, Class AI6, 5.340%, 08/25/2033	22,015	21,633

Series 2005-RS1, Class AI6, 4.713%, 01/25/2035	278,902	274,506
Saxon Asset Securities Trust,
Series 2005-4, Class A1B, 0.584%, 11/25/2037	2,970,909	2,673,155
Springleaf Mortgage Loan Trust,
Series 2012-1A, Class A, 2.667%, 09/25/2057 (Acquired 04/11/2012, Cost $3,739,949) *	3,739,993	3,781,387
		23,655,658	2.5%
Commercial Mortgage Backed Securities
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	6,790,000	7,336,962
Citigroup Deutsche Bank,
Series 2005-CD1, Class A4, 5.218%, 07/15/2044	5,600,000	6,123,438
Credit Suisse First Boston Mortgage Securities Corporation,
Series 2005-C5, Class A4, 5.100%, 08/15/2038	4,000,000	4,315,700
Federal National Mortgage Association (FNMA):
Series 2013-M1, Class ASQ2, 1.074%, 11/25/2016	3,375,000	3,407,873
Series 2012-M9, Class ASQ2, 1.513%, 12/25/2017	700,000	713,383
FHLMC Multifamily Structured Pass Through Certificates:
Series K-501, Class A2, 1.655%, 11/25/2016	300,000	307,894
Series K-702, Class A2, 3.154%, 02/25/2018	275,000	298,831
Series K-704, Class A2, 2.412%, 08/25/2018	300,000	316,189
Series K705, Class A2, 2.303%, 09/25/2018	3,000,000	3,142,938
Series K706, Class A2, 2.323%, 10/25/2018	3,375,000	3,537,891
Series K708, Class A2, 2.130%, 01/25/2019	8,300,000	8,606,859
Series K-710, Class A2, 1.883%, 05/25/2019	7,325,000	7,484,158
Series K-005, Class A2, 4.317%, 11/25/2019	4,975,000	5,736,090
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
Series 2003-CB7, Class A4, 4.879%, 01/12/2038	1,748,058	1,779,311
J.P. Morgan Chase Commercial Mortgage Trust,
Series 2005-CB12, Class A4, 4.895%, 09/12/2037	5,000,000	5,401,240
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4, 5.283%, 12/15/2044	5,000,000	5,489,810
		63,998,567	6.8%
Total Long-Term Investments (Cost $880,166,435)		915,426,290	97.7%

	Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.07% «	2,323,638	2,323,638
Short-Term Investments Trust - Liquid Assets Portfolio, 0.11% «	18,002,000	18,002,000
Total Short-Term Investments (Cost $20,325,638)		20,325,638	2.2%

	Principal Amount
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING
Commercial Paper
Atlantic East Funding LLC, 0.554%, 03/25/2014 † **	$1,794,196	1,427,362
Total Commercial Paper (Cost $1,794,196)		1,427,362	0.2%
	Shares
Investment Companies
Mount Vernon Securities Lending Trust Prime Portfolio, 0.26% «	70,509,493	70,509,493
Total Investment Companies (Cost $70,509,493)		70,509,493	7.5%

Total Investments Purchased With Cash Proceeds From
Securities Lending (Cost $72,303,689)		71,936,855	7.7%
Total Investments (Cost $972,795,762)		1,007,688,783	107.6%

Asset Relating to Securities Lending Investments
Support Agreement ** ^ α †		366,834
Total (Cost $0)		366,834	0.0%
Liabilities in Excess of Other Assets		(71,698,734)	(7.6)%
TOTAL NET ASSETS		$936,356,883	100.0%

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at March 31, 2013.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund's securities lending agent.

Summary of Fair Value Exposure at March 31, 2013 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Securities	$-	$210,418,910	$-	$210,418,910
U.S. Government Agency Issues	-	31,868,510	-	31,868,510
Taxable Municipal Bonds	-	35,315,298	-	35,315,298
Other Government Related Securities	-	17,487,745	-	17,487,745
Corporate Bonds	-	517,503,000	1,461	517,504,461
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	2,312,733	-	2,312,733
Residential Mortgage-Backed Securities - Non - U.S. Government Agency Issues	-	12,864,408	-	12,864,408
Asset Backed Securities	-	23,655,658	-	23,655,658
Commercial Mortgage-Backed Securities	-	63,998,567	-	63,998,567
Total Fixed Income	-	915,424,829	1,461	915,426,290

Short-Term Investments
Money Market Mutual Funds	20,325,638	-	-	20,325,638
Total Short-Term Investments	20,325,638	-	-	20,325,638

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	1,427,362	-	1,427,362
Money Market Mutual Fund	70,509,493	-	-	70,509,493
Total Investments Purchased with
Cash Proceeds from Securities Lending	70,509,493	1,427,362	-	71,936,855

Total Investments	$90,835,131	$916,852,191	$1,461	$1,007,688,783

Asset Relating to Securities Lending Investments	$-	$366,834	$-	$366,834

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report. One security that is priced at fair value by the Valuation Committee instead of the Fund's pricing vendor is valued using level 3 inputs.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of March 31, 2012	$1,461
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
Sales	-
Transfers in and/or out of Level 3 *	-
Balance as of March 31, 2013	$1,461

* Transfers between levels are recognized at the end of the reporting period.

Baird Intermediate Municipal Bond Fund
Schedule of Investments
March 31, 2013 (Unaudited)

	Principal	Market	% of
	Amount	Value	Net Assets
Municipal Bonds
Alabama
Alabama State Public School & College Authority,
5.000%, 05/01/2019	$1,000,000	$1,220,770
Gulf Shores Alabama,
5.000%, 12/15/2018 (Callable 12/15/2017)	1,080,000	1,279,487
Montgomery Alabama Special Care Facility Revenue:
5.000%, 11/15/2015 (Pre-refunded to 11/15/2014)	1,540,000	1,654,561
5.000%, 11/15/2021 (Pre-refunded to 11/15/2014)	11,385,000	12,251,171
5.250%, 11/15/2029 (Pre-refunded to 11/15/2014)	3,985,000	4,304,238
		20,710,227	1.7%
Alaska
Alaska State Housing Finance Corporation,
5.000%, 06/01/2017 (Callable 06/01/2015)(Insured by NPFGC)	1,000,000	1,071,700	0.1%
Arizona
Arizona School Facilities Board Revenue,
5.750%, 07/01/2018 (Pre-refunded to 07/01/2014)	2,375,000	2,534,719
Gila County Arizona Unified School District Bonds,
5.250%, 07/01/2027 (Callable 07/01/2017)	1,000,000	1,125,510
Maricopa County Arizona University School District No. 48 Scottsdale,
4.000%, 07/01/2026 (Pre-refunded to 07/01/2016)	1,860,000	2,066,051
Phoenix Arizona Civic Corporation of Wastewater Systems Revenue,
5.000%, 07/01/2015 (Callable 07/01/2014)(Partially Pre-refunded)(Insured by NPFGC)	1,540,000	1,628,642
Pima County Arizona Industrial Development Authority:
7.125%, 07/01/2024 (Pre-refunded to 07/01/2014)	1,000,000	1,081,030
7.500%, 07/01/2034 (Pre-refunded to 07/01/2014)	2,870,000	3,024,435
7.500%, 07/01/2034 (Pre-refunded to 07/01/2014)	3,465,000	3,761,846
		15,222,233	1.3%
California
Bakersfield California Certificates Participation,
0.000%, 04/15/2021 (ETM) ^	6,800,000	5,827,668
Coalinga California Regional Medical Center,
5.125%, 03/01/2032 (Pre-refunded to 03/01/2015)	2,435,000	2,628,120
Commerce Community Development Commission,
0.000%, 08/01/2021 ^	1,130,000	762,874
Contra Costa County California Certificate Participation,
0.000%, 11/01/2014 (ETM) ^	3,000,000	2,983,500
Mount Diablo California Hospital District Revenue,
5.000%, 12/01/2013 (ETM)	420,000	433,142
Pittsburg California Redevelopment Agency Residential Mortgage Revenue,
9.600%, 06/01/2016 (ETM)	3,725,000	4,736,710
Port Oakland California Revenue,
5.000%, 11/01/2017 (Insured by NPFGC)	1,800,000	2,120,490
San Joaquin Hills California Transportation Corridor Agency Toll Road Revenue:
0.000%, 01/01/2020 (ETM) ^	6,865,000	6,202,390
0.000%, 01/01/2023 (ETM) ^	14,000,000	11,338,040
San Marcos California Public Facilities Authority Revenue,
0.000%, 09/01/2019 (ETM) ^	17,295,000	15,545,957
Woodside California Elementary School District Government School Bonds,
5.000%, 10/01/2023 (Pre-refunded to 10/01/2016)	1,130,000	1,305,082
		53,883,973	4.5%
Colorado
Colorado Educational & Cultural Facilities Authority,

7.625%, 03/15/2032 (Pre-refunded to 03/15/2013)	780,000	780,000
Colorado Springs Colorado Hospital Revenue Bonds,
5.000%, 12/15/2032 (Pre-refunded to 12/15/2018)	1,300,000	1,584,167
Colorado Springs Colorado Utilities Revenue Bonds,
5.875%, 11/15/2017 (ETM)	7,410,000	8,226,878
Conservatory Metropolitan District Colorado,
6.750%, 12/01/2034 (Pre-refunded to 12/01/2013)	1,000,000	1,053,120
County of El Paso Colorado Mortgage Revenue Bonds,
0.000%, 09/01/2015 (ETM) ^	1,330,000	1,312,816
Dawson Ridge Metropolitan District No. 1 Colorado:
0.000%, 10/01/2022 (ETM) ^	16,250,000	13,017,225
0.000%, 10/01/2022 (ETM) ^	15,795,000	12,652,743
Denver Colorado Convention Center & Hotel Authority Revenue Bonds:
5.000%, 12/01/2021 (Pre-refunded to 12/01/2013)	1,000,000	1,030,810
5.000%, 12/01/2022 (Pre-refunded to 12/01/2013)	2,950,000	3,040,890
5.000%, 12/01/2023 (Pre-refunded to 12/01/2013)	1,500,000	1,546,215
Denver Colorado Health & Hospital Authority Healthcare Revenue,
6.250%, 12/01/2033 (Pre-refunded to 12/01/2014)	7,975,000	8,750,808
Regional Transportation District Colorado Sales Tax Revenue,
5.000%, 11/01/2036 (Pre-refunded to 11/01/2016)	6,785,000	7,853,230
		60,848,902	5.1%
Florida
Bartram Springs Community Development District Special Assessment,
6.650%, 05/01/2034 (Pre-refunded to 05/01/2013)	4,040,000	4,140,556
Brevard County Florida School Board,
5.000%, 07/01/2020 (Callable 07/01/2017)(Insured by AMBAC)	1,925,000	2,201,873
Broward County Florida School Board:
5.250%, 07/01/2022 (Callable 07/01/2021)	8,390,000	10,036,873
5.250%, 07/01/2023 (Callable 07/01/2021)	4,865,000	5,788,134
County of St. Lucie Florida,
6.000%, 10/01/2020 (ETM)	6,420,000	8,241,290
Dade County Florida Health Facility Authority Hospital Revenue,
5.750%, 05/01/2021 (ETM)	1,915,000	2,248,880
Escambia County Florida Housing Finance Authority Multifamily Housing Revenue,
0.000%, 10/15/2018 (ETM) ^	4,130,000	3,789,729
Florida State Board of Education,
5.000%, 06/01/2022 (Callable 06/01/2019)	13,800,000	16,372,872
Florida State Department of Management Services,
5.000%, 08/01/2018	2,500,000	3,006,025
Florida State Mid-Bay Bridge Authority Revenue:
6.875%, 10/01/2022 (ETM)	4,675,000	6,308,585
6.875%, 10/01/2022 (ETM)	3,175,000	4,284,440
Florida State Municipal Power Agency Revenue,
5.000%, 10/01/2017 (ETM)	1,590,000	1,893,531
Gulf Environmental Services Inc. Florida Revenue Bonds,
5.000%, 10/01/2018 (ETM)	1,500,000	1,667,370
Highlands County Florida Health Facilities Revenue,
5.875%, 11/15/2029 (Pre-refunded to 11/15/2013)	9,800,000	10,135,650
Hillsborough County Florida School Board Master Lease Program,
5.500%, 07/01/2018 (Insured by NPFGC)	2,000,000	2,439,240
Hillsborough County Industrial Development Authority:
5.625%, 08/15/2029 (Pre-refunded to 08/15/2018)	2,285,000	2,841,238
8.000%, 08/15/2032 (Pre-refunded to 08/15/2019)	1,840,000	2,594,032
Islands At Doral (SW) Community Development District,
6.375%, 05/01/2035 (Pre-refunded to 05/01/2013)	2,000,000	2,028,880
Laguna Lakes Community Development District Special Assessment Revenue Bonds,
6.400%, 05/01/2033 (Pre-refunded to 05/01/2013)	2,145,000	2,176,467
Miami-Dade County Florida,
4.500%, 10/01/2020	7,100,000	8,212,002

Miami Beach Florida Resort Tax Revenue,
6.250%, 10/01/2022 (ETM)	1,470,000	1,894,330
Miami Dade County Florida Entitlement Revenue Bonds,
5.000%, 08/01/2015 (Insured by NPFGC)	3,000,000	3,276,120
Miami-Dade County Florida School Board,
5.000%, 05/01/2016 (Insured by NPFGC)	3,000,000	3,358,920
Miami-Dade County Florida Water & Sewer Revenue,
5.250%, 10/01/2022	1,125,000	1,402,267
Orlando Florida Utilities Commission Water & Electric Revenue,
6.750%, 10/01/2017 (ETM)	1,005,000	1,151,077
Palm Beach County Florida Revenue,
5.000%, 11/01/2018 (Callable 11/01/2017)	1,000,000	1,180,510
Pinellas County Housing Finance Authority,
4.250%, 03/01/2027 (Callable 09/01/2019)	2,055,000	2,189,952
Sarasota County Florida School Board,
5.000%, 07/01/2015 (Insured by NPFGC)	1,000,000	1,100,780
Seminole County Florida Water & Sewage Revenue,
6.000%, 10/01/2019 (ETM)	5,200,000	6,216,600
Sunrise Florida Utility System Revenue,
5.500%, 10/01/2018 (ETM)	3,000,000	3,489,870
		125,668,093	10.5%
Georgia
Atlanta Georgia Water & Wastewater Revenue,
5.500%, 11/01/2017 (Insured by AGM)	8,445,000	10,078,516
Forsyth County Georgia Hospital Authority Revenue Anticipation Certificates,
6.375%, 10/01/2028 (Callable 02/04/2013)(ETM)	8,050,000	10,610,061
Fulton County Georgia Hospital Authority Revenue,
7.875%, 10/01/2013 (Callable 02/04/2013)(ETM)	245,000	254,212
Georgia Municipal Electric Authority Power Revenue:
6.500%, 01/01/2017 (Insured by AGM)	120,000	134,302
6.500%, 01/01/2017 (Insured by AGM)	7,350,000	8,148,724
Gwinnett County Georgia School District,
5.000%, 02/01/2026 (Pre-refunded to 02/01/2018)	7,400,000	8,818,580
Northwestern Gwinnett County Georgia Facilities Corporation I Certificate Participation,
5.750%, 06/15/2019 (Pre-refunded to 06/15/2014)	2,310,000	2,440,446
Richmond County Development Authority:
0.000%, 12/01/2021 (ETM) ^	3,510,000	2,924,041
0.000%, 12/01/2021 (ETM) ^	720,000	599,803
State of Georgia,
5.000%, 07/01/2020 (Callable 07/01/2017)	12,570,000	14,602,946
		58,611,631	4.9%
Illinois
Chicago Illinois,
5.000%, 01/01/2017 (Callable 01/01/2016)(Insured by AGM)	2,360,000	2,604,732
Chicago Illinois Board of Education:
5.000%, 12/01/2017 (Callable 12/01/2016)(Insured by AGM)	4,345,000	4,990,189
5.000%, 12/01/2017 (Insured by AMBAC)	2,100,000	2,408,217
6.000%, 01/01/2020 (Insured by NPFGC)	1,745,000	1,993,104
Chicago Illinois Public Building Community Building Revenue:
7.000%, 01/01/2015 (ETM)	1,990,000	2,138,374
7.000%, 01/01/2020 (ETM)	1,555,000	2,025,248
Cook County Illinois School District No. 097,
9.000%, 12/01/2015 (Insured by NPFGC)	2,605,000	3,108,937
Cook County Illinois School District No. 100,
8.100%, 12/01/2016 (ETM)	1,430,000	1,815,385
Cook County Illinois School District No. 159,
0.000%, 12/01/2022 (ETM) ^	2,000,000	1,561,240
Dupage County Illinois Stormwater Project,
5.600%, 01/01/2021	1,095,000	1,273,693

Illinois Development Financial Authority,
0.000%, 07/15/2023 (ETM) ^	16,860,000	13,165,300
Illinois Finance Authority,
0.000%, 07/15/2025 (ETM) ^	9,560,000	6,918,668
Illinois Finance Authority Revenue,
5.500%, 08/15/2043 (Pre-refunded to 08/15/2014)	2,330,000	2,495,780
Illinois Municipal Electric Agency Power Supply Revenue Bonds,
5.250%, 02/01/2016 (Insured by NPFGC)	1,000,000	1,111,960
Illinois State:
5.000%, 01/01/2019 (Insured by AGM)	1,000,000	1,138,710
4.000%, 09/01/2019 (Callable 09/01/2018)(Insured by AGM)	5,000,000	5,379,900
6.000%, 11/01/2026 (Insured by NPFGC)	3,000,000	3,598,500
Illinois State Toll Highway Authority Priority Revenue Bonds,
5.500%, 01/01/2016 (Insured by AGM)	2,100,000	2,353,932
Illinois State Toll Highway Authority Revenue Bonds:
5.000%, 01/01/2026 (Pre-refunded to 07/01/2016)	1,065,000	1,219,042
5.000%, 01/01/2031 (Pre-refunded to 07/01/2016)	2,055,000	2,352,235
Kane McHenry Cook & De Kalb Counties Illinois School District No. 300:
9.000%, 01/01/2015 (Insured by AMBAC)	1,000,000	1,121,390
7.000%, 01/01/2018 (Insured by AMBAC)	6,140,000	7,423,628
Kendall Kane & Will Counties Community Unit School District No. 308,
0.000%, 02/01/2021 ^	13,625,000	10,792,090
Lake County Illinois Community Consolidated School District:
0.000%, 12/01/2013 (Insured by NPFGC) ^	1,920,000	1,890,086
0.000%, 12/01/2014 (Insured by NPFGC) ^	1,875,000	1,795,069
Lake County Illinois Community High School District No. 124 Grant,
5.000%, 12/01/2017	1,050,000	1,232,941
McHenry & Kane Counties Illinois Community School District No. 158,
0.000%, 01/01/2016 (Insured by NPFGC) ^	1,970,000	1,814,429
Metropolitan Pier & Exposition Authority Illinois:
5.500%, 06/15/2016 (ETM)	1,805,000	2,078,674
5.500%, 12/15/2023 (ETM)	2,000,000	2,513,380
Northwest Suburban Illinois Municipal Joint Action Revenue,
5.000%, 05/01/2014 (ETM)	2,000,000	2,102,400
Regional Transportation Authority Illinois,
6.000%, 07/01/2022 (Insured by NPFGC)	4,705,000	6,016,236
Southern Illinois University Revenue:
5.250%, 04/01/2018 (Insured by NPFGC)	1,075,000	1,255,310
5.250%, 04/01/2019 (Insured by NPFGC)	1,390,000	1,647,456
Village of Schaumburg IL,
4.000%, 12/01/2024 (Callable 12/01/2022)	5,750,000	6,496,580
Winnebago County Illinois School District No. 122 Harlam-Loves Park:
0.000%, 01/01/2018 (ETM) ^	155,000	146,585
0.000%, 01/01/2018 (Insured by AGM) ^	1,205,000	1,065,003
		113,044,403	9.4%
Indiana
Franklin Community Multi-School Building Corp,
5.000%, 07/15/2020	1,990,000	2,338,150
Hammond Indiana Multi-School Building Corporation Revenue Bonds:
6.000%, 01/15/2018 (ETM)	1,000,000	1,133,630
5.000%, 07/15/2018 (Insured by NPFGC)	1,330,000	1,533,397
Indiana State Office Building Commissions Facilities Revenue Bonds,
5.250%, 07/01/2017	1,115,000	1,287,290
Indiana Toll Road Commission,
9.000%, 01/01/2015 (ETM)	455,000	502,197
Indianapolis Local Public Improvement Bond Bank,
5.500%, 01/01/2019 (Insured by NPFGC)	1,155,000	1,388,599
Indianapolis Local Public Improvement Bond Waterworks Project,
5.500%, 07/01/2018 (Insured by NPFGC)	3,460,000	4,141,897

Perry Township Multi School Building Corporation,
5.000%, 07/10/2018 (Callable 07/10/2015)	1,000,000	1,087,630
Purdue University Indiana Revenue,
5.000%, 07/01/2015	1,650,000	1,817,062
South Bend Indiana Community School Building Corporation,
5.000%, 07/15/2017 (Insured by NPFGC)	1,000,000	1,161,360
		16,391,212	1.4%
Iowa
Des Moines Iowa Metropolitan Wastewater Reclamation Authority,
5.000%, 06/01/2015 (Callable 06/01/2014)(Insured by NPFGC)	1,010,000	1,065,217	0.1%
Kansas
Wyandotte County Kansas Revenue,
5.000%, 09/01/2019 (Callable 03/01/2019)(Insured by BHAC)	1,865,000	2,206,239	0.2%
Kentucky
Jefferson County Kentucky School District Financial School Building Revenue Bonds,
5.500%, 01/01/2018 (Insured by AGM)	3,340,000	3,985,054
Kentucky Economic Development Finance Authority Health System Revenue,
5.800%, 10/01/2014 (Pre-refunded to 10/01/2013)	1,035,000	1,073,119
Louisville & Jefferson County Metropolitan Government,
6.125%, 02/01/2037 (Pre-refunded to 02/01/2018)	12,690,000	15,863,135
		20,921,308	1.7%
Louisiana
Louisiana Public Facilities Authority Revenue:
5.500%, 05/15/2027 (Pre-refunded to 05/15/2026)	2,290,000	2,914,941
5.500%, 05/15/2032 (Pre-refunded to 05/15/2026)	15,070,000	19,743,358
State of Louisiana:
5.000%, 11/15/2018	1,775,000	2,148,868
5.000%, 11/15/2020 (Callable 05/15/2020)	10,000,000	12,323,600
		37,130,767	3.1%
Maine
Maine Health & Higher Education Facilities Authority,
5.000%, 07/01/2035 (Pre-refunded to 07/01/2015)	4,340,000	4,786,629	0.4%
Maryland
City of Baltimore MD,
5.000%, 07/01/2024 (ETM)	1,195,000	1,510,874
State of Maryland:
5.000%, 03/15/2019 (Callable 03/15/2017)	1,135,000	1,329,653
5.000%, 08/01/2020 (Callable 08/01/2019)	10,000,000	12,240,400
		15,080,927	1.3%
Massachusetts
Massachusetts Department of Transportation,
5.000%, 01/01/2020 (ETM)	1,975,000	2,290,151
Massachusetts State:
5.000%, 08/01/2020 (Pre-refunded to 08/01/2016)	5,820,000	6,683,222
4.000%, 12/01/2022 (Callable 12/01/2019)	15,000,000	17,133,300
Massachusetts State Water Resources Authority:
5.250%, 12/01/2015 (ETM)	3,155,000	3,387,460
6.500%, 07/15/2019 (ETM)	3,295,000	3,864,442
		33,358,575	2.8%
Michigan
Detroit Michigan City School District,
5.000%, 05/01/2016 (Callable 05/01/2015)(Insured by AGM)	1,000,000	1,074,740
Detroit Michigan Sewer Disposal Revenue,
5.000%, 07/01/2030 (Pre-refunded to 07/01/2015)	2,185,000	2,409,858
Harper Creek Michigan Community School District,
5.000%, 05/01/2016 (Callable 05/01/2015)(Insured by AGM)	1,550,000	1,684,199
Jenison Michigan Public Schools,
5.250%, 05/01/2015 (Insured by NPFGC)	1,390,000	1,513,571
Lakeview Public School District,

5.000%, 05/01/2017 (Insured by NPFGC)	2,275,000	2,542,836
Livonia Michigan Public Schools School District:
5.000%, 05/01/2017 (Callable 05/01/2014)(Insured by NPFGC)	4,295,000	4,482,949
5.000%, 05/01/2022 (Callable 05/01/2014)(Insured by NPFGC)	3,000,000	3,121,350
Michigan Finance Authority,
5.000%, 01/01/2019	7,000,000	8,506,890
Michigan State Housing Development Authority,
4.750%, 06/01/2016	4,000,000	4,225,560
State of Michigan,
0.000%, 06/01/2022 (ETM) ^	2,000,000	1,592,880
		31,154,833	2.6%
Minnesota
Minnesota State Housing Finance Agency Homeownership Finance Bond:
4.250%, 07/01/2028 (Callable 01/01/2020)	970,000	1,032,303
4.500%, 07/01/2034 (Callable 07/01/2021)	1,860,000	2,022,824
University of Minnesota,
5.500%, 07/01/2021 (ETM)	8,455,000	10,376,737
Western Minnesota Municipal Power Agency,
6.375%, 01/01/2016 (ETM)	1,195,000	1,309,792
		14,741,656	1.2%
Mississippi
Mississippi Development Bank Special Obligations,
5.250%, 10/01/2030 (Pre-refunded to 10/01/2015)	1,110,000	1,242,312
Mississippi Housing Financial Corporation,
0.000%, 06/01/2015 (ETM) ^	1,500,000	1,484,220
		2,726,532	0.2%
Missouri
St. Charles County Missouri Francis Howell School District,
4.500%, 03/01/2018	1,000,000	1,172,040
St. Louis County Industrial Development Authority,
6.625%, 11/15/2035 (Pre-refunded to 11/15/2013)	2,000,000	2,077,740
		3,249,780	0.3%
Nebraska
Nebraska Public Power District Revenue,
5.000%, 01/01/2015 (Insured by NPFGC)	1,640,000	1,768,002
Omaha Nebraska Public Electric Power District Revenue,
6.200%, 02/01/2017 (ETM)	7,410,000	8,314,242
		10,082,244	0.8%
Nevada
Las Vegas Clark County Nevada Library District,
5.000%, 01/01/2017	2,080,000	2,384,179	0.2%
New Hampshire
New Hampshire Housing Finance Authority Revenue Bonds,
5.250%, 07/01/2028 (Callable 01/01/2021)	4,675,000	5,066,999
State of New Hampshire,
5.000%, 07/01/2021 (Callable 07/01/2020)	1,000,000	1,236,300
		6,303,299	0.5%
New Jersey
County of Hudson NJ,
3.000%, 03/15/2021	1,140,000	1,181,690
New Jersey Economic Development Authority Revenue Bonds:
6.375%, 04/01/2018 (Pre-refunded to 05/15/2014)	2,250,000	2,399,895
6.375%, 04/01/2031 (Pre-refunded to 05/15/2014)	6,000,000	6,399,720
New Jersey State Housing & Mortgage Finance Agency Bonds,
4.500%, 10/01/2029 (Callable 04/01/2021)	8,795,000	9,125,604
New Jersey State Transportation Trust Fund Authority:
5.500%, 12/15/2015 (Insured by AMBAC)	2,595,000	2,932,039
5.250%, 12/15/2020	5,000,000	6,154,200
New Jersey State Turnpike Authority:

6.500%, 01/01/2016 (ETM)	970,000	1,066,389
6.500%, 01/01/2016 (ETM)	80,000	87,949
5.500%, 01/01/2025	2,000,000	2,551,040
		31,898,526	2.7%
New Mexico
New Mexico Mortgage Financial Authority:
4.625%, 09/01/2025 (Callable 03/01/2020)	1,205,000	1,277,939
4.500%, 09/01/2028 (Callable 03/01/2020)	1,015,000	1,086,740
New Mexico State Hospital Equipment Loan Council Hospital Revenue,
5.250%, 07/01/2025 (Pre-refunded to 07/01/2015)	1,000,000	1,103,740
		3,468,419	0.3%
New York
Cattaraugus-Little Valley Central School District:
3.125%, 06/15/2016	1,520,000	1,602,247
3.125%, 06/15/2017	1,000,000	1,057,930
Churchville-Chili Central School District:
3.000%, 06/15/2017	1,045,000	1,124,483
3.000%, 06/15/2018	1,070,000	1,142,235
Long Island Power Authority and Electric System Revenue,
5.000%, 12/01/2017 (Callable 12/01/2016)(Insured by NPFGC)	2,000,000	2,273,700
Metropolitan Transit Authority New York,
6.000%, 04/01/2020 (ETM)	13,330,000	16,740,480
New York, New York:
5.000%, 03/01/2016 (Callable 03/01/2015)(Insured by FGIC-TCRS)	1,000,000	1,085,880
5.000%, 08/01/2017	5,000,000	5,879,800
5.250%, 08/15/2021 (Callable 08/15/2018)	1,125,000	1,343,655
New York City, New York Transitional Financial Authority Building Aid Revenue Bonds,
5.000%, 01/15/2015 (Insured by AGM)	4,730,000	5,119,752
New York State Dormitory Authority and Personal Income Tax Revenue,
5.000%, 12/15/2017	2,000,000	2,386,680
New York State Thruway Authority,
5.000%, 03/15/2022 (Callable 03/15/2019)	4,040,000	4,834,345
New York State University Dormitory Authority Revenues:
5.500%, 05/15/2013 (Insured by NPFGC)	695,000	699,274
5.250%, 05/15/2015	5,290,000	5,645,277
Suffolk County Water Authority,
6.000%, 06/01/2017 (ETM)	4,715,000	5,413,103
Susquehanna Valley Central School District:
3.125%, 06/15/2017	1,155,000	1,219,507
3.125%, 06/15/2019	1,375,000	1,445,867
TSASC Inc. New York,
4.750%, 06/01/2022 (Callable 06/01/2016)	175,000	176,369
Westchester Tobacco Asset Securitization Corp. New York,
6.950%, 07/15/2039 (Pre-refunded to 07/15/2017)	13,075,000	16,644,083
		75,834,667	6.3%
North Carolina
North Carolina Eastern Municipal Power Agency,
5.000%, 01/01/2021 (ETM)	7,280,000	9,080,635
North Carolina Eastern Municipal Power Agency Power Systems Revenue:
5.000%, 01/01/2017 (ETM)	6,630,000	7,406,240
6.400%, 01/01/2021 (ETM)	5,750,000	6,983,260
4.500%, 01/01/2024 (Pre-refunded to 01/01/2022)	6,805,000	8,304,890
6.000%, 01/01/2026 (Pre-refunded to 01/01/2022)	1,835,000	2,470,039
North Carolina Medical Care Community Hospital Revenue,
5.250%, 11/01/2029 (Pre-refunded to 11/01/2014)	6,495,000	6,992,062
		41,237,126	3.4%
Ohio
Akron Ohio Community Learning Center Income Tax Revenue,
5.250%, 12/01/2016 (Callable 12/01/2013)(Insured by NPFGC)	1,000,000	1,033,140

Cincinnati Ohio City School District,
5.000%, 12/01/2016 (Insured by AGM)	2,000,000	2,296,980
Cleveland Municipal School District:
4.000%, 12/01/2017	1,790,000	2,007,879
4.000%, 12/01/2018	1,865,000	2,108,457
4.000%, 12/01/2019	1,940,000	2,201,532
5.000%, 12/01/2020	2,015,000	2,431,218
Miamisburg Ohio Water Revenue,
7.000%, 11/15/2016 (Callable 02/04/2013)(ETM)	80,000	80,301
Ohio Housing Finance Agency,
5.000%, 11/01/2028 (Callable 05/01/2020)	2,490,000	2,683,373
State of Ohio,
5.500%, 02/01/2020	1,195,000	1,507,624
		16,350,504	1.4%
Pennsylvania
Central Dauphin Pennsylvania School District,
6.750%, 02/01/2024 (Pre-refunded to 02/01/2016)	1,275,000	1,498,074
Erie Pennsylvania Sewer Authority Revenue,
5.125%, 06/01/2020 (ETM)	1,380,000	1,647,182
Lampeter Strasburg School District,
4.000%, 06/01/2019	1,715,000	1,958,787
Pennsylvania Convention Center Authority Revenue Bonds,
6.000%, 09/01/2019 (ETM)	10,060,000	12,629,827
Pennsylvania Housing Finance Agency:
3.700%, 04/01/2018	2,130,000	2,206,680
3.750%, 10/01/2018	1,760,000	1,833,656
3.900%, 04/01/2019	1,025,000	1,069,547
3.900%, 10/01/2019 (Callable 04/01/2019)	1,675,000	1,754,328
Pennsylvania State Public School Building Authority Lease Revenue,
5.000%, 11/15/2034 (Pre-refunded to 11/15/2014)	3,000,000	3,228,240
Philadelphia Pennsylvania Authority For Industrial Development Revenue,
5.250%, 01/01/2027 (Pre-refunded to 01/01/2017)	1,790,000	2,086,854
Philadelphia Pennsylvania Gas Works,
7.000%, 05/15/2020 (ETM)	2,660,000	3,252,169
Pittsburgh Pennsylvania Water & Sewer Authority Revenue Bonds:
7.250%, 09/01/2014 (Callable 01/18/2013)(ETM)	600,000	635,244
5.000%, 09/01/2029 (Pre-refunded to 09/01/2015)	4,500,000	4,985,865
St. Mary Hospital Authority Pennsylvania Health Revenue,
5.375%, 11/15/2034 (Pre-refunded to 11/15/2014)	1,510,000	1,628,882
		40,415,335	3.4%
Puerto Rico
Commonwealth of Puerto Rico,
5.000%, 07/01/2021	6,000,000	6,191,820
Puerto Rico Electric Power Authority:
0.000%, 07/01/2017 ^	5,010,000	4,479,491
0.000%, 07/01/2017 ^	3,000,000	2,640,480
Puerto Rico Public Building Authority,
5.500%, 07/01/2022 (Pre-refunded to 07/01/2014)	1,625,000	1,729,878
Puerto Rico Public Finance Corp.,
6.000%, 08/01/2026 (ETM)	1,080,000	1,483,974
		16,525,643	1.4%
South Carolina
Piedmont Municipal Power Agency South Carolina Electric Revenue,
6.750%, 01/01/2020 (ETM)	6,375,000	8,523,694
South Carolina Jobs Economic Development Authority Hospital Facilities Revenue,
7.000%, 08/01/2030 (Pre-refunded to 08/01/2013)	2,575,000	2,631,804
		11,155,498	0.9%
South Dakota
Heartland Consumers Power District,

7.000%, 01/01/2016 (ETM)	660,000	731,914	0.1%
Tennessee
Metropolitan Government Nashville & Davidson County Tennessee H&E,
0.000%, 06/01/2021 (ETM) ^	1,050,000	894,044
Shelby County Tennessee Health Educational & Housing Facilities Revenue,
5.500%, 08/15/2019 (ETM)	5,000,000	5,636,850
Tennessee Housing Development Agency,
4.500%, 07/01/2028 (Callable 01/01/2020)	4,450,000	4,786,865
		11,317,759	0.9%
Texas
Barbers Hill Independent School District,
5.000%, 02/15/2019 (PSF Guaranteed)	2,010,000	2,433,809
Barbers Hill Texas Independent School District General Obligation,
5.000%, 02/15/2017 (Callable 02/15/2015)(PSF Guaranteed)	2,125,000	2,304,924
Capital Area Housing Finance Corporation Texas,
0.000%, 01/01/2016 (ETM) ^	6,060,000	5,935,164
Central Texas Housing Finance Corporation,
0.000%, 09/01/2016 (ETM) ^	1,500,000	1,459,695
City of Houston TX Utility System Revenue,
5.500%, 12/01/2024 (ETM)	1,735,000	2,299,291
Conroe Independent School District:
5.000%, 02/15/2022 (Callable 02/15/2021)(PSF Guaranteed)	1,000,000	1,248,690
5.000%, 02/15/2023 (Callable 02/15/2021)(PSF Guaranteed)	2,680,000	3,335,287
Cypress-Fairbanks Texas Independent School District,
5.000%, 02/15/2017 (Callable 02/15/2016)(PSF Guaranteed)	1,500,000	1,688,205
Dallas Texas Independent School District,
5.000%, 02/15/2020 (PSF Guaranteed)	2,410,000	2,970,759
Denton Independent School District,
5.000%, 08/15/2023 (Callable 08/15/2022)(PSF Guaranteed)	3,105,000	3,860,974
El Paso Texas Waterworks & Sewer Revenue,
5.000%, 08/15/2018	1,355,000	1,620,268
Frisco Texas Independent School District,
6.000%, 08/15/2018 (Callable 08/15/2016)(PSF Guaranteed)	1,625,000	1,903,931
Georgetown Independent School District,
4.000%, 02/15/2020	1,900,000	2,223,684
Georgetown Texas Independent School District,
5.000%, 02/15/2016 (Callable 02/15/2015)(PSF Guaranteed)	1,000,000	1,082,520
Harris County Texas:
5.000%, 10/01/2019	1,525,000	1,867,865
5.750%, 10/01/2020 (Pre-refunded to 10/01/2018)	140,000	175,808
5.750%, 10/01/2028 (Pre-refunded to 10/01/2018)	5,605,000	7,038,591
Harris County Texas Health Facilities Development Corporation Hospital Revenue,
5.500%, 10/01/2019 (ETM)	4,530,000	5,410,723
Houston Texas Sewer System Revenue,
9.375%, 10/01/2013 (Callable 04/01/2013)(ETM)	430,000	449,242
Houston Texas Utility System Revenue,
5.250%, 05/15/2015 (Callable 05/15/2014)(Insured by NPFGC)	3,000,000	3,162,990
Houston Texas Water & Sewer System Revenue Bonds:
0.000%, 12/01/2023 (ETM) ^	1,500,000	1,149,735
5.500%, 12/01/2029 (ETM)	16,050,000	21,793,172
Humble Texas Independent School District,
5.000%, 02/15/2021 (PSF Guaranteed)	1,500,000	1,861,770
Killeen Independent School District,
4.000%, 02/15/2024 (Callable 02/15/2021)(PSF Guaranteed)	1,000,000	1,114,050
La Porte Independent School District/TX:
5.000%, 02/15/2018 (Pre-refunded to 02/15/2015)	1,230,000	1,337,527
5.000%, 02/15/2018 (Callable 02/15/2015)	85,000	91,799
Lamar Consolidated Independent School District,
5.000%, 02/15/2021 (PSF Guaranteed)	6,760,000	8,407,209

Lubbock Texas,
5.000%, 02/15/2021 (Callable 02/15/2018)(Insured by AGM)	3,425,000	3,971,561
Lubbock Texas Housing Finance Corp.,
8.000%, 10/01/2021 (ETM)	1,730,000	2,523,672
Lubbock Texas Independent School District,
4.000%, 02/15/2022 (Callable 02/15/2020)(PSF Guaranteed)	1,000,000	1,129,080
Lufkin Texas Independent School District,
5.000%, 08/15/2015 (Callable 08/15/2014)(PSF Guaranteed)	1,735,000	1,845,641
Magnolia Texas Independent School District,
5.000%, 08/15/2016 (PSF Guaranteed)	1,475,000	1,687,252
Mission Consolidation Independent School District,
5.000%, 02/15/2019 (Callable 02/15/2015)(PSF Guaranteed)	1,265,000	1,366,681
North Central Texas Health Facilities Revenue,
5.750%, 02/15/2015 (ETM)	1,125,000	1,223,561
Pasadena Independent School District,
5.000%, 02/15/2022 (Callable 02/15/2021)(PSF Guaranteed)	1,115,000	1,368,261
Retama Texas Development Corporation Special Facilities Revenue,
8.750%, 12/15/2018 (ETM)	2,035,000	2,873,481
Rockwall Texas Independent School District,
5.000%, 02/15/2015 (PSF Guaranteed)	1,295,000	1,407,186
San Antonio Texas Electric & Gas Revenue,
5.650%, 02/01/2019 (ETM)	11,665,000	14,029,379
San Antonio Texas Hotel Occupancy Tax Revenue Bonds,
0.000%, 08/15/2015 (ETM) ^	2,100,000	2,070,915
San Antonio Texas Independent School District,
5.000%, 08/15/2017 (Callable 08/15/2015)(PSF Guaranteed)	2,000,000	2,216,480
Spring Texas Independent School District,
5.000%, 08/15/2019 (Callable 08/15/2018)(PSF Guaranteed)	1,020,000	1,230,885
Tarrant County Texas Health Facilities Revenue,
6.000%, 09/01/2024 (ETM)	7,990,000	10,191,485
Tarrant County Texas Housing Finance Corporation Revenue Bonds,
0.000%, 09/15/2016 (ETM) ^	1,800,000	1,757,124
Texas State:
5.000%, 10/01/2018	6,285,000	7,633,258
5.000%, 04/01/2020 (Callable 04/01/2016)	3,965,000	4,469,348
Tomball Hospital Authority,
5.000%, 07/01/2020 (Pre-refunded to 07/01/2015)	2,200,000	2,426,402
University of Texas Revenue Bonds,
5.000%, 08/15/2018 (Pre-refunded to 08/15/2016)	1,225,000	1,402,160
		155,051,494	12.9%
Utah
Granite School District Board of Education:
5.000%, 06/01/2022 (Callable 06/01/2021)	3,900,000	4,799,964
5.000%, 06/01/2023 (Callable 06/01/2021)	1,750,000	2,134,633
Salt Lake City Utah Hospital Revenue,
8.125%, 05/15/2015 (Callable 02/04/2013)(ETM)	285,000	304,397
		7,238,994	0.6%
Virginia
Bristol Virginia Utility Systems General Obligations,
5.500%, 11/01/2018 (ETM)	1,095,000	1,306,259
Danville Industrial Development Authority,
5.250%, 10/01/2028 (ETM)	1,500,000	1,901,625
Tobacco Settlement Financing Corporation Revenue,
5.625%, 06/01/2037 (Pre-refunded to 06/01/2015)	7,775,000	8,641,057
Virginia Public School Authority,
6.250%, 12/01/2028 (Callable 12/01/2018)	1,285,000	1,656,198
		13,505,139	1.1%
Washington
King County Washington,

5.000%, 12/01/2021	11,665,000	14,785,038
Snohomish County School District No. 201,
4.000%, 12/01/2021 (Callable 12/01/2020)	4,500,000	5,129,370
Snohomish County Washington Public Utilities Revenue,
6.800%, 01/01/2020 (Callable 02/04/2013)(ETM)	3,605,000	4,542,192
Thurston & Pierce Counties Washington Community Schools,
4.250%, 12/01/2021 (Callable 12/01/2020)	2,755,000	3,210,236
University of Washington,
5.000%, 07/01/2022	6,505,000	8,163,190
Walla Walla County School District No 250 College Place,
5.000%, 12/01/2019	1,290,000	1,555,198
Washington Health Care Facilities Authority:
6.125%, 11/15/2031 (Callable 05/15/2021)	160,000	215,478
6.250%, 11/15/2041 (Pre-refunded to 05/15/2021)	3,405,000	4,617,963
Washington State:
5.000%, 07/01/2018 (Callable 07/01/2013)	1,500,000	1,517,325
5.000%, 01/01/2021	10,000,000	12,368,500
5.500%, 07/01/2023	4,930,000	6,307,491
		62,411,981	5.2%
West Virginia
Berkeley Brooke Fayette Counties West Virginia Single Family Mortgage Revenue,
0.000%, 12/01/2014 (ETM) ^	7,365,000	7,319,926
Ohio County Board of Education,
5.250%, 06/01/2018 (ETM)	1,130,000	1,373,515
		8,693,441	0.7%
Wisconsin
Ladysmith-Hawkins Wisconsin School District General Obligation,
5.200%, 04/01/2018 (Callable 04/01/2016)(Insured by NPFGC)	3,000,000	3,228,690
State of Wisconsin,
5.000%, 05/01/2022	10,000,000	12,535,600
Wisconsin State Health & Educational Facilities Revenue,
5.000%, 12/01/2019 (Callable 12/01/2014)(Insured by NPFGC)	3,320,000	3,481,850
		19,246,140	1.6%
Total Municipal Bonds (Cost $1,100,733,591)		1,165,727,139	97.2%

	Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Fund
Goldman Sachs Financial Square Funds, 0.01% «	8,709,497	8,709,497
Total Short-Term Investments (Cost $8,709,497)		8,709,497	0.8%

Total Investments (Cost $1,109,443,088)		1,174,436,636	98.0%
Other Assets in Excess of Liabilities		24,549,214	2.0%
TOTAL NET ASSETS		$1,198,985,850	100.0%

Notes to Schedule of Investments
AGM - Assured Guaranty Municipal
AMBAC - Ambac Assurance Corporation. Ambac Assurance's plan of rehabilitation transferring certain troubled insurance policies and assets
(mostly relating to insurance coverage and credit default swaps on residential mortgage-backed securities) to a segregated account has obtained court approval but has not yet been implemented.
BHAC - Berkshire Hathaway Assurance Corp.
FGIC-TCRS - Financial Guaranty Insurance Company
NPFGC - National Public Finance Guarantee Corp.
PSF - Texas Permanent School Fund
ETM - Escrowed to Maturity
^ Non-Income Producing
« 7-Day Yield

Summary of Fair Value Exposure at March 31, 2013 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Fixed Income
Municipal Bonds	$-	$1,165,727,139	$-	$1,165,727,139
Total Fixed Income	-	1,165,727,139	-	1,165,727,139

Short-Term Investments
Money Market Mutual Fund	8,709,497	-	-	8,709,497
Total Short-Term Investments	8,709,497	-	-	8,709,497

Total Investments	$8,709,497	$1,165,727,139	$-	$1,174,436,636

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird Aggregate Bond Fund
Schedule of Investments
March 31, 2013 (Unaudited)

	Principal	Market	% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
1.250%, 04/30/2019	$112,600,000	$114,113,119
5.250%, 11/15/2028	52,150,000	70,646,979
4.375%, 02/15/2038 @	52,050,000	65,070,620
		249,830,718	14.9%
Taxable Municipal Bonds
Atlanta Independent School System,
5.557%, 03/01/2026	5,000,000	5,901,550
California Qualified School Construction Bonds:
5.041%, 07/01/2020	2,500,000	2,850,125
7.155%, 03/01/2027	7,500,000	8,786,025
California School Finance Authority,
5.043%, 01/01/2021 (Callable 12/31/2015)	2,000,000	2,099,240
Contra Costa County California Pension Obligation,
5.140%, 06/01/2017	5,975,000	6,620,957
Cuyahoga County Ohio Industrial Development Revenue,
9.125%, 10/01/2023	1,000,000	987,240
Eaton Ohio Community City Schools,
5.390%, 08/25/2027 (Callable 06/01/2020)	2,580,000	2,813,774
Elgin Ohio LOC School District,
5.499%, 08/31/2027 (Callable 12/01/2019)	4,975,000	5,344,842
New Hampshire Housing Finance Authority:
3.050%, 01/01/2021	1,400,000	1,409,156
3.750%, 07/01/2034 (Callable 07/01/2023)	1,765,000	1,854,044
San Dieguito California Public Facilities,
6.459%, 05/01/2027	6,500,000	7,742,735
State Public School Building Authorities Revenue,
5.000%, 09/15/2027	5,000,000	5,880,050
Three Rivers Ohio LOC School District,
5.209%, 09/15/2027 (Callable 12/01/2020)	2,650,000	2,873,209
Tobacco Settlement Authority Iowa,
6.500%, 06/01/2023 (Callable 06/01/2015)	6,960,000	6,933,691
West Contra Costa Unified School District,
6.250%, 08/01/2030	2,000,000	2,221,140
Westlake Ohio City School District,
5.227%, 12/01/2026 (Callable 12/01/2020)	4,000,000	4,476,480
		68,794,258	4.1%
Other Government Related Securities
Corp Andina de Fomento,
4.375%, 06/15/2022 f	6,342,000	6,884,672
Korea Electric Power Corporation,
6.750%, 08/01/2027 f	2,165,000	2,937,544
National Bank of Hungary Yankee Debentures,
8.875%, 11/01/2013 f	510,000	527,022
PEMEX Finance Ltd.,
10.610%, 08/15/2017 f	3,000,000	3,650,003
PEMEX Project Funding Master Trust:
5.750%, 03/01/2018 @	2,800,000	3,216,500
6.625%, 06/15/2035	1,000,000	1,197,500
Petrobras International Finance Company:
3.500%, 02/06/2017 f	5,000,000	5,162,465
5.750%, 01/20/2020 f	1,000,000	1,101,375
The Export-Import Bank of Korea,
4.000%, 01/11/2017 f	1,600,000	1,742,755
Westdeutsche Landesbank Subordinated Notes,
4.796%, 07/15/2015 f	2,788,000	2,989,151
		29,408,987	1.7%
Corporate Bonds
Industrials
Acuity Brands Lighting Inc.,
6.000%, 12/15/2019	4,200,000	4,807,186

Ameritech Capital Funding Debentures:
9.100%, 06/01/2016	1,506,774	1,737,348
6.450%, 01/15/2018	2,989,000	3,536,540
Anadarko Petroleum Corporation,
6.375%, 09/15/2017	6,000,000	7,161,672
Anglo American Capital PLC:
9.375%, 04/08/2014 (Acquired 08/29/2012, Cost $4,317,670) * f	4,000,000	4,318,316
9.375%, 04/08/2019 (Acquired 04/02/2009, Cost $2,000,000) * f	2,000,000	2,672,692
Bunge Limited Finance Corporation,
5.100%, 07/15/2015	1,289,000	1,397,726
Bunge N.A. Finance L.P.,
5.900%, 04/01/2017	3,800,000	4,309,135
Canadian Natural Resources Limited,
6.500%, 02/15/2037 f	1,100,000	1,367,540
CenturyLink Inc.,
Series R, 5.150%, 06/15/2017 @	3,000,000	3,157,500
Comcast Corporation:
4.250%, 01/15/2033 @	6,400,000	6,442,355
6.950%, 08/15/2037	1,000,000	1,329,617
ConAgra Foods, Inc.:
5.819%, 06/15/2017	1,687,000	1,957,433
4.950%, 08/15/2020 (Acquired 07/21/2010, Cost $1,996,800) *	2,000,000	2,290,210
9.750%, 03/01/2021	120,000	161,928
Continental Airlines, Inc. Pass Through Trust,
Series 974A, 6.900%, 01/02/2018	271,775	296,574
Deutsche Telekom International Finance B.V.,
8.750%, 06/15/2030 f	460,000	651,370
Donnelley (R.R.) & Sons Co.:
8.600%, 08/15/2016	2,500,000	2,875,000
6.125%, 01/15/2017 @	2,000,000	2,130,000
7.625%, 06/15/2020 @	1,000,000	1,041,250
D.R. Horton, Inc.,
6.500%, 04/15/2016	1,000,000	1,110,000
Express Scripts Holding Co,
2.650%, 02/15/2017	3,000,000	3,142,374
Federal Express Corp. 1998 Pass Through Trust,
Series 981B, 6.845%, 01/15/2019	2,528,070	2,876,339
Fidelity National Information Services, Inc.:
7.625%, 07/15/2017	5,835,000	6,243,450
7.875%, 07/15/2020	3,000,000	3,382,500
Fiserv, Inc.,
4.625%, 10/01/2020	2,000,000	2,166,528
Glencore Funding LLC,
6.000%, 04/15/2014 (Acquired 03/31/2004 through 06/20/2011, Cost $8,119,156) *	8,092,000	8,476,265
GTE Corporation:
6.840%, 04/15/2018	3,565,000	4,405,555
8.750%, 11/01/2021	100,000	136,832
Health Management Association,
6.125%, 04/15/2016	650,000	713,375
Highmark Inc. Notes,
4.750%, 05/15/2021 (Acquired 05/03/2011, Cost $2,987,880) *	3,000,000	2,994,054
Holcim U.S. Finance,
6.000%, 12/30/2019 (Acquired 09/24/2009 through 06/26/2012, Cost $1,096,208) * f	1,105,000	1,290,860
Hospira, Inc.,
6.050%, 03/30/2017	5,000,000	5,689,695
Hutchison Whampoa International Ltd.,
7.625%, 04/09/2019 (Acquired 10/22/2009 through 10/29/2009, Cost $6,213,029) * f	5,700,000	7,305,878
Hyundai Capital Services Inc.,
3.500%, 09/13/2017 (Acquired 03/07/2012, Cost $1,807,968) * f	1,800,000	1,915,445
Johnson Controls Inc.,
6.000%, 01/15/2036	1,000,000	1,191,523
Lafarge SA,
7.125%, 07/15/2036 f	1,000,000	1,065,000
Martin Marietta Materials, Inc.,
6.250%, 05/01/2037	1,000,000	1,034,163
Masco Corporation,
6.125%, 10/03/2016	1,000,000	1,116,704
Murphy Oil Corporation,
4.000%, 06/01/2022	5,000,000	4,984,975
Mylan Inc.,

6.000%, 11/15/2018 (Acquired 02/01/2013 through 02/12/2013, Cost $6,759,536) *	6,158,000	6,762,044
Nabors Industries, Inc.:
6.150%, 02/15/2018	1,100,000	1,250,694
9.250%, 01/15/2019	3,608,000	4,640,545
National Oilwell Varco Inc.,
Series B, 6.125%, 08/15/2015	7,045,000	7,086,418
New Cingular Wireless Services, Inc.,
8.750%, 03/01/2031	1,300,000	2,023,906
Pactiv Corporation,
7.950%, 12/15/2025	320,000	304,000
Petrohawk Energy Corporation,
7.250%, 08/15/2018	6,908,000	7,729,672
Plum Creek Timberlands, L.P.,
5.875%, 11/15/2015	4,355,000	4,837,748
Questar Market Resources Inc.,
6.800%, 03/01/2020	1,000,000	1,107,500
Rio Tinto Alcan, Inc.,
5.750%, 06/01/2035 f	500,000	594,109
Rio Tinto Finance (USA) Limited,
9.000%, 05/01/2019 f	5,000,000	6,888,165
SK Telecom,
6.625%, 07/20/2027 (Acquired 07/13/2007, Cost $1,482,015) * f	1,500,000	1,904,880
Sprint Capital Corporation:
6.900%, 05/01/2019	2,800,000	3,073,000
8.750%, 03/15/2032	358,000	426,915
Talisman Energy Inc.,
7.750%, 06/01/2019 f	1,000,000	1,267,583
Telecom Italia Capital, SA:
7.175%, 06/18/2019 @ f	2,000,000	2,274,624
7.200%, 07/18/2036 f	5,519,000	5,499,623
Telefonica Emisiones S.A.U.:
6.421%, 06/20/2016 @ f	2,050,000	2,273,592
6.221%, 07/03/2017 @ f	5,075,000	5,678,336
Time Warner, Inc.:
7.625%, 04/15/2031	1,100,000	1,488,344
7.700%, 05/01/2032	6,630,000	9,035,032
6.550%, 05/01/2037	1,000,000	1,153,869
6.750%, 06/15/2039	3,100,000	3,658,363
Tyco Electronics Group S.A.,
6.550%, 10/01/2017 f	7,000,000	8,370,838
United AirLines, Inc. Pass Through Trust,
Series 002C, 7.762%, 04/29/2049 § **	53,574	1,607
U.S. Airways Pass Through Trust,
Series 981A, 6.850%, 01/30/2018	269,231	283,702
Vale Overseas Limited:
8.250%, 01/17/2034 f	3,950,000	5,064,267
6.875%, 11/21/2036 f	1,550,000	1,760,577
6.875%, 11/10/2039 f	1,000,000	1,140,304
Volkswagen International Finance N.V.,
1.032%, 03/21/2014 (Acquired 08/13/2012, Cost $1,805,231) * f	1,800,000	1,806,062
Vulcan Materials Co.:
7.000%, 06/15/2018	2,000,000	2,270,000
7.150%, 11/30/2037	500,000	511,250
Westvaco Corporation,
9.750%, 06/15/2020	160,000	218,744
Woodside Finance Limited,
8.125%, 03/01/2014 (Acquired 02/24/2009, Cost $3,598,884) * f	3,600,000	3,830,432
Xerox Corporation,
8.250%, 05/15/2014	5,220,000	5,632,625
Xstrata Finance Canada Ltd,
5.800%, 11/15/2016 (Acquired 12/06/2011, Cost $732,844) * f	690,000	785,582
Yara International ASA,
5.250%, 12/15/2014 (Acquired 10/02/2012 through 11/09/2012, Cost $6,690,733) * f	6,290,000	6,712,223
		234,230,082	13.9%
Utility
Ameren Corporation,
8.875%, 05/15/2014	6,900,000	7,450,247
Appalachian Power Company,
0.665%, 08/16/2013	3,000,000	3,003,252
Arizona Public Service Senior Unsecured Notes,

8.750%, 03/01/2019	850,000	1,148,286
Beaver Valley Funding Corporation Debentures,
9.000%, 06/01/2017	1,220,000	1,236,287
Constellation Energy Group Inc.,
4.550%, 06/15/2015	5,862,000	6,300,841
DCP Midstream, LLC,
9.750%, 03/15/2019 (Acquired 02/29/2012 through 10/15/2012, Cost $7,268,069) *	5,675,000	7,473,833
El Paso Pipeline Partners Operating Co LLC,
7.500%, 11/15/2040	4,500,000	5,903,091
Enel Finance International:
5.125%, 10/07/2019 (Acquired 09/30/2009, Cost $2,464,110) * f	2,475,000	2,625,851
6.800%, 09/15/2037 (Acquired 09/13/2007, Cost $1,894,965) * f	1,900,000	1,962,142
Energy Transfer Partners, L.P.,
9.700%, 03/15/2019	1,000,000	1,347,981
Exelon Generation Company, LLC,
6.200%, 10/01/2017	2,200,000	2,579,256
FPL Group Capital, Inc.,
Series D, 7.300%, 09/01/2067	2,500,000	2,825,000
GG1C Funding Corporation,
5.129%, 01/15/2014 (Acquired 06/27/2006, Cost $182,039) *	183,144	184,927
Kinder Morgan Energy Partners, L.P.:
9.000%, 02/01/2019 @	1,000,000	1,337,874
6.950%, 01/15/2038	2,250,000	2,824,225
6.500%, 09/01/2039	1,000,000	1,206,823
Kinder Morgan Finance,
5.700%, 01/05/2016 @ f	900,000	978,598
Kiowa Power Partners LLC,
4.811%, 12/30/2013 (Acquired 12/23/2011, Cost $91,640) *	90,652	91,352
Korea Gas Corp.,
4.250%, 11/02/2020 (Acquired 10/26/2010, Cost $2,587,026) * f	2,600,000	2,850,440
Mega Advance Investments Ltd,
5.000%, 05/12/2021 (Acquired 05/09/2011, Cost $5,443,790) * @ f	5,500,000	6,240,184
National Rural Utilities Corporation,
8.000%, 03/01/2032	2,300,000	3,382,161
Nustar Pipeline Operating Partnership L.P.,
5.875%, 06/01/2013	1,000,000	1,005,850
ONEOK Partners, L.P.,
6.150%, 10/01/2016	3,401,000	3,930,648
PPL Energy Supply, LLC,
Series A, 5.700%, 10/15/2015	2,060,000	2,247,137
PSEG Power LLC:
5.320%, 09/15/2016 @	3,223,000	3,640,762
5.125%, 04/15/2020	4,005,000	4,552,147
RGS (I&M) Funding Corporation Debentures,
Series F, 9.820%, 12/07/2022	1,134,054	1,355,982
Rockies Express Pipeline LLC,
5.625%, 04/15/2020 (Acquired 03/17/2010, Cost $1,998,220) * @	2,000,000	1,855,000
Southern Natural Gas,
5.900%, 04/01/2017 (Acquired 03/14/2007, Cost $1,397,676) *	1,400,000	1,631,748
Spectra Energy Capital LLC,
5.668%, 08/15/2014	1,000,000	1,064,097
Williams Partners L.P.,
6.300%, 04/15/2040	3,100,000	3,607,002
		87,843,024	5.2%
Finance
Ally Financial Inc.,
6.750%, 12/01/2014 @	150,000	160,875
American General Finance Corporation:
5.850%, 06/01/2013	1,000,000	1,006,250
6.900%, 12/15/2017	500,000	502,500
American International Group, Inc.:
5.600%, 10/18/2016	3,000,000	3,408,894
8.250%, 08/15/2018	2,000,000	2,591,026
8.175%, 05/15/2058	1,000,000	1,346,250
Ameriprise Financial, Inc.,
7.300%, 06/28/2019 @	2,000,000	2,610,956
AmSouth Bancorp,
6.750%, 11/01/2025	250,000	270,077
Associates Corporation of North America,
6.950%, 11/01/2018	5,225,000	6,381,193

BAC Capital Trust VI,
5.625%, 03/08/2035	400,000	405,221
Bank of America Corporation Subordinated Notes,
10.200%, 07/15/2015	1,715,000	2,004,257
Banponce Trust I,
Series A, 8.327%, 02/01/2027	2,175,000	1,903,125
Barclays Bank PLC,
6.750%, 05/22/2019 f	4,000,000	4,975,516
BNP Paribas SA,
3.250%, 03/03/2023 f	4,000,000	3,887,620
Cie de Financement Foncier SA,
2.500%, 09/16/2015 (Acquired 08/13/2012 through 08/14/2012, Cost $1,536,477) * f	1,500,000	1,555,150
Citigroup, Inc.:
4.450%, 01/10/2017	1,000,000	1,100,936
6.125%, 11/21/2017 @	2,775,000	3,281,080
CNA Financial Corporation,
6.500%, 08/15/2016	5,000,000	5,754,635
Commonwealth Bank of Australia,
0.905%, 10/08/2015 (Acquired 01/09/2013, Cost $5,002,887) * f	5,000,000	4,997,570
Countrywide Financial Corporation,
6.250%, 05/15/2016	5,330,000	5,936,730
Credit Agricole S.A.,
6.637%, 05/29/2049 (Acquired 05/23/2007, Cost $1,000,000) * f	1,000,000	915,000
Credit Suisse New York,
5.300%, 08/13/2019 f	1,575,000	1,856,653
Dresdner Bank AG,
7.250%, 09/15/2015 @ f	2,410,000	2,605,863
First Empire Capital Trust I,
8.234%, 02/01/2027	3,135,000	3,189,709
First Empire Capital Trust II,
8.277%, 06/01/2027	1,575,000	1,590,750
First Hawaiian Capital Trust I,
Series B, 8.343%, 07/01/2027	3,749,000	3,833,352
First National Bank of Chicago Pass Through Trust,
Series 93-A, 8.080%, 01/05/2018	464,293	514,485
First Tennessee Bank, National Association,
5.050%, 01/15/2015	5,045,000	5,286,237
FMR LLC,
4.950%, 02/01/2033 (Acquired 01/29/2013, Cost $1,997,480) *	2,000,000	2,069,146
General Electric Capital Corporation:
5.625%, 05/01/2018	6,200,000	7,337,514
4.650%, 10/17/2021	6,000,000	6,717,312
Genworth Financial, Inc.,
5.750%, 06/15/2014 @	1,416,000	1,484,716
Genworth Life Institutional Funding Trust,
5.875%, 05/03/2013 (Acquired 04/14/2011, Cost $6,517,851) *	6,500,000	6,527,489
GMAC Inc.:
7.500%, 12/31/2013	336,000	350,280
8.000%, 12/31/2018	403,000	482,089
Goldman Sachs Capital I,
6.345%, 02/15/2034 @	1,180,000	1,229,416
Great West Life & Annuity Insurance,
7.153%, 05/16/2046 (Acquired 05/16/2006 through 11/08/2007, Cost $2,783,656) *	2,800,000	2,968,000
HSBC Holdings PLC,
6.500%, 09/15/2037 f	2,100,000	2,572,254
HSBC USA Capital Trust I,
7.808%, 12/15/2026 (Acquired 03/08/2007, Cost $405,796) *	400,000	407,000
HSBC USA Capital Trust III,
8.380%, 05/15/2027 (Acquired 11/06/2007, Cost $508,848) *	500,000	510,520
Humana Inc.,
7.200%, 06/15/2018	2,000,000	2,448,482
Industrial Bank of Korea,
3.750%, 09/29/2016 (Acquired 03/22/2011, Cost $496,855) * f	500,000	538,349
ING Bank N.V.:
4.000%, 03/15/2016 (Acquired 03/08/2011, Cost $3,648,029) * f	3,650,000	3,910,975
3.750%, 03/07/2017 (Acquired 03/28/2012, Cost $2,132,951) * f	2,150,000	2,291,105
Jefferies Group, Inc.:
6.875%, 04/15/2021	4,000,000	4,669,360
6.250%, 01/15/2036	1,445,000	1,506,413
John Hancock Mutual Life Insurance Company,

7.375%, 02/15/2024 (Acquired 08/26/2010, Cost $7,596,682) *	6,800,000	8,641,073
J.P. Morgan Chase Bank NA,
5.875%, 06/13/2016	3,000,000	3,395,355
J.P. Morgan Chase & Co.,
5.600%, 07/15/2041	4,600,000	5,471,088
Kaupthing Bank,
5.750%, 10/04/2011 (Acquired 06/06/2008 through 07/22/2008, Cost $969,046) * § f **	1,250,000	300,000
Kookmin Bank,
7.250%, 05/14/2014 (Acquired 08/24/2009 through 03/10/2010, Cost $5,137,756) * f	5,000,000	5,330,960
Liberty Mutual Group Inc.,
10.750%, 06/15/2058 (Acquired 05/21/2008, Cost $2,445,125) *	2,500,000	3,862,500
Liberty Mutual Insurance Company,
7.697%, 10/15/2097 (Acquired 03/26/2003, Cost $361,720) *	565,000	618,428
Lincoln National Corporation,
6.050%, 04/20/2067	1,125,000	1,130,625
Lloyds TSB Bank PLC,
5.800%, 01/13/2020 (Acquired 02/10/2010, Cost $1,564,487) * f	1,600,000	1,883,664
Marsh & McLennan Companies, Inc.:
2.300%, 04/01/2017 @	2,500,000	2,563,710
9.250%, 04/15/2019	1,650,000	2,214,694
Massachusetts Mutual Life Insurance Company,
8.875%, 06/01/2039 (Acquired 05/27/2009, Cost $987,100) *	1,000,000	1,545,838
MBIA Insurance Corp.,
14.000%, 01/15/2033 (Acquired 01/11/2008, Cost $800,000) * @	800,000	184,000
Merrill Lynch & Company:
6.400%, 08/28/2017	1,000,000	1,173,692
6.875%, 04/25/2018	1,750,000	2,112,285
7.750%, 05/14/2038	1,275,000	1,699,297
Metlife, Inc.,
6.500%, 12/15/2032	522,000	664,588
Mizuho Corporate Bank, Ltd.,
1.850%, 03/21/2018 (Acquired 03/14/2013, Cost $3,495,170) * f	3,500,000	3,509,100
Morgan Stanley:
4.750%, 04/01/2014	1,075,000	1,111,373
4.000%, 07/24/2015	1,000,000	1,055,419
Morgan Stanley Dean Witter & Co.,
6.750%, 10/15/2013	3,644,000	3,758,367
National Australia Bank Limited,
0.805%, 10/08/2015 (Acquired 01/16/2013, Cost $10,011,579) * f	10,000,000	9,995,120
National City Bank of Cleveland,
5.800%, 06/07/2017	2,000,000	2,343,852
Protective Life Corp.,
7.375%, 10/15/2019	2,950,000	3,621,104
Prudential Covered Trust 2012-1,
2.997%, 09/30/2015 (Acquired 12/19/2012, Cost $7,322,613) *	7,065,000	7,366,153
Regions Financial Corporation:
7.750%, 11/10/2014	1,000,000	1,102,480
5.750%, 06/15/2015	2,000,000	2,170,200
Regions Financing Trust II,
6.625%, 05/15/2047	4,750,000	4,755,937
Republic New York Capital I,
7.750%, 11/15/2026	1,000,000	1,012,500
Republic New York Corporation Debentures,
9.125%, 05/15/2021	700,000	953,558
Santander Issuances,
6.500%, 08/11/2019 (Acquired 10/18/2007 through 03/19/2012, Cost $1,881,664) * f	1,800,000	1,841,814
Santander U.S. Debt S.A. Unipersonal,
2.991%, 10/07/2013 (Acquired 09/27/2010, Cost $1,100,000) * f	1,100,000	1,107,340
SLM Corporation:
5.375%, 05/15/2014	3,912,000	4,079,301
5.625%, 08/01/2033	500,000	462,500
Sovereign Bank,
8.750%, 05/30/2018	4,900,000	5,922,654
Sparebank 1 Boligkreditt AS,
1.750%, 11/15/2019 (Acquired 11/07/2012, Cost $4,961,150) * f	5,000,000	4,954,500
SunTrust Bank,
7.250%, 03/15/2018	2,100,000	2,606,463
SUSA Partnership, L.P.,
8.200%, 06/01/2017	1,032,000	1,214,512
Svenska Handelsbanken AB,

0.730%, 03/21/2016 f	4,000,000	3,997,624
Swedbank AB,
2.125%, 09/29/2017 (Acquired 09/24/2012, Cost $1,996,980) * f	2,000,000	2,024,016
Symetra Financial Corporation,
6.125%, 04/01/2016 (Acquired 03/23/2006, Cost $995,570) *	1,000,000	1,108,416
Talent Yield Investments Ltd,
4.500%, 04/25/2022 (Acquired 04/18/2012, Cost $1,986,320) * @ f	2,000,000	2,193,342
TD Ameritrade Holding Corporation,
5.600%, 12/01/2019	3,300,000	3,951,991
The Bank of Nova Scotia,
0.680%, 03/15/2016 f	8,000,000	7,995,280
The Bear Stearns Companies LLC,
5.300%, 10/30/2015	2,550,000	2,817,997
The Goldman Sachs Group, Inc.:
6.250%, 09/01/2017	1,000,000	1,174,636
6.150%, 04/01/2018	6,100,000	7,188,039
7.500%, 02/15/2019	2,200,000	2,752,345
The Hartford Financial Services Group, Inc.:
4.000%, 10/15/2017 @	5,000,000	5,537,720
8.125%, 06/15/2038	2,200,000	2,609,750
The NASDAQ OMX Group Inc.,
4.000%, 01/15/2015	1,000,000	1,044,748
The Navigators Group Inc.,
7.000%, 05/01/2016	4,921,000	5,464,185
UBS AG,
5.750%, 04/25/2018 f	6,000,000	7,107,972
Wachovia Bank, NA,
6.000%, 11/15/2017	4,245,000	5,067,723
Westpac Banking Corporation,
1.600%, 01/12/2018 f	7,875,000	7,963,869
Willis North America, Inc.,
5.625%, 07/15/2015	750,000	813,413
		300,441,440	17.9%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage Corporation (FGLMC):
6.500%, 07/01/2014	5,674	5,750
6.000%, 06/01/2020	312,672	327,951
5.500%, 11/01/2022	175,555	190,134
5.000%, 06/01/2023	177,356	190,761
5.500%, 07/01/2023	191,439	209,012
6.500%, 06/01/2029	540,745	617,179
5.500%, 01/01/2036	1,397,083	1,521,834
6.000%, 12/01/2036	939,173	1,028,025
5.000%, 03/01/2038	9,710,499	10,461,272
5.500%, 05/01/2038	4,520,111	4,895,480
4.500%, 11/01/2039	6,111,438	6,538,030
4.500%, 11/01/2039	13,308,248	14,237,192
3.500%, 06/01/2042	10,781,755	11,378,823
3.500%, 07/01/2042	17,158,138	18,108,315
3.000%, 08/01/2042	37,738,093	38,783,310
3.000%, 10/01/2042	13,633,683	14,011,290
3.000%, 02/01/2043	7,482,712	7,689,958
Federal Home Loan Mortgage Corporation (FHLMC):
Series 206, Class E, 0.000%, 07/15/2019 ^	50,737	48,100
Series 141, Class D, 5.000%, 05/15/2021	30,680	32,611
Series 1074, Class I, 6.750%, 05/15/2021	33,786	37,106
Series 1081, Class K, 7.000%, 05/15/2021	178,123	200,233
Series 163, Class F, 6.000%, 07/15/2021	29,696	32,896
Series 188, Class H, 7.000%, 09/15/2021	63,356	70,689
Series 1286, Class A, 6.000%, 05/15/2022	24,164	26,345
4.500%, 09/01/2040	14,009,409	14,996,050
Federal National Mortgage Association (FNMA):
Series 1989-37, Class G, 8.000%, 07/25/2019	205,181	229,261
5.000%, 12/01/2019	702,003	759,335
Series 1989-94, Class G, 7.500%, 12/25/2019	53,598	60,150
Series 1990-58, Class J, 7.000%, 05/25/2020	8,353	9,324
Series 1990-76, Class G, 7.000%, 07/25/2020	71,169	79,534
Series 1990-105, Class J, 6.500%, 09/25/2020	32,999	36,019
Series 1990-108, Class G, 7.000%, 09/25/2020	11,283	12,632
Series 1991-1, Class G, 7.000%, 01/25/2021	18,474	20,785

Series 1991-86, Class Z, 6.500%, 07/25/2021	23,366	25,790
5.000%, 11/01/2021	5,938,963	6,423,999
5.500%, 01/01/2023	379,825	414,290
Series 1993-58, Class H, 5.500%, 04/25/2023	319,311	351,723
5.500%, 07/01/2023	685,019	753,171
5.000%, 11/01/2023	1,651,885	1,815,456
6.000%, 03/01/2026	669,714	736,344
6.000%, 05/01/2026	1,499,377	1,652,298
2.500%, 12/01/2027	17,775,932	18,461,300
5.000%, 05/01/2028	1,250,776	1,355,868
Series 1998-66, Class C, 6.000%, 12/25/2028	199,079	219,634
6.000%, 03/01/2033	203,924	229,008
5.000%, 11/01/2033	216,364	235,760
5.500%, 04/01/2034	4,511,184	4,983,292
Series 2004-W6, Class 1A4, 5.500%, 07/25/2034	793,958	813,422
Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	2,256,474	2,314,723
Series 2004-W10, Class A4, 5.750%, 08/25/2034	1,592,368	1,615,426
5.500%, 09/01/2034	866,649	956,122
6.000%, 11/01/2034	226,352	254,751
5.500%, 02/01/2035	3,094,420	3,413,886
5.000%, 10/01/2035	13,952,805	15,150,491
5.000%, 11/01/2035	6,189,524	6,721,178
5.500%, 11/01/2036	1,525,829	1,666,190
5.500%, 04/01/2037	6,856,796	7,558,260
6.000%, 08/01/2037	314,586	341,460
4.500%, 11/01/2039	1,105,316	1,191,059
4.000%, 08/01/2040	6,961,055	7,424,618
3.500%, 12/01/2040	2,914,149	3,079,162
3.500%, 02/01/2041	24,991,807	26,406,969
4.000%, 02/01/2041	32,030,102	34,163,108
4.000%, 09/01/2041	10,457,975	11,157,680
3.000%, 05/01/2042	11,121,451	11,480,088
Government National Mortgage Association (GNMA):
6.000%, 11/20/2033	166,696	189,351
5.000%, 07/20/2040	9,592,767	10,648,223
4.500%, 01/20/2041	27,380,902	30,287,828
4.000%, 06/20/2042	22,949,068	24,838,243
3.500%, 09/20/2042	14,209,578	15,211,798
		401,387,355	23.9%
Non-U.S. Government Agency Issues
Bank of America Alternative Loan Trust:
Series 2003-4, Class 2A1, 5.000%, 06/25/2018	192,873	199,819
Series 2003-5, Class 2A1, 5.000%, 07/25/2018	2,571,294	2,660,377
Series 2003-11, Class 4A1, 4.750%, 01/25/2019	355,006	361,574
Series 2004-6, Class 4A1, 5.000%, 07/25/2019	241,969	246,982
Series 2004-7, Class 4A1, 5.000%, 08/25/2019	5,123,277	5,273,082
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	262,219	272,354
Series 2005-2, Class 4A1, 5.500%, 03/25/2020	389,718	407,903
Series 2005-4, Class 3A1, 5.500%, 05/25/2020	1,754,812	1,798,475
Series 2005-10, Class 5A1, 5.250%, 11/25/2020	1,021,449	1,046,955
Series 2007-1, Class 1A1, 6.064%, 04/25/2022	1,873,363	1,916,203
Series 2003-11, Class 2A1, 6.000%, 01/25/2034	896,755	936,615
Series 2005-2, Class 1CB2, 5.500%, 03/25/2035	334,926	329,630
Series 2005-9, Class 1CB3, 5.500%, 10/25/2035 §	566,127	498,369
Series 2005-11, Class 1CB4, 5.500%, 12/25/2035 §	333,628	316,738
Series 2006-5, Class CB7, 6.000%, 06/25/2046 §	1,255,970	1,008,391
Bear Stearns Asset Backed Securities Trust,
Series 2004-AC2, Class 2A, 5.000%, 05/25/2034	1,901,191	1,912,570
Chase Mortgage Finance Corporation:
Series 2003-S13, Class A11, 5.500%, 11/25/2033	416,315	420,451
Series 2006-A1, Class 2A3, 5.395%, 09/25/2036 §	4,421,767	3,873,207
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 2A2, 5.500%, 11/25/2035	557,164	557,574
Countrywide Alternative Loan Trust:
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020	606,871	599,144
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021	2,588,233	2,519,363
Series 2006-J5, Class 3A1, 5.818%, 07/25/2021	555,669	519,037
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022 §	672,585	673,915
Series 2002-11, Class A4, 6.250%, 10/25/2032	113,800	116,279

Series 2003-20CB, Class 1A1, 5.500%, 10/25/2033	8,679,863	9,164,998
Series 2005-10CB, Class 1A6, 5.500%, 05/25/2035	2,133,330	2,136,436
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 §	1,521,059	1,112,869
Deutsche Mortgage Securities Inc.:
Series 2006-AR5, Class 21A, 6.000%, 10/25/2021	942,012	823,616
Series 2004-4, Class 1A6, 5.650%, 04/25/2034	117,615	117,608
First Horizon Alternative Mortgage Securities:
Series 2005-FA7, Class 2A1, 5.000%, 09/25/2020	403,057	409,493
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021	605,003	612,860
Series 2006-FA8, Class 2A1, 5.750%, 02/25/2037	1,848,324	1,642,508
Impac CMB Trust,
Series 2004-4, Class 2A2, 4.750%, 09/25/2034	204,060	203,464
J.P. Morgan Alternative Loan Trust,
Series 2006-A1, Class 2A1, 2.760%, 03/25/2036 §	820,062	628,337
J.P. Morgan Mortgage Trust:
Series 2005-A4, Class 1A1, 5.268%, 07/25/2035	8,263,198	8,540,990
Series 2006-A7, Class 2A2, 2.914%, 01/25/2037 §	457,531	377,429
Series 2006-A7, Class 2A4R, 2.914%, 01/25/2037 §	1,954,776	1,612,251
Series 2007-A2, Class 2A3, 2.878%, 04/25/2037	5,041,959	4,265,245
Master Alternative Loans Trust:
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	1,039,685	1,065,328
Series 2004-2, Class 4A1, 5.000%, 02/25/2019	62,730	64,963
Series 2004-4, Class 4A1, 5.000%, 04/25/2019	791,798	815,577
Series 2003-5, Class 6A1, 6.000%, 08/25/2033	493,985	525,613
RAAC Series,
Series 2004-SP1, Class AI4, 5.285%, 08/25/2027	263,587	264,532
Residential Accredit Loans, Inc.,
Series 2004-QS6, Class A1, 5.000%, 05/25/2019	393,436	398,663
Residential Funding Mortgage Security I,
Series 2003-S11, Class A2, 4.000%, 06/25/2018	61,280	62,156
Salomon Brothers Mortgage Securities VII,
Series 2003-UP2, Class A2, 4.000%, 06/25/2033	551,417	598,877
Structured Asset Securities Corporation,
Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035	857,838	869,979
Washington Mutual Mortgage Pass Through Certificates:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	925,197	956,867
Series 2004-CB2, Class 7A, 5.500%, 08/25/2019	1,765,105	1,838,168
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	93,912	99,143
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	547,821	577,808
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	363,971	373,787
		68,624,572	4.1%
Asset Backed Securities
Amresco Residential Securities Mortgage Loan Trust,
Series 1997-3, Class A9, 6.960%, 03/25/2027	107	107
Bayview Financial Acquisition Trust:
Series 2006-A, Class 1A2, 5.483%, 02/28/2041	744,044	767,128
Series 2007-B, Class 1A2, 6.831%, 08/28/2047	2,500,000	2,079,737
Contimortgage Home Equity Trust,
Series 1997-2, Class A9, 7.090%, 04/15/2028	77	77
Countrywide Asset-Backed Certificates:
Series 2004-13, Class AF4, 4.583%, 01/25/2033	3,493,556	3,606,813
Series 2004-S1, Class A3, 5.115%, 02/25/2035	2,017,710	2,071,525
Series 2004-15, Class AF6, 4.613%, 04/25/2035	3,881,989	3,776,562
Series 2005-1, Class AF6, 5.030%, 07/25/2035	6,572,762	6,794,310
Series 2005-11, Class AF3, 4.778%, 02/25/2036	9,262,096	8,494,787
Series 2005-10, Class AF6, 4.915%, 02/25/2036	3,825,461	3,585,057
Series 2005-13, Class AF3, 5.241%, 04/25/2036	4,042,641	3,477,609
Series 2005-17, Class 1AF5, 5.321%, 05/25/2036 §	1,479,273	1,438,028
Series 2005-17, Class 1AF2, 5.363%, 05/25/2036 §	647,493	647,812
Series 2007-S1, Class A6, 5.693%, 11/25/2036	1,294,572	1,074,707
Series 2006-13, Class 1AF2, 5.884%, 01/25/2037 §	436,063	472,736
Series 2006-10, Class 1AF3, 5.400%, 09/25/2046	1,500,000	945,488
Credit Based Asset Servicing and Securitization LLC,
Series 2005-CB8, Class AF2, 4.769%, 12/25/2035	351,468	338,182
Equivantage Home Equity Loan Trust,
Series 1996-3, Class A3, 7.700%, 09/25/2027	10,520	10,451
GE Capital Mortgage Services, Inc.:
Series 1997-HE4, Class A7, 6.735%, 12/25/2028	283	282
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	7,750	7,618
Green Tree Financial Corporation:

Series 1993-3, Class A7, 6.400%, 10/15/2018	183,282	191,052
Series 1993-4, Class A5, 7.050%, 01/15/2019	133,913	135,586
Series 1997-1, Class A5, 6.860%, 03/15/2028	17,497	18,248
Series 1998-2, Class A5, 6.240%, 12/01/2028	1,048,249	1,087,555
Series 1997-6, Class A8, 7.070%, 01/15/2029	27,218	28,978
Series 1998-3, Class A5, 6.220%, 03/01/2030	946,048	1,034,336
Series 1998-4, Class A5, 6.180%, 04/01/2030	592,044	613,109
IMC Home Equity Loan Trust,
Series 1997-5, Class A10, 6.880%, 11/20/2028	17,920	17,911
JP Morgan Mortgage Acquisition Corp,
Series 2007-CH1, Class AV4, 0.334%, 08/25/2033	4,149,000	4,065,323
Nationstar Home Equity Loan Trust,
Series 2006-B, Class AV3, 0.374%, 09/25/2036	15,000,000	14,562,660
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	57,858	60,792
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF3, 5.612%, 04/25/2037	2,962,397	1,695,967
Residential Asset Mortgage Products, Inc.:
Series 2003-RS7, Class AI6, 5.340%, 08/25/2033	1,161,533	1,141,376
Series 2005-RS1, Class AI6, 4.713%, 01/25/2035	398,431	392,151
Residential Asset Securities Corporation:
Series 2003-KS2, Class AI6, 3.990%, 04/25/2033	1,223,139	1,222,615
Series 2003-KS5, Class AI6, 3.620%, 07/25/2033	81,644	75,218
Series 2004-KS2, Class AI6, 4.300%, 03/25/2034	159,594	161,476
		66,093,369	3.9%
Commercial Mortgage Backed Securities
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	12,339,000	13,332,956
Commercial Mortgage Trust:
Series 2005-C6, Class A5A, 5.116%, 06/10/2044	11,448,000	12,436,878
Series 2012-CR1, Class A3, 3.391%, 05/15/2045	3,850,000	4,070,813
Series 2012-CR2, Class A4, 3.147%, 08/15/2045	14,375,000	14,913,372
Credit Suisse First Boston Mortgage Securities Corporation,
Series 2005-C5, Class A4, 5.100%, 08/15/2038 @	10,149,000	10,950,010
GE Capital Commercial Mortgage Corporation,
Series 2005-C4, Class A4, 5.306%, 11/10/2045	10,925,000	12,053,301
GS Mortgage Securities Corp II,
Series 2012-GCJ9, Class A3, 2.773%, 11/10/2045	1,300,000	1,302,413
J.P. Morgan Chase Commercial Mortgage Trust,
Series 2005-CB12, Class A4, 4.895%, 09/12/2037	11,455,000	12,374,241
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C6, Class A4, 2.858%, 11/17/2045	14,000,000	14,168,504
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4, 5.283%, 12/15/2044	10,000,000	10,979,620
WF-RBS Commercial Mortgage Trust,
Series 2012-C6, Class A4, 3.440%, 04/15/2045	12,200,000	12,981,105
		119,563,213	7.1%
Total Long-Term Investments (Cost $1,560,446,190)		1,626,217,018	96.7%
	Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.07% «	17,916,171	17,916,171
Short-Term Investments Trust - Liquid Assets Portfolio, 0.11% «	32,000,000	32,000,000
Total Short-Term Investments (Cost $49,916,171)		49,916,171	3.0%
	Principal
	Amount
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING
Commercial Paper
Atlantic East Funding LLC, 0.554%, 03/25/2014 † **	$2,463,382	1,959,729
Total Commercial Paper (Cost $2,463,382)		1,959,729	0.1%
	Shares
Investment Companies
Mount Vernon Securities Lending Trust Prime Portfolio, 0.26% «	85,188,708	85,188,708
Total Investment Companies (Cost $85,188,708)		85,188,708	5.1%

Total Investments Purchased With Cash Proceeds From
Securities Lending (Cost $87,652,090)		87,148,437	5.2%
Total Investments (Cost $1,698,014,451)		1,763,281,626	104.9%

Asset Relating to Securities Lending Investments
Support Agreement ** ^ α †	503,653
Total (Cost $0)	503,653	0.0%
Liabilities in Excess of Other Assets	(82,047,898)	(4.9)%
TOTAL NET ASSETS	$1,681,737,381	100.0%

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at March 31, 2013.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund's securities lending agent.

Summary of Fair Value Exposure at March 31, 2013 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Securities	$-	$249,830,718	$-	$249,830,718
Taxable Municipal Bonds	-	68,794,258	-	68,794,258
Other Government Related Securities	-	29,408,987	-	29,408,987
Corporate Debt Securities	-	622,512,939	1,607	622,514,546
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	401,387,355	-	401,387,355
Residential Mortgage-Backed Securities - Non - U.S. Government Agency Issues	-	68,624,572	-	68,624,572
Asset Backed Securities	-	66,093,369	-	66,093,369
Commercial Mortgage-Backed Securities	-	119,563,213	-	119,563,213
Total Fixed Income	-	1,626,215,411	1,607	1,626,217,018

Short-Term Investments
Money Market Mutual Funds	49,916,171	-	-	49,916,171
Total Short-Term Investments	49,916,171	-	-	49,916,171

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	1,959,729	-	1,959,729
Money Market Mutual Fund	85,188,708	-	-	85,188,708
Total Investments Purchased with
Cash Proceeds from Securities Lending	85,188,708	1,959,729	-	87,148,437

Total Investments	$135,104,879	$1,628,175,140	$1,607	$1,763,281,626

Asset Relating to Securities Lending Investments	$-	$503,653	$-	$503,653

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report. One security that is priced at fair value by the Valuation Committee instead of the Fund's pricing vendor is valued using level 3 inputs.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2012	$1,607
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
Sales	-
Transfers in and/or out of Level 3 *	-
Balance as of March 31, 2013	$1,607

* Transfers between levels are recognized at the end of the reporting period.

Baird Core Plus Bond Fund
Schedule of Investments
March 31, 2013 (Unaudited)

	Principal	Market	% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
1.250%, 04/30/2019	$99,025,000	$100,355,698
5.250%, 11/15/2028	42,975,000	58,217,717
4.375%, 02/15/2038 @	66,000,000	82,510,296
		241,083,711	8.6%
Taxable Municipal Bonds
Bellevue California Union School District,
5.000%, 08/01/2028	625,000	663,669
California Qualified School Bond Joint Powers Authority,
6.739%, 09/01/2026	2,415,000	2,758,365
California Qualified School Construction Bonds:
5.041%, 07/01/2020	1,500,000	1,710,075
7.155%, 03/01/2027	1,700,000	1,991,499
California State,
5.500%, 03/01/2016	2,000,000	2,258,800
Central Valley Support Joint Powers Agency,
5.676%, 09/01/2024	1,500,000	1,667,280
Colton Joint Unified School District,
6.008%, 08/01/2026	1,250,000	1,422,562
Contra Costa County California Pension Obligation,
5.140%, 06/01/2017	1,300,000	1,440,543
Davie Florida Water & Sewer Revenue,
6.599%, 10/01/2030 (Callable 10/01/2020)	1,000,000	1,177,200
Elgin Ohio LOC School District,
5.499%, 08/31/2027 (Callable 12/01/2019)	1,000,000	1,074,340
Illinois State:
4.026%, 03/01/2014	2,000,000	2,049,580
4.421%, 01/01/2015	1,600,000	1,680,992
4.961%, 03/01/2016	2,000,000	2,185,640
5.163%, 02/01/2018	3,000,000	3,269,580
New Hampshire Housing Finance Authority:
3.100%, 07/01/2021	2,350,000	2,366,356
3.750%, 07/01/2034	10,000,000	10,504,500
North East Independent School District Texas,
5.240%, 08/01/2027	3,000,000	3,722,040
Port of Oakland,
5.000%, 11/01/2020	2,900,000	3,273,317
San Dieguito California Public Facilities,
6.459%, 05/01/2027	1,515,000	1,804,653
State Public School Building Authorities Revenue,
5.000%, 09/15/2027	2,000,000	2,352,020
Three Rivers Ohio LOC School District,
5.209%, 09/15/2027 (Callable 12/01/2020)	1,350,000	1,463,711
Tobacco Settlement Authority Iowa,
6.500%, 06/01/2023 (Callable 06/01/2015)	3,420,000	3,407,072
West Contra Costa Unified School District,
6.250%, 08/01/2030	4,320,000	4,797,662
Westlake Ohio City School District,
5.227%, 12/01/2026 (Callable 12/01/2020)	1,160,000	1,298,179
		60,339,635	2.2%
Other Government Related Securities
Corp Andina de Fomento,
4.375%, 06/15/2022 f	3,956,000	4,294,507
Eksportfinans ASA,
2.000%, 09/15/2015 f	10,000,000	9,600,880
Export-Import Bank of Korea Notes:

5.875%, 01/14/2015 f	3,500,000	3,789,527
4.000%, 01/29/2021 @ f	1,000,000	1,076,530
Korea Electric Power Corporation,
6.750%, 08/01/2027 f	240,000	325,640
Korea Hydro & Nuclear Power Co., Ltd.:
6.250%, 06/17/2014 (Acquired 03/21/2011, Cost $1,039,121) * f	1,000,000	1,060,415
3.125%, 09/16/2015 (Acquired 09/09/2010, Cost $493,770) * f	500,000	521,635
National Bank of Hungary Yankee Debentures,
8.875%, 11/01/2013 f	150,000	155,006
Petrobras International Finance Company:
3.875%, 01/27/2016 f	5,800,000	6,069,619
7.875%, 03/15/2019 f	5,000,000	6,083,215
5.375%, 01/27/2021 f	3,200,000	3,452,778
Petroleos Mexicanos:
4.875%, 03/15/2015 f	4,809,000	5,145,630
4.875%, 01/24/2022 f	2,500,000	2,768,750
6.500%, 06/02/2041 f	4,000,000	4,710,000
The Korea Development Bank,
3.000%, 09/14/2022 @ f	4,400,000	4,371,646
Westdeutsche Landesbank Subordinated Notes,
4.796%, 07/15/2015 f	1,885,000	2,021,001
		55,446,779	2.0%
Corporate Bonds
Industrials
AbbVie Inc.,
1.750%, 11/06/2017 (Acquired 11/05/2012, Cost $2,444,879) *	2,450,000	2,479,794
Acuity Brands Lighting Inc.,
6.000%, 12/15/2019	700,000	801,198
Ameritech Capital Funding Corporation,
6.450%, 01/15/2018	3,000,000	3,549,555
Anadarko Petroleum Corporation:
5.950%, 09/15/2016	2,225,000	2,561,213
6.375%, 09/15/2017	968,000	1,155,416
8.700%, 03/15/2019	3,700,000	4,981,562
Anglo American Capital PLC:
9.375%, 04/08/2014 (Acquired 09/05/2012, Cost $1,943,722) * f	1,800,000	1,943,242
9.375%, 04/08/2019 (Acquired 09/20/2011 through 07/11/2012, Cost $7,059,870) * f	5,500,000	7,349,903
ArcelorMittal:
5.000%, 02/25/2017 f	5,000,000	5,232,500
6.750%, 02/25/2022 @ f	2,000,000	2,185,728
AT&T Inc.,
5.550%, 08/15/2041	1,000,000	1,102,261
Atlas Air, Inc. Pass Through Trust,
Series 00-1, 8.707%, 01/02/2019	245,684	253,054
Avon Products, Inc.,
4.600%, 03/15/2020	2,000,000	2,077,546
Beam, Inc.,
3.250%, 05/15/2022	2,000,000	2,045,102
Bemis Company, Inc.,
4.500%, 10/15/2021	1,000,000	1,085,698
BP Capital Markets:
1.375%, 11/06/2017 @ f	3,000,000	3,003,984
4.750%, 03/10/2019 f	1,500,000	1,737,524
Browning-Ferris Industries Inc.,
9.250%, 05/01/2021	1,500,000	1,949,665
Bunge Limited Finance Corporation:
5.100%, 07/15/2015	2,527,000	2,740,150
8.500%, 06/15/2019	7,303,000	9,413,589
Bunge N.A. Finance L.P.,
5.900%, 04/01/2017	2,424,000	2,748,775
CenturyLink Inc.,
Series R, 5.150%, 06/15/2017	2,000,000	2,105,000
Chesapeake Energy Corporation,
6.500%, 08/15/2017 @	3,544,000	3,907,260
Cliffs Natural Resources Inc.,

3.950%, 01/15/2018 @	5,000,000	5,020,150
CNPC HK Overseas Capital Ltd,
5.950%, 04/28/2041 (Acquired 04/20/2011, Cost $978,120) * f	1,000,000	1,211,541
Comcast Cable Communications Holdings, Inc.,
9.455%, 11/15/2022	2,030,000	3,076,213
Comcast Corporation:
4.250%, 01/15/2033 @	5,900,000	5,939,046
4.650%, 07/15/2042	2,000,000	2,035,316
Computer Sciences Corporation,
4.450%, 09/15/2022	2,000,000	2,120,472
ConocoPhillips Canada Funding Company I,
5.950%, 10/15/2036 f	845,000	1,052,986
Continental Airlines, Inc. Pass Through Trust,
Series 974A, 6.900%, 01/02/2018	41,643	45,443
Cox Communications, Inc.,
4.700%, 12/15/2042 (Acquired 11/26/2012, Cost $4,999,050) *	5,000,000	4,920,865
CSX Corporation,
6.220%, 04/30/2040	175,000	217,686
Daimler Finance North America LLC:
2.300%, 01/09/2015 (Acquired 08/22/2012, Cost $1,927,534) *	1,890,000	1,931,365
1.650%, 04/10/2015 (Acquired 07/17/2012, Cost $3,381,553) *	3,359,000	3,398,760
1.875%, 01/11/2018 (Acquired 01/07/2013, Cost $2,116,139) *	2,125,000	2,141,469
Danone,
3.000%, 06/15/2022 (Acquired 05/29/2012, Cost $3,489,465) * f	3,500,000	3,570,896
Deutsche Telekom International Finance B.V.:
3.125%, 04/11/2016 (Acquired 11/09/2011, Cost $2,478,286) * f	2,450,000	2,585,524
8.750%, 06/15/2030 f	825,000	1,168,218
Devon Financing Corporation, L.L.C.,
7.875%, 09/30/2031	5,000,000	6,780,570
DISH DBS Corporation,
5.000%, 03/15/2023 (Acquired 12/19/2012 through 12/20/2012, Cost $2,514,825) *	2,500,000	2,459,375
Donnelley (R.R.) & Sons Co.:
8.600%, 08/15/2016	1,250,000	1,437,500
6.125%, 01/15/2017	1,200,000	1,278,000
D.R. Horton, Inc.,
4.750%, 05/15/2017	1,000,000	1,061,250
Eaton Corp:
2.750%, 11/02/2022 (Acquired 11/14/2012, Cost $2,491,600) *	2,500,000	2,485,580
4.000%, 11/02/2032 (Acquired 11/14/2012, Cost $3,648,832) *	3,660,000	3,654,993
Ecolab Inc.,
1.450%, 12/08/2017	5,200,000	5,163,766
Encana Corporation,
6.500%, 05/15/2019 f	500,000	608,494
Express Scripts Holding Co:
3.500%, 11/15/2016	5,000,000	5,386,610
7.250%, 06/15/2019	4,600,000	5,867,226
Federal Express Corp. 1995 Pass Through Trust,
Series B2, 7.110%, 01/02/2014	102,784	107,042
Fidelity National Information Services, Inc.:
7.625%, 07/15/2017	5,650,000	6,045,500
7.875%, 07/15/2020	9,014,000	10,163,285
First Data Corporation,
9.875%, 09/24/2015 @	500,000	515,000
Fiserv, Inc.:
3.125%, 06/15/2016	2,475,000	2,607,799
4.625%, 10/01/2020	3,000,000	3,249,792
3.500%, 10/01/2022	6,650,000	6,629,232
Ford Motor Credit Company LLC:
3.875%, 01/15/2015	2,000,000	2,079,132
2.500%, 01/15/2016	2,000,000	2,038,688
4.207%, 04/15/2016	2,680,000	2,852,898
3.000%, 06/12/2017 @	3,000,000	3,076,743
France Telecom SA,
2.750%, 09/14/2016 f	1,050,000	1,097,393
Freeport-McMoRan Copper & Gold Inc.:

2.375%, 03/15/2018 @	5,000,000	5,020,890
3.550%, 03/01/2022 @	5,000,000	4,970,040
Georgia-Pacific LLC,
5.400%, 11/01/2020 (Acquired 10/27/2010, Cost $994,130) *	1,000,000	1,183,210
Glencore Funding LLC,
6.000%, 04/15/2014 (Acquired 03/31/2004 through 06/19/2012, Cost $7,255,925) *	7,115,000	7,452,870
GTE Corporation,
8.750%, 11/01/2021	975,000	1,334,109
H. J. Heinz Finance Company,
6.750%, 03/15/2032 @	10,000,000	11,137,500
Hanson PLC Notes,
6.125%, 08/15/2016 f	6,233,000	6,879,113
Health Management Association,
6.125%, 04/15/2016	4,100,000	4,499,750
Hewlett-Packard Co.,
4.650%, 12/09/2021 @	4,000,000	4,147,604
Highmark Inc. Notes,
6.800%, 08/15/2013 (Acquired 10/28/2010 through 11/24/2010, Cost $431,916) *	425,000	431,908
Hospira, Inc.,
6.050%, 03/30/2017	5,000,000	5,689,695
HP Enterprise Services, LLC,
Series B, 6.000%, 08/01/2013	3,158,000	3,212,280
Hutchison Whampoa International Ltd.,
4.625%, 09/11/2015 (Acquired 08/19/2010 through 12/28/2011, Cost $3,682,259) * f	3,563,000	3,842,357
Hyundai Capital Services Inc.,
3.500%, 09/13/2017 (Acquired 03/06/2012, Cost $1,992,580) * f	2,000,000	2,128,272
Ingredion Incorporated,
1.800%, 09/25/2017	5,650,000	5,660,893
International Paper Company,
7.400%, 06/15/2014 @	1,114,000	1,195,512
Johnson Controls Inc.,
5.250%, 12/01/2041	1,150,000	1,251,921
Kinross Gold Corporation,
6.875%, 09/01/2041 f	5,100,000	5,257,524
Kraft Foods Group, Inc.,
5.000%, 06/04/2042	1,000,000	1,072,215
Lafarge SA:
6.500%, 07/15/2016 f	1,375,000	1,531,406
7.125%, 07/15/2036 f	925,000	985,125
LeasePlan Corporation N.V.,
3.000%, 10/23/2017 (Acquired 10/15/2012 through 02/07/2013, Cost $10,066,293) * f	10,000,000	10,197,000
Martin Marietta Materials, Inc.:
6.600%, 04/15/2018	475,000	539,125
6.250%, 05/01/2037	450,000	465,373
Masco Corporation:
6.125%, 10/03/2016	2,150,000	2,400,914
7.125%, 03/15/2020 @	1,000,000	1,167,418
Murphy Oil Corporation,
4.000%, 06/01/2022	12,600,000	12,562,137
Mylan Inc.:
7.625%, 07/15/2017 (Acquired 02/11/2013, Cost $5,586,185) *	5,000,000	5,558,250
6.000%, 11/15/2018 (Acquired 02/06/2013, Cost $4,392,300) *	4,000,000	4,392,364
Nabors Industries, Inc.:
6.150%, 02/15/2018	250,000	284,249
9.250%, 01/15/2019	11,448,000	14,724,211
National Oilwell Varco Inc.,
Series B, 6.125%, 08/15/2015	2,655,000	2,670,609
New Cingular Wireless Services, Inc.,
8.750%, 03/01/2031	2,675,000	4,164,576
Northern Tier Energy LLC,
7.125%, 11/15/2020 (Acquired 11/02/2012, Cost $250,000) *	250,000	265,000
Oi S.A.,
5.750%, 02/10/2022 (Acquired 02/06/2012, Cost $3,000,000) * @ f	3,000,000	3,135,000
Pactiv Corporation,
7.950%, 12/15/2025	50,000	47,500

PCCW-HKT Capital II Ltd.,
6.000%, 07/15/2013 (Acquired 07/10/2003, Cost $199,066) * f	200,000	202,727
PCCW-HKT Capital III Ltd.,
5.250%, 07/20/2015 (Acquired 09/29/2008 through 12/20/2010, Cost $782,910) * f	775,000	835,868
Pearson Funding Two plc,
4.000%, 05/17/2016 (Acquired 07/17/2012, Cost $9,278,268) * f	8,700,000	9,373,606
Pentair Finance SA,
2.650%, 12/01/2019 (Acquired 11/19/2012, Cost $4,988,250) * f	5,000,000	4,936,015
Petrohawk Energy Corporation:
7.875%, 06/01/2015	3,000,000	3,103,386
7.250%, 08/15/2018	8,510,000	9,522,222
Phillips 66,
2.950%, 05/01/2017	3,000,000	3,179,373
Plum Creek Timberlands, L.P.:
5.875%, 11/15/2015	1,200,000	1,333,019
4.700%, 03/15/2021	1,200,000	1,307,069
3.250%, 03/15/2023	8,375,000	8,242,474
POSCO:
8.750%, 03/26/2014 (Acquired 09/23/2011 through 01/11/2012, Cost $3,925,546) * f	3,725,000	4,002,300
4.250%, 10/28/2020 (Acquired 10/21/2010, Cost $2,165,365) * f	2,175,000	2,364,138
PTT Public Company Limited,
3.375%, 10/25/2022 (Acquired 10/19/2012, Cost $4,958,500) * @ f	5,000,000	4,970,005
Reliance Holdings USA Inc.,
4.500%, 10/19/2020 (Acquired 10/14/2010 through 10/18/2010, Cost $1,988,700) *	2,000,000	2,096,536
Republic Services, Inc.,
3.550%, 06/01/2022	4,000,000	4,181,828
Rio Tinto Financial (USA) Limited,
9.000%, 05/01/2019 @ f	11,000,000	15,153,963
Schneider Electric SA,
2.950%, 09/27/2022 (Acquired 09/20/2012, Cost $4,986,700) * f	5,000,000	5,050,000
Sealed Air Corp.,
8.375%, 09/15/2021 (Acquired 09/16/2011 through 09/19/2011, Cost $2,288,360) * @	2,250,000	2,576,250
SK Telecom,
6.625%, 07/20/2027 (Acquired 07/13/2007 through 04/08/2009, Cost $547,114) * f	610,000	774,651
Sonoco Products Co.,
4.375%, 11/01/2021	1,000,000	1,084,630
Sprint Capital Corporation:
6.900%, 05/01/2019 @	675,000	740,812
8.750%, 03/15/2032	300,000	357,750
Sprint Nextel Corporation,
6.000%, 12/01/2016	200,000	217,000
SunGard Data Systems Inc.,
4.875%, 01/15/2014	1,031,000	1,051,620
Sunoco, Inc. Senior Unsecured Notes,
5.750%, 01/15/2017	701,000	790,702
Sunoco Logistics Partners Operations LP,
6.100%, 02/15/2042	1,000,000	1,135,310
TCI Communications, Inc.,
8.750%, 08/01/2015	2,635,000	3,111,985
Telecom Italia Capital, SA:
5.250%, 10/01/2015 f	4,100,000	4,325,578
7.200%, 07/18/2036 f	2,375,000	2,366,661
Telefonica Emisiones S.A.U.:
6.421%, 06/20/2016 f	3,950,000	4,380,822
6.221%, 07/03/2017 f	8,942,000	10,005,061
5.462%, 02/16/2021 f	1,000,000	1,076,208
7.045%, 06/20/2036 f	100,000	107,350
The ADT Corporation:
2.250%, 07/15/2017 (Acquired 12/27/2012, Cost $2,774,740) *	2,810,000	2,820,824
3.500%, 07/15/2022 (Acquired 06/27/2012, Cost $1,197,168) *	1,200,000	1,196,279
The Dow Chemical Co.,
4.125%, 11/15/2021	835,000	893,901
The Interpublic Group of Companies, Inc.,
10.000%, 07/15/2017	10,250,000	10,993,125
Time Warner, Inc.:

7.250%, 10/15/2017	2,300,000	2,854,088
8.750%, 02/14/2019	1,132,000	1,497,084
7.625%, 04/15/2031	2,875,000	3,889,990
7.700%, 05/01/2032	358,000	487,864
Toyota Motor Credit Corporation,
2.050%, 01/12/2017	2,000,000	2,068,926
Transocean Inc.:
6.375%, 12/15/2021 @ f	5,500,000	6,403,518
6.800%, 03/15/2038 @ f	878,000	967,031
TSMC Global Ltd,
1.625%, 04/03/2018 (Acquired 03/27/2013, Cost $2,997,990) * f	3,000,000	2,996,280
Tyco Electronics Group S.A.:
6.550%, 10/01/2017 f	5,243,000	6,269,758
7.125%, 10/01/2037 f	500,000	636,560
United AirLines, Inc. Pass Through Trust:
Series 91A2, 10.020%, 03/22/2014	103,953	53,536
Series 002C, 7.762%, 04/29/2049 § † **	155,852	4,675
U.S. Airways Pass-Through Trust,
Series 981B, 7.350%, 01/30/2018	407,371	412,973
Vale Overseas Limited:
6.250%, 01/23/2017 f	3,850,000	4,392,631
4.375%, 01/11/2022 f	2,700,000	2,770,324
8.250%, 01/17/2034 f	300,000	384,628
6.875%, 11/10/2039 f	5,625,000	6,414,210
Vodafone Group PLC,
6.150%, 02/27/2037 f	500,000	592,943
Vulcan Materials Co.:
6.400%, 11/30/2017	200,000	223,000
7.000%, 06/15/2018	1,400,000	1,589,000
7.150%, 11/30/2037	500,000	511,250
Walgreen Co.,
5.250%, 01/15/2019	10,000,000	11,650,430
Weatherford International Ltd.,
6.750%, 09/15/2040 f	1,250,000	1,377,159
Westvaco Corporation:
9.750%, 06/15/2020	505,000	690,411
8.200%, 01/15/2030	140,000	174,333
Weyerhaeuser Company,
7.250%, 07/01/2013	1,000,000	1,014,550
Woodside Finance Limited,
8.125%, 03/01/2014 (Acquired 02/24/2009, Cost $999,690) * f	1,000,000	1,064,009
WPX Energy, Inc.,
6.000%, 01/15/2022	4,000,000	4,190,000
Xerox Corporation:
1.680%, 09/13/2013	4,140,000	4,155,972
8.250%, 05/15/2014	6,587,000	7,107,683
Xstrata Canada Corp.,
5.375%, 06/01/2015 f	2,000,000	2,160,324
Xstrata Canada Financial Corp.,
4.950%, 11/15/2021 (Acquired 11/03/2011, Cost $1,997,480) * f	2,000,000	2,150,988
4.000%, 10/25/2022 (Acquired 10/18/2012, Cost $1,994,940) * @ f	2,000,000	2,014,362
Yara International ASA,
7.875%, 06/11/2019 (Acquired 12/03/2012, Cost $1,317,126) * f	1,025,000	1,314,947
		539,295,942	19.3%
Utility
Ameren Corporation,
8.875%, 05/15/2014	1,816,000	1,960,819
Appalachian Power Company Senior Unsecured Notes,
Series P, 6.700%, 08/15/2037	1,150,000	1,485,492
Arizona Public Service Senior Unsecured Notes,
8.750%, 03/01/2019	1,150,000	1,553,564
Centrais Eletricas Brasileiras SA:
6.875%, 07/30/2019 (Acquired 12/06/2012, Cost $3,490,916) * f	3,000,000	3,420,000
5.750%, 10/27/2021 (Acquired 10/20/2011, Cost $4,000,000) * @ f	4,000,000	4,265,000
Chesapeake Midstream Partners LP / CHKM Finance Corp,

6.125%, 07/15/2022	300,000	321,750
CMS Energy Corporation:
4.250%, 09/30/2015	3,000,000	3,220,422
5.050%, 03/15/2022	1,000,000	1,151,097
Comision Federal de Electricidad,
5.750%, 02/14/2042 (Acquired 02/08/2012, Cost $5,116,800) * f	5,200,000	5,668,000
Constellation Energy Group Inc.,
4.550%, 06/15/2015	750,000	806,146
DCP Midstream, LLC:
9.750%, 03/15/2019 (Acquired 02/29/2012 through 12/12/2012, Cost $11,681,003) *	9,155,000	12,056,906
4.750%, 09/30/2021 (Acquired 09/14/2011 through 11/18/2011, Cost $2,251,885) *	2,245,000	2,397,038
Dominion Resources, Inc.,
Series B, 5.950%, 06/15/2035	1,880,000	2,326,902
El Paso Pipeline Partners Operating Co LLC,
7.500%, 11/15/2040	2,500,000	3,279,495
Enel Finance International,
6.800%, 09/15/2037 (Acquired 09/13/2007 through 09/29/2008, Cost $498,897) * f	500,000	516,353
Energy Transfer Partners, L.P.:
9.700%, 03/15/2019	1,189,000	1,602,749
5.200%, 02/01/2022	1,000,000	1,122,739
3.600%, 02/01/2023 @	5,000,000	4,975,595
Enogex LLC,
6.250%, 03/15/2020 (Acquired 10/25/2012 through 02/21/2013, Cost $3,547,626) *	3,085,000	3,490,681
Entergy Arkansas, Inc.,
5.000%, 07/01/2018	223,000	222,703
Enterprise Products Operating LLC,
3.350%, 03/15/2023 @	10,000,000	10,183,830
Exelon Corporation,
4.900%, 06/15/2015	500,000	541,224
Exelon Generation Company, LLC:
6.200%, 10/01/2017	4,350,000	5,099,892
5.600%, 06/15/2042	6,100,000	6,608,984
Florida Gas Transmission Company, LLC,
3.875%, 07/15/2022 (Acquired 06/12/2012, Cost $2,996,190) * @	3,000,000	3,216,411
FPL Group Capital, Inc.,
Series D, 7.300%, 09/01/2067	2,500,000	2,825,000
GG1C Funding Corporation,
5.129%, 01/15/2014 (Acquired 11/21/2008, Cost $139,725) *	140,880	142,252
Gulf South Pipeline Company, LP,
4.000%, 06/15/2022	3,000,000	3,166,572
IPALCO Enterprises Inc.,
5.000%, 05/01/2018	1,000,000	1,080,000
KeySpan Corp.,
8.000%, 11/15/2030	1,875,000	2,520,503
Kinder Morgan Energy Partners, L.P.:
9.000%, 02/01/2019	1,658,000	2,218,195
6.850%, 02/15/2020	4,645,000	5,826,103
6.500%, 02/01/2037	400,000	479,817
6.950%, 01/15/2038	350,000	439,324
Kinder Morgan Finance:
5.700%, 01/05/2016 f	1,685,000	1,832,153
6.000%, 01/15/2018 (Acquired 12/06/2010, Cost $999,930) *	1,000,000	1,106,617
Kiowa Power Partners LLC,
4.811%, 12/30/2013 (Acquired 11/19/2004, Cost $9,593) *	9,593	9,667
Mega Advance Investments Ltd,
5.000%, 05/12/2021 (Acquired 05/09/2011 through 05/23/2012, Cost $2,818,482) * @ f	2,800,000	3,176,821
National Grid PLC,
6.300%, 08/01/2016 f	4,790,000	5,566,746
National Rural Utilities Corporation,
10.375%, 11/01/2018	6,548,000	9,556,263
Nisource Finance Corp.,
5.400%, 07/15/2014	2,233,000	2,358,055
NuStar Logistics L.P.,
4.800%, 09/01/2020	4,275,000	4,220,062
ONEOK, Inc.:

4.250%, 02/01/2022	5,650,000	6,000,520
3.375%, 10/01/2022	3,000,000	2,979,750
PPL Energy Supply, LLC:
Series A, 5.700%, 10/15/2015	1,500,000	1,636,265
6.200%, 05/15/2016 @	1,950,000	2,224,550
PSEG Power LLC,
5.320%, 09/15/2016 @	3,077,000	3,475,838
Public Service Company of New Mexico,
7.950%, 05/15/2018	3,910,000	4,862,472
RGS (I&M) Funding Corporation Debentures,
Series F, 9.820%, 12/07/2022	206,191	246,542
Rockies Express Pipeline LLC:
3.900%, 04/15/2015 (Acquired 09/15/2011 through 01/08/2013, Cost $2,860,687) *	2,850,000	2,871,375
6.850%, 07/15/2018 (Acquired 12/21/2011, Cost $2,034,118) * @	2,000,000	2,045,000
5.625%, 04/15/2020 (Acquired 12/10/2010 through 12/29/2011, Cost $2,701,777) * @	2,695,000	2,499,612
Spectra Energy Capital LLC,
5.668%, 08/15/2014	5,030,000	5,352,408
Sunoco Logistics Partners Operations LP,
3.450%, 01/15/2023	2,000,000	1,978,778
The Williams Companies, Inc.:
7.875%, 09/01/2021	1,034,000	1,321,229
3.700%, 01/15/2023 @	3,000,000	2,978,127
7.750%, 06/15/2031	3,500,000	4,360,765
Trans-Allegheny Interstate Line Company,
4.000%, 01/15/2015 (Acquired 08/03/2012, Cost $2,967,274) *	2,850,000	2,990,548
Transcontinental Gas Pipe Line Company, LLC,
4.450%, 08/01/2042	2,600,000	2,574,616
Veolia Environnement SA,
6.000%, 06/01/2018 @ f	1,489,000	1,737,067
Williams Partners L.P.:
7.250%, 02/01/2017	2,000,000	2,405,890
6.300%, 04/15/2040	1,590,000	1,850,043
		184,409,337	6.6%
Finance
Abbey National Treasury Services PLC,
3.875%, 11/10/2014 (Acquired 02/25/2010 through 12/29/2011, Cost $1,032,139) *	1,045,000	1,083,370
ABN AMRO Bank N.V.,
4.250%, 02/02/2017 (Acquired 01/30/2012, Cost $4,995,100) * @ f	5,000,000	5,446,050
AIG SunAmerica Global Financing X,
6.900%, 03/15/2032 (Acquired 11/10/2011, Cost $2,133,995) *	2,000,000	2,667,422
Ally Financial Inc.:
6.750%, 12/01/2014 @	250,000	268,125
8.300%, 02/12/2015	1,065,000	1,182,150
0.000%, 06/15/2015 ^	2,000,000	1,870,000
4.625%, 06/26/2015	5,000,000	5,231,470
5.500%, 02/15/2017	7,000,000	7,572,201
American General Finance Corporation:
5.850%, 06/01/2013	325,000	327,031
6.900%, 12/15/2017	1,000,000	1,005,000
American International Group, Inc.:
3.800%, 03/22/2017	2,500,000	2,705,188
8.250%, 08/15/2018	4,000,000	5,182,052
4.875%, 06/01/2022	3,500,000	3,959,511
AmSouth Bancorp,
6.750%, 11/01/2025	275,000	297,085
ANZ National (Int'l) LTD,
1.850%, 10/15/2015 (Acquired 07/26/2012, Cost $1,998,580) * f	2,000,000	2,039,896
AON Corporation,
3.500%, 09/30/2015	2,500,000	2,644,152
Arden Realty Limited Partnership,
5.250%, 03/01/2015	1,090,000	1,173,563
Associates Corporation of North America,
6.950%, 11/01/2018	7,647,000	9,339,136
Australia and New Zealand Banking Group Limited,
3.250%, 03/01/2016 (Acquired 02/22/2011 through 12/11/2012, Cost $4,424,007) * f	4,300,000	4,582,673

Banco Santander (Brasil) S.A.,
4.625%, 02/13/2017 (Acquired 02/06/2012, Cost $994,140) * @ f	1,000,000	1,057,500
Bank of America Corporation:
7.625%, 06/01/2019	6,000,000	7,621,668
3.300%, 01/11/2023	4,450,000	4,387,963
Bank of America Corporation Subordinated Notes,
10.200%, 07/15/2015	2,675,000	3,126,174
Banponce Trust I,
Series A, 8.327%, 02/01/2027	2,060,000	1,802,500
Barclays Bank PLC,
6.750%, 05/22/2019 f	9,850,000	12,252,208
Berkshire Hathaway Finance Corporation,
4.400%, 05/15/2042 @	3,500,000	3,477,096
BNP Paribas SA:
2.375%, 09/14/2017 f	3,000,000	3,044,424
3.250%, 03/03/2023 f	4,000,000	3,887,620
Capital One Financial Corporation:
7.375%, 05/23/2014	2,500,000	2,683,680
3.150%, 07/15/2016	1,015,000	1,077,713
6.150%, 09/01/2016	4,425,000	5,086,891
CIT Group, Inc.:
4.250%, 08/15/2017	1,000,000	1,045,000
5.500%, 02/15/2019 (Acquired 02/02/2012, Cost $500,000) *	500,000	548,750
Citigroup, Inc.:
6.010%, 01/15/2015	1,954,000	2,115,844
4.450%, 01/10/2017	1,800,000	1,981,685
8.500%, 05/22/2019	1,389,000	1,850,492
CNA Financial Corporation:
6.500%, 08/15/2016	1,000,000	1,150,927
7.350%, 11/15/2019	1,175,000	1,487,289
5.875%, 08/15/2020 @	4,839,000	5,696,563
Comerica Bank:
5.750%, 11/21/2016	3,200,000	3,703,209
5.200%, 08/22/2017	2,855,000	3,291,901
Commonwealth Bank of Australia,
5.000%, 10/15/2019 (Acquired 03/02/2012 through 08/16/2012, Cost $6,369,689) * f	5,900,000	6,898,215
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
3.375%, 01/19/2017 f	2,000,000	2,141,228
1.700%, 03/19/2018 @ f	5,250,000	5,226,412
3.875%, 02/08/2022 f	4,150,000	4,377,656
Countrywide Financial Corporation,
6.250%, 05/15/2016	2,100,000	2,339,049
Credit Mutuel-CIC Home Loan SFH,
1.500%, 11/16/2017 (Acquired 11/08/2012, Cost $4,981,300) * f	5,000,000	5,015,155
Credit Suisse New York,
5.300%, 08/13/2019 f	6,966,000	8,211,709
Credit Suisse (USA), Inc.,
5.125%, 08/15/2015 @	3,000,000	3,292,692
Deutsche Bank Aktiengesellschaft,
3.450%, 03/30/2015 f	3,842,000	4,034,868
Dresdner Bank AG,
7.250%, 09/15/2015 @ f	9,850,000	10,650,519
First Empire Capital Trust I,
8.234%, 02/01/2027	500,000	508,726
First Empire Capital Trust II,
8.277%, 06/01/2027	2,300,000	2,323,000
First Horizon National Corporation,
5.375%, 12/15/2015	2,420,000	2,632,491
First National Bank of Chicago Pass Through Trust,
Series 93-A, 8.080%, 01/05/2018	267,321	296,219
FMR LLC,
4.950%, 02/01/2033 (Acquired 01/29/2013, Cost $2,696,598) *	2,700,000	2,793,347
General Electric Capital Corporation:
5.625%, 05/01/2018	4,150,000	4,911,401
5.500%, 01/08/2020	1,875,000	2,221,813

4.375%, 09/16/2020	2,925,000	3,266,476
5.300%, 02/11/2021 @	3,000,000	3,439,128
4.650%, 10/17/2021	8,450,000	9,460,214
Genworth Financial, Inc.,
7.625%, 09/24/2021 @	1,000,000	1,204,465
Genworth Life Institutional Funding Trust,
5.875%, 05/03/2013 (Acquired 08/24/2011 through 01/12/2012, Cost $3,299,799) *	3,300,000	3,313,956
GMAC Inc.:
7.500%, 12/31/2013	1,305,000	1,360,462
8.000%, 12/31/2018	984,000	1,177,110
Goldman Sachs Capital I,
6.345%, 02/15/2034 @	125,000	130,235
HSBC Bank USA NA:
4.625%, 04/01/2014	3,000,000	3,113,250
6.000%, 08/09/2017	2,720,000	3,187,764
HSBC Finance Corporation,
5.500%, 01/19/2016	1,120,000	1,246,563
Humana Inc.,
7.200%, 06/15/2018	800,000	979,393
Hutchison Whampoa International Ltd.:
3.500%, 01/13/2017 (Acquired 01/10/2012, Cost $1,990,380) * @ f	2,000,000	2,129,258
3.250%, 11/08/2022 (Acquired 11/05/2012, Cost $3,581,424) * @ f	3,600,000	3,550,500
ING Bank N.V.:
4.000%, 03/15/2016 (Acquired 03/08/2011 through 09/20/2011, Cost $1,600,739) * f	1,600,000	1,714,400
3.750%, 03/07/2017 (Acquired 02/29/2012, Cost $4,775,328) * f	4,800,000	5,115,024
5.000%, 06/09/2021 (Acquired 10/12/2011, Cost $2,468,800) * @ f	2,500,000	2,839,153
ING U.S., Inc.,
5.500%, 07/15/2022 (Acquired 07/10/2012, Cost $2,998,380) *	3,000,000	3,319,179
Invesco Finance PLC,
3.125%, 11/30/2022 f	5,500,000	5,613,196
Istar Financial, Inc.:
Series B, 5.950%, 10/15/2013	1,600,000	1,630,000
5.850%, 03/15/2017	500,000	508,750
J.P. Morgan Chase & Co.:
3.450%, 03/01/2016	2,575,000	2,737,652
4.250%, 10/15/2020	3,100,000	3,401,376
4.350%, 08/15/2021	2,400,000	2,647,620
4.500%, 01/24/2022	4,400,000	4,822,052
3.200%, 01/25/2023	5,350,000	5,341,344
Jefferies Group, Inc.,
6.450%, 06/08/2027	875,000	966,875
Jefferson-Pilot Corp.,
4.750%, 01/30/2014	1,000,000	1,032,543
John Hancock Mutual Life Insurance Company,
7.375%, 02/15/2024 (Acquired 08/26/2010 through 10/10/2012, Cost $4,678,708) *	3,940,000	5,006,739
Kemper Corporation:
6.000%, 11/30/2015	2,500,000	2,737,388
6.000%, 05/15/2017	1,000,000	1,104,919
Key Bank NA:
5.800%, 07/01/2014	2,500,000	2,653,603
7.413%, 05/06/2015	2,600,000	2,931,614
5.450%, 03/03/2016	1,279,000	1,434,184
4.625%, 06/15/2018	2,670,000	2,896,771
Kookmin Bank,
7.250%, 05/14/2014 (Acquired 3/10/2012 through 01/18/2012, Cost $4,061,958) * f	3,900,000	4,158,149
Liberty Mutual Group Inc.:
5.750%, 03/15/2014 (Acquired 12/21/2010 through 04/24/2012, Cost $998,881) *	980,000	1,016,856
6.500%, 03/15/2035 (Acquired 09/29/2008 through 03/22/2012, Cost $469,716) *	500,000	561,198
10.750%, 06/15/2058 (Acquired 05/21/2008 through 05/06/2009, Cost $750,712) *	900,000	1,390,500
Liberty Mutual Insurance Company,
7.697%, 10/15/2097 (Acquired 03/26/2003, Cost $240,079) *	375,000	410,461
Lincoln National Corporation:
8.750%, 07/01/2019	7,801,000	10,573,491
6.050%, 04/20/2067	825,000	829,125
Lloyds TSB Bank PLC:

4.200%, 03/28/2017 @ f	2,000,000	2,194,840
5.800%, 01/13/2020 (Acquired 01/05/2010 through 01/19/2012, Cost $6,413,132) * f	6,350,000	7,475,792
M&I Marshall & Ilsley Bank,
4.850%, 06/16/2015	2,189,000	2,340,063
Macquarie Bank Limited,
3.450%, 07/27/2015 (Acquired 07/19/2012, Cost $2,996,370) * @ f	3,000,000	3,125,958
Manufacturer and Traders Trust Co.:
6.625%, 12/04/2017	1,120,000	1,358,428
5.585%, 12/28/2020	265,000	266,181
Manulife Financial Corp.:
3.400%, 09/17/2015 f	4,716,000	4,960,892
4.900%, 09/17/2020 f	1,840,000	2,076,041
Marsh & McLennan Companies, Inc.,
4.800%, 07/15/2021	1,000,000	1,141,513
Massachusetts Mutual Life Insurance Company:
7.625%, 11/15/2023 (Acquired 10/10/2012, Cost $4,314,955) *	3,184,000	4,107,312
8.875%, 06/01/2039 (Acquired 10/03/2012 through 02/13/2013, Cost $2,415,197) *	1,575,000	2,434,695
MBIA Insurance Corp.,
14.000%, 01/15/2033 (Acquired 01/11/2008, Cost $700,000) * @	700,000	161,000
Merrill Lynch & Company:
6.875%, 04/25/2018	800,000	965,616
7.750%, 05/14/2038	725,000	966,267
Metlife Capital Trust IV,
7.875%, 12/15/2037 (Acquired 03/26/2012, Cost $550,577) *	500,000	626,250
MetLife, Inc.:
Series A, 6.817%, 08/15/2018	300,000	373,960
7.717%, 02/15/2019	1,157,000	1,502,401
Metropolitan Life Global Funding I:
2.500%, 09/29/2015 (Acquired 01/19/2012 through 09/25/2012, Cost $2,379,478) *	2,340,000	2,431,999
3.125%, 01/11/2016 (Acquired 09/27/2011 through 06/01/2012, Cost $2,436,241) * @	2,415,000	2,554,674
3.875%, 04/11/2022 (Acquired 12/18/2012, Cost $1,627,346) *	1,500,000	1,620,435
Mizuho Corporate Bank, Ltd.,
1.850%, 03/21/2018 (Acquired 03/14/2013, Cost $1,847,447) * f	1,850,000	1,854,810
Morgan Stanley:
4.750%, 04/01/2014 @	2,505,000	2,589,757
6.000%, 04/28/2015	650,000	708,035
5.450%, 01/09/2017	2,000,000	2,238,658
6.625%, 04/01/2018	1,275,000	1,524,137
7.300%, 05/13/2019	1,250,000	1,546,849
5.625%, 09/23/2019	3,100,000	3,564,628
3.750%, 02/25/2023	1,000,000	1,010,786
National Australia Bank Limited,
3.000%, 07/27/2016 (Acquired 07/20/2011, Cost $2,991,720) * f	3,000,000	3,171,759
National Australia Bank/New York,
2.750%, 03/09/2017 f	6,000,000	6,314,796
National City Bank,
5.800%, 06/07/2017	6,170,000	7,230,783
Nationwide Mutual Insurance Company,
7.875%, 04/01/2033 (Acquired 10/13/2009, Cost $90,480) *	100,000	126,735
Navigators Group Inc. Senior Unsecured Notes,
7.000%, 05/01/2016	3,709,000	4,118,403
New England Mutual Life Insurance Company,
7.875%, 02/15/2024 (Acquired 11/07/2012 through 11/07/2012, Cost $4,360,656) *	3,200,000	4,365,923
Nippon Life Insurance Company,
5.000%, 10/18/2042 (Acquired 10/11/2012, Cost $2,000,000) * f	2,000,000	2,043,148
Nomura Holdings Inc.,
6.700%, 03/04/2020 f	525,000	628,179
Nordea Bank AB,
3.125%, 03/20/2017 (Acquired 03/14/2012 through 05/09/2012, Cost $8,042,222) * f	8,000,000	8,459,200
Principal Financial Group, Inc.:
3.300%, 09/15/2022	1,000,000	1,016,346
3.125%, 05/15/2023	3,550,000	3,554,821
Prudential Financial Inc.:
6.200%, 01/15/2015	2,797,000	3,050,984
6.000%, 12/01/2017 @	2,000,000	2,386,240

Prudential Holdings LLC,
8.695%, 12/18/2023 (Acquired 11/29/2011 through 01/18/2013, Cost $8,433,087) *	6,691,000	8,589,518
Raymond James Financial, Inc.,
8.600%, 08/15/2019	1,427,000	1,837,625
Regions Bank,
7.500%, 05/15/2018	10,684,000	13,114,610
Regions Financing Trust II,
6.625%, 05/15/2047	1,400,000	1,401,750
Reliance Holdings USA Inc,
5.400%, 02/14/2022 (Acquired 02/09/2012 through 02/23/2012, Cost $3,518,131) *	3,500,000	3,901,468
Santander Financial Issuances,
7.250%, 11/01/2015 @ f	300,000	324,450
Santander U.S. Debt S.A. Unipersonal,
2.991%, 10/07/2013 (Acquired 08/25/2011, Cost $2,469,775) * f	2,500,000	2,516,683
Simon Property Group, L.P.,
1.500%, 02/01/2018 (Acquired 12/10/2012, Cost $11,962,200) *	12,000,000	11,958,132
SLM Corporation:
5.000%, 10/01/2013	4,000,000	4,070,000
5.375%, 05/15/2014	8,000,000	8,342,128
5.625%, 08/01/2033	50,000	46,250
Societe Generale SA:
2.750%, 10/12/2017 @ f	3,000,000	3,072,642
5.200%, 04/15/2021 (Acquired 09/20/2011 through 02/13/2013, Cost $9,983,432) * @ f	10,100,000	11,286,447
Sovereign Bank,
8.750%, 05/30/2018	7,034,000	8,502,031
Sparebank 1 Boligkreditt AS,
1.750%, 11/15/2019 (Acquired 11/07/2012, Cost $4,961,150) * f	5,000,000	4,954,500
State Bank of India,
4.125%, 08/01/2017 (Acquired 07/25/2012, Cost $6,939,800) * f	7,000,000	7,301,238
Sumitomo Mitsui Banking Corporation:
3.150%, 07/22/2015 (Acquired 02/06/2013, Cos $1,538,177) * f	1,500,000	1,571,958
3.000%, 01/18/2023 (Acquired 01/10/2013 through 01/18/2013, Cost $2,486,300) * f	2,500,000	2,500,143
SunTrust Bank,
3.600%, 04/15/2016	1,500,000	1,606,268
3.500%, 01/20/2017	4,250,000	4,550,687
7.250%, 03/15/2018	5,682,000	7,052,345
SUSA Partnership, L.P.,
8.200%, 06/01/2017	1,000,000	1,176,853
Svenska Handelsbanken AB:
4.875%, 06/10/2014 (Acquired 07/16/2012, Cost $2,119,254) * f	2,040,000	2,142,753
2.875%, 04/04/2017 @ f	2,425,000	2,560,366
Swedbank AB,
2.125%, 09/29/2017 (Acquired 09/24/2012, Cost $2,995,470) * f	3,000,000	3,036,024
Symetra Financial Corporation,
6.125%, 04/01/2016 (Acquired 10/12/2010 through 10/16/2012, Cost $3,786,985) *	3,620,000	4,012,466
Talent Yield Investments Ltd,
4.500%, 04/25/2022 (Acquired 04/18/2012, Cost $5,958,960) * @ f	6,000,000	6,580,026
TD Ameritrade Holding Corporation,
5.600%, 12/01/2019	1,000,000	1,197,573
The Bank of Tokyo-Mitsubishi UFJ, Ltd.,
2.350%, 02/23/2017 (Acquired 02/14/2012, Cost $5,996,640) * @ f	6,000,000	6,227,688
The Chubb Corp.,
6.375%, 03/29/2067	1,320,000	1,450,350
The Goldman Sachs Group, Inc.:
5.950%, 01/18/2018	3,000,000	3,497,709
6.150%, 04/01/2018	6,500,000	7,659,386
7.500%, 02/15/2019	1,825,000	2,283,195
5.250%, 07/27/2021	1,000,000	1,133,069
3.625%, 01/22/2023	3,100,000	3,121,802
6.750%, 10/01/2037	300,000	336,177
The Hartford Financial Services Group, Inc.:
7.300%, 11/01/2015	465,000	537,477
5.375%, 03/15/2017	2,913,000	3,319,675
4.000%, 10/15/2017	3,000,000	3,322,632
8.125%, 06/15/2038	1,365,000	1,619,231

The Royal Bank of Scotland Group PLC:
5.000%, 11/12/2013 f	705,000	717,337
5.050%, 01/08/2015 f	1,528,000	1,583,865
2.550%, 09/18/2015 f	4,225,000	4,342,409
6.125%, 01/11/2021 f	2,850,000	3,439,275
Torchmark Corporation,
3.800%, 09/15/2022	1,275,000	1,324,379
UBS AG:
Series 001, 2.250%, 01/28/2014 f	2,906,000	2,944,743
5.750%, 04/25/2018 f	6,800,000	8,055,701
UnionBanCal Corp.,
3.500%, 06/18/2022 @	1,100,000	1,140,429
UnitedHealth Group, Inc.,
6.000%, 02/15/2018 @	1,000,000	1,209,109
Wachovia Bank, NA,
6.000%, 11/15/2017	8,322,000	9,934,887
WEA Finance LLC,
7.500%, 06/02/2014 (Acquired 12/28/2011 through 07/18/2012, Cost $4,183,629) *	3,970,000	4,265,555
Westpac Banking Corporation:
2.000%, 08/14/2017 f	8,000,000	8,235,056
4.875%, 11/19/2019 f	636,000	743,580
Willis North America, Inc.:
5.625%, 07/15/2015	2,600,000	2,819,832
7.000%, 09/29/2019	2,130,000	2,539,627
		636,981,011	22.8%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage Corporation (FGLMC):
5.000%, 12/01/2020	115,160	123,598
5.000%, 05/01/2021	215,831	231,645
6.000%, 06/01/2021	42,882	47,100
3.000%, 05/01/2027	15,837,667	16,678,668
6.500%, 12/01/2028	52,968	60,354
6.500%, 06/01/2029	23,870	27,244
5.500%, 04/01/2037	745,195	807,080
5.500%, 04/01/2038	457,143	495,106
5.500%, 05/01/2038	838,783	908,440
4.500%, 11/01/2039	9,466,928	10,127,740
4.500%, 11/01/2039	3,195,711	3,418,778
4.500%, 08/01/2040	8,304,085	8,888,918
4.500%, 08/01/2040	13,936,660	14,918,179
3.500%, 06/01/2042	15,090,038	15,925,688
3.500%, 07/01/2042	50,637,826	53,442,029
3.000%, 08/01/2042	40,388,040	41,506,652
3.000%, 10/01/2042	21,501,149	22,096,658
3.000%, 02/01/2043	12,471,187	12,816,597
Federal Home Loan Mortgage Corporation (FHLMC):
Series R010, Class VA, 5.500%, 04/15/2017	971,527	975,273
Series 1053, Class G, 7.000%, 03/15/2021	7,072	8,245
Series 136, Class E, 6.000%, 04/15/2021	12,431	13,540
Series 2804, Class VC, 5.000%, 07/15/2021	177,045	194,571
Series 1122, Class G, 7.000%, 08/15/2021	12,144	13,885
Series 1186, Class I, 7.000%, 12/15/2021	25,685	29,047
Federal National Mortgage Association (FNMA):
Series 1989-94, Class G, 7.500%, 12/25/2019	6,872	7,711
Series 1990-15, Class J, 7.000%, 02/25/2020	22,348	24,721
Series 1991-21, Class J, 7.000%, 03/25/2021	4,462	5,000
Series 1991-43, Class J, 7.000%, 05/25/2021	76,238	86,104
Series 1991-65, Class Z, 6.500%, 06/25/2021	101,471	110,198
5.000%, 11/01/2021	860,228	930,483
Series 1992-129, Class L, 6.000%, 07/25/2022	167,915	186,890
Series 2003-33, Class LD, 4.250%, 09/25/2022	47,456	47,721
5.500%, 03/01/2023	452,697	493,775
Series 1993-32, Class H, 6.000%, 03/25/2023	37,259	40,774
Series 1993-58, Class H, 5.500%, 04/25/2023	180,381	198,691

5.500%, 07/01/2023	208,577	229,329
5.500%, 12/01/2023	307,454	338,042
6.000%, 03/01/2026	66,971	73,634
2.500%, 12/01/2027	28,979,862	30,097,207
5.000%, 05/01/2028	234,521	254,225
6.500%, 09/01/2028	40,829	47,846
6.500%, 02/01/2029	87,924	103,035
5.500%, 01/01/2032	40,020	44,026
5.500%, 04/01/2034	3,299,716	3,645,041
5.500%, 04/01/2034	3,355,913	3,695,035
Series 2004-90, Class LH, 5.000%, 04/25/2034	6,821,493	7,197,685
Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	330,836	339,377
Series 2004-W6, Class 1A4, 5.500%, 07/25/2034	263,507	269,967
Series 2004-W10, Class A4, 5.750%, 08/25/2034	582,574	591,009
5.500%, 09/01/2034	105,039	115,884
5.500%, 02/01/2035	52,943	58,409
5.000%, 04/01/2035	6,023,362	6,552,037
5.000%, 07/01/2035	18,068,097	19,652,633
5.000%, 02/01/2036	9,973,723	10,829,864
5.000%, 03/01/2036	3,520,737	3,822,937
5.500%, 04/01/2036	10,343,158	11,346,337
6.000%, 08/01/2037	314,586	341,460
4.000%, 08/01/2040	3,992,866	4,258,767
4.000%, 10/01/2040	2,589,290	2,761,721
4.000%, 12/01/2040	8,397,901	9,218,272
3.500%, 01/01/2041	5,275,606	5,574,337
4.000%, 01/01/2041	12,699,378	13,545,078
3.500%, 02/01/2041	14,849,814	15,690,685
4.000%, 02/01/2041	24,724,540	26,371,041
3.500%, 03/01/2041	6,857,269	7,245,562
4.500%, 07/01/2041	5,499,752	5,936,696
4.000%, 09/01/2041	12,028,957	12,833,770
4.000%, 12/01/2041	9,992,006	10,660,534
3.000%, 05/01/2042	16,652,263	17,189,254
3.500%, 06/01/2042	15,896,716	16,796,868
Government National Mortgage Association (GNMA):
6.000%, 12/20/2028	55,252	62,571
6.500%, 01/20/2029	24,086	28,732
Series 2003-2, Class PB, 5.500%, 03/20/2032	80,005	81,775
6.000%, 11/20/2033	44,452	50,494
4.500%, 05/20/2040	6,417,282	7,098,580
5.000%, 07/20/2040	2,867,483	3,182,982
4.500%, 01/20/2041	24,137,989	26,700,627
4.000%, 06/20/2042	47,385,994	51,286,823
3.500%, 09/20/2042	23,217,006	24,854,532
		566,961,823	20.3%
Non-U.S. Government Agency Issues
Bank of America Alternative Loan Trust:
Series 2004-1, Class 5A2, 5.500%, 02/25/2019	1,937,240	1,983,259
Series 2004-2, Class 5A1, 5.500%, 03/25/2019	396,113	407,236
Series 2004-8, Class 3A1, 5.500%, 09/25/2019	2,208,240	2,325,036
Series 2005-2, Class 4A1, 5.500%, 03/25/2020	68,774	71,983
Series 2005-4, Class 3A1, 5.500%, 05/25/2020	1,059,386	1,085,746
Series 2005-8, Class 5A1, 5.500%, 09/25/2020	260,818	265,739
Series 2006-2, Class 6A1, 5.500%, 03/25/2021	248,121	253,507
Series 2007-1, Class 1A1, 6.064%, 04/25/2022	1,067,817	1,092,236
Series 2005-2, Class 1CB2, 5.500%, 03/25/2035	3,851,649	3,790,746
Series 2006-3, Class 6A1, 6.000%, 04/25/2036	257,438	263,879
Series 2006-5, Class CB7, 6.000%, 06/25/2046 §	355,858	285,711
Bank of America Mortgage Securities Inc:
Series 2003-L, Class 2A1, 3.039%, 01/25/2034	8,142,610	8,134,353
Series 2005-9, Class 1A5, 5.500%, 10/25/2035	899,031	904,894
Chase Mortgage Finance Corporation:
Series 2003-S13, Class A11, 5.500%, 11/25/2033	26,573	26,837
Series 2006-A1, Class 2A3, 5.395%, 09/25/2036 §	810,657	710,088

Citigroup Mortgage Loan Trust, Inc.:
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 §	112,558	112,641
Series 2005-9, Class 22A2, 6.000%, 11/25/2035 §	318,018	297,321
Countrywide Alternative Loan Trust:
Series 2005-3CB, Class 2A1, 5.000%, 03/25/2020	3,884,779	3,959,010
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020	625,078	617,118
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021	900,501	876,540
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022 §	427,764	428,610
Series 2005-10CB, Class 1A6, 5.500%, 05/25/2035	508,332	509,073
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036	1,073,972	917,569
Series 2006-J2, Class A3, 6.000%, 04/25/2036	211,389	176,032
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 §	1,157,695	847,017
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2005-6, Class 2A1, 5.500%, 04/25/2035	2,006,926	1,972,750
Credit Suisse First Boston Mortgage Securities Corp,
Series 2005-7, Class 3A1, 5.000%, 08/25/2020	1,223,126	1,245,914
Deutsche ALT-A Securities Inc. Alternate Loan Trust,
Series 2005-3, Class 4A5, 5.250%, 06/25/2035	1,190,925	1,200,768
Deutsche Mortgage Securities Inc.,
Series 2006-AR5, Class 21A, 6.000%, 10/25/2021	529,419	462,879
First Horizon Alternative Mortgage Securities:
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021	392,700	397,800
Series 2006-FA8, Class 2A1, 5.750%, 02/25/2037	1,165,866	1,036,043
GSR Mortgage Loan Trust:
Series 2004-15F, Class 5A1, 5.500%, 01/25/2020	2,630,940	2,714,048
Series 2005-3F, Class 2A4, 6.000%, 03/25/2035	13,067,315	13,482,242
J.P. Morgan Alternative Loan Trust:
Series 2005-S1, Class 3A1, 5.500%, 10/25/2020	3,675,026	3,721,181
Series 2006-A1, Class 2A1, 2.760%, 03/25/2036 §	225,517	172,793
Series 2006-S2, Class A2, 5.810%, 05/25/2036	379,295	378,372
Series 2006-S3, Class A3A, 6.000%, 08/25/2036	271,221	252,363
J.P. Morgan Mortgage Trust:
Series 2006-A7, Class 2A4R, 2.914%, 01/25/2037 §	614,809	507,079
Series 2007-A2, Class 2A3, 2.878%, 04/25/2037	12,848,731	10,869,384
Master Alternative Loans Trust:
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	297,053	304,380
Series 2004-5, Class 4A1, 5.500%, 07/25/2019	894,686	942,180
Series 2005-3, Class 4A1, 5.500%, 03/25/2020	1,518,468	1,593,154
Series 2003-5, Class 6A1, 6.000%, 08/25/2033	97,300	103,530
Series 2004-2, Class 2A1, 6.000%, 02/25/2034	8,172,132	8,929,705
Series 2005-6, Class 1A5, 5.500%, 12/25/2035	8,024,245	7,666,412
Master Asset Securitization Trust,
Series 2005-2, Class 1A1, 5.250%, 11/25/2035	254,761	258,401
Merrill Lynch Mortgage Investors Trust,
Series 2005-A8, Class A1C1, 5.250%, 08/25/2036	73,219	73,867
Residential Accredit Loans, Inc.:
Series 2004-QS3, Class CB, 5.000%, 03/25/2019	3,068,630	3,199,351
Series 2004-QS13, Class CB, 5.000%, 09/25/2019	2,472,289	2,542,519
Series 2005-QS2, Class A1, 5.500%, 02/25/2035	725,513	718,122
Structured Asset Securities Corporation:
Series 2003-31A, Class 2A7, 2.653%, 10/25/2033	5,278,311	5,350,903
Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035	881,023	893,492
Washington Mutual Mortgage Pass Through Certificates:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	129,222	133,646
Series 2004-CB2, Class 5A, 5.000%, 07/25/2019	120,565	124,165
Series 2004-CB2, Class 7A, 5.500%, 08/25/2019	247,545	257,792
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	71,261	75,162
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	112,014	116,327
Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A4, 6.000%, 03/25/2037 §	160,490	139,376
		102,178,281	3.7%
Asset Backed Securities
ACE Securities Corp Home Equity Loan Trust Series,
Series 2006-OP1, 0.354%, 04/25/2036	16,217,120	15,039,984
Amresco Residential Securities Mortgage Loan Trust,

Series 1998-2, Class A6, 6.450%, 12/25/2027	18,941	18,457
Bayview Financial Acquisition Trust:
Series 2007-A, Class 1A2, 6.205%, 05/28/2037	551,547	562,103
Series 2007-B, Class 1A2, 6.831%, 08/28/2047	150,000	124,784
Bear Stearns Asset Backed Securities I Trust,
Series 2007-HE4, Class 1A1, 0.324%, 05/25/2037	13,625,358	12,889,317
Carrington Mortgage Loan Trust,
Series 2006-OPT1, Class A3, 0.384%, 2/25/2036	3,550,464	3,468,693
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2003-5, Class 1A6, 4.597%, 01/25/2015	1,613,503	1,625,769
Citigroup Mortgage Loan Trust, Inc.:
Series 2006-WFH3, Class A3, 0.354%, 10/25/2036	6,478,110	6,407,544
Series 2007-WFH1, Class A3, 0.354%, 01/25/2037	2,302,124	2,169,542
Countrywide Asset-Backed Certificates:
Series 2004-12, Class AF6, 4.634%, 03/25/2035	118,873	122,325
Series 2004-15, Class AF6, 4.613%, 04/25/2035	871,871	848,193
Series 2005-7, Class AF6, 4.693%, 10/25/2035	2,486,251	2,403,387
Series 2005-11, Class AF3, 4.778%, 02/25/2036	1,697,391	1,556,772
Series 2005-10, Class AF6, 4.915%, 02/25/2036	438,030	410,503
Series 2005-13, Class AF3, 5.241%, 04/25/2036	1,558,592	1,340,751
Series 2006-S9, Class A3, 5.728%, 08/25/2036	223,592	201,620
Series 2007-S1, Class A6, 5.693%, 11/25/2036	125,281	104,004
Series 2006-13, Class 1AF2, 5.884%, 01/25/2037 §	62,295	67,534
Series 2006-13, Class 1AF3, 5.944%, 01/25/2037 §	206,284	198,809
Series 2007-S2, Class A2, 5.649%, 05/25/2037	112,916	104,405
Series 2006-10, Class 1AF3, 5.400%, 09/25/2046	1,300,000	819,422
Series 2006-9, Class 1AF3, 5.859%, 10/25/2046	616,000	421,487
Series 2007-4, Class A3, 5.714%, 04/25/2047	300,000	215,263
Credit Based Asset Servicing and Securitization LLC,
Series 2005-CB8, Class AF2, 4.769%, 12/25/2035	1,402,359	1,349,345
GE Capital Mortgage Services, Inc.,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	2,087	2,051
Green Tree Financial Corporation:
Series 1993-4, Class A5, 7.050%, 01/15/2019	13,488	13,656
Series 1997-1, Class A5, 6.860%, 03/15/2028	6,999	7,299
Series 1997-4, Class A5, 6.880%, 02/15/2029	28,736	31,171
Series 1997-5, Class A6, 6.820%, 05/15/2029	356,885	377,301
Series 1998-3, Class A5, 6.220%, 03/01/2030	524,459	573,403
Series 1998-4, Class A5, 6.180%, 04/01/2030	226,698	234,764
Home Equity Asset Trust,
Series 2006-4, Class 2A3, 0.374%, 08/25/2036	1,589,132	1,557,787
J.P. Morgan Mortgage Acquisition Corp:
Series 2007-CH4, Class A2, 0.264%, 12/25/2029	5,174,455	5,099,606
Series 2007-CH1, Class AV5, 0.444%, 11/25/2036	10,000,000	8,691,360
Morgan Stanley ABS Capital I,
Series 2006-HE1, Class A3, 0.384%, 01/25/2036	9,265,585	9,099,777
Morgan Stanley Home Equity Loan Trust,
Series 2006-2, Class A3, 0.374%, 02/25/2036	17,721,799	17,276,149
Nationstar Home Equity Loan Trust,
Series 2006-B, Class AV3, 0.374%, 09/25/2036	8,185,000	7,946,358
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	33,062	34,738
Option One Mortgage Loan Trust,
Series 2005-4, Class A3, 0.464%, 11/25/2035	877,466	862,252
Renaissance Home Equity Loan Trust:
Series 2005-1, Class AF6, 4.970%, 05/25/2035	199,462	195,422
Series 2006-2, Class AF3, 5.797%, 08/25/2036	819,000	478,713
Series 2006-3, Class AF2, 5.580%, 11/25/2036	694,009	407,457
Series 2007-1, Class AF2, 5.512%, 04/25/2037	493,733	277,705
Series 2007-1, Class AF3, 5.612%, 04/25/2037	296,240	169,597
Series 2007-2, Class AF2, 5.675%, 06/25/2037	1,487,526	849,352
Residential Asset Mortgage Products, Inc.:

Series 2003-RS10, Class A17, 4.850%, 11/25/2033	73,270	74,099
Series 2004-RS4, Class AI6, 5.072%, 04/25/2034	4,311,560	4,472,084
Residential Asset Securities Corporation:
Series 2003-KS5, Class AI6, 3.620%, 07/25/2033	104,971	96,709
Series 2003-KS9, Class AI6, 4.710%, 11/25/2033	80,183	77,004
Series 2006-EMX8, Class 1A2, 0.324%, 10/25/2036	523,559	520,088
Soundview Home Equity Loan Trust,
Series 2005-OPT4, Class 2A3, 0.464%, 12/25/2035	13,229,511	13,090,640
Springleaf Mortgage Loan Trust,
Series 2012-2, Class A, 2.220%, 10/25/2057 (Acquired 07/31/2012, Cost $5,144,127) *	5,144,710	5,219,344
		130,205,899	4.7%
Commercial Mortgage Backed Securities
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	17,260,000	18,650,362
Citigroup Deutsche Bank,
Series 2005-CD1, Class A4, 5.218%, 07/15/2044	15,751,219	17,223,501
Commercial Mortgage Trust:
Series 2005-C6, Class A5A, 5.116%, 06/10/2044	5,987,000	6,504,157
Series 2012-CR1, Class A3, 3.391%, 05/15/2045	25,592,000	27,059,804
Series 2012-CR2, Class A4, 3.147%, 08/15/2045	23,700,000	24,587,612
Credit Suisse First Boston Mortgage Securities Corporation,
Series 2005-C5, Class A4, 5.100%, 08/15/2038	16,925,000	18,260,806
Federal National Mortgage Association (FNMA),
Series 2012-M9, Class ASQ2, 1.513%, 12/25/2017	5,100,000	5,197,507
GE Capital Commercial Mortgage Corporation:
Series 2003-C2, Class A4, 5.145%, 07/10/2037	618,448	621,621
Series 2004-C3, Class A4, 5.189%, 07/10/2039	1,458,024	1,523,826
Series 2005-C4, Class A4, 5.306%, 11/10/2045	12,795,000	14,116,429
GMAC Commercial Mortgage Securities, Inc.,
Series 2004-C2, Class A4, 5.301%, 08/10/2038	6,727,000	7,051,975
J.P. Morgan Chase Commercial Mortgage Trust,
Series 2005-CB12, Class A4, 4.895%, 09/12/2037	17,525,000	18,931,346
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C6, Class A4, 2.858%, 11/17/2045	23,400,000	23,681,642
Morgan Stanley Capital I Trust,
Series 2005-HQ7, Class A4, 5.210%, 11/14/2042	19,275,000	21,018,250
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4, 5.283%, 12/15/2044	5,000,000	5,489,810
WF-RBS Commercial Mortgage Trust,
Series 2012-C6, Class A4, 3.440%, 04/15/2045	10,800,000	11,491,470
		221,410,118	7.9%
Total Long-Term Investments (Cost $2,663,910,341)		2,738,312,536	98.1%

	Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.07% «	22,525,389	22,525,389
Short-Term Investments Trust - Liquid Assets Portfolio, 0.11% «	54,000,000	54,000,000
Total Short-Term Investments (Cost $76,525,389)		76,525,389	2.7%

	Principal Amount
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING
Commercial Paper
Atlantic East Funding LLC, 0.554%, 03/25/2014 † **	$223,924	178,141
Total Commercial Paper (Cost $223,924)		178,141	0.0%

	Shares
Investment Companies
Mount Vernon Securities Lending Trust Prime Portfolio, 0.26% «	107,650,654	107,650,654
Total Investment Companies (Cost $107,650,654)		107,650,654	3.9%

Total Investments Purchased With Cash Proceeds From
Securities Lending (Cost $107,874,578)		107,828,795	3.9%
Total Investments (Cost $2,848,310,308)		2,922,666,720	104.7%

Asset Relating to Securities Lending Investments
Support Agreement ** ^ α †		45,783

Total (Cost $0)	45,783	0.0%
Liabilities in Excess of Other Assets	(132,006,821)	(4.7)%
TOTAL NET ASSETS	$2,790,705,682	100.0%

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at March 31, 2013.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund's securities lending agent.

Summary of Fair Value Exposure at March 31, 2013 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Securities	$-	$241,083,711	$-	$241,083,711
Taxable Municipal Bonds	-	60,339,635	-	60,339,635
Other Government Related Securities	-	55,446,779	-	55,446,779
Corporate Bonds	-	1,360,681,615	4,675	1,360,686,290
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	566,961,823	-	566,961,823
Residential Mortgage-Backed Securities - Non - U.S. Government Agency Issues	-	102,178,281	-	102,178,281
Asset Backed Securities	-	130,205,899	-	130,205,899
Commercial Mortgage-Backed Securities	-	221,410,118	-	221,410,118
Total Fixed Income	-	2,738,307,861	4,675	2,738,312,536

Short-Term Investments
Money Market Mutual Funds	76,525,389	-	-	76,525,389
Total Short-Term Investments	76,525,389	-	-	76,525,389

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	178,141	-	178,141
Money Market Mutual Fund	107,650,654	-	-	107,650,654
Total Investments Purchased with
Cash Proceeds from Securities Lending	107,650,654	178,141	-	107,828,795

Total Investments	$184,176,043	$2,738,486,002	$4,675	$2,922,666,720

Asset Relating to Securities Lending Investments	$-	$45,783	$-	$45,783

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report. One security that is priced at fair value by the Valuation Committee instead of the Fund's pricing vendor is valued using level 3 inputs.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2012	$4,675
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
Sales	-
Transfers in and/or out of Level 3 *	-
Balance as of March 31, 2013	$4,675

* Transfers between levels are recognized at the end of the reporting period.

Baird LargeCap Fund
Schedule of Investments
March 31, 2013 (Unaudited)

		Market	% of
	Shares	Value	Net Assets
COMMON STOCKS
Aerospace & Defense
Precision Castparts Corp.	2,831	$536,814	2.0%
Beverages
The Coca-Cola Company	24,140	976,222	3.6%
Biotechnology
Gilead Sciences, Inc. *	12,860	629,240	2.3%
Capital Markets
State Street Corporation	5,121	302,600	1.1%
T. Rowe Price Group, Inc.	4,784	358,178	1.3%
		660,778	2.4%
Chemicals
Praxair, Inc.	4,895	545,988	2.0%
Commercial Services & Supplies
Stericycle, Inc. *	6,660	707,159	2.6%
Communications Equipment
QUALCOMM Incorporated	9,875	661,131	2.4%
Computers & Peripherals
Apple Inc.	2,985	1,321,251	4.8%
EMC Corporation *	24,550	586,499	2.1%
		1,907,750	6.9%
Construction & Engineering
Fluor Corporation	6,075	402,955	1.5%
Electical Equipment
Eaton Corporation PLC f	9,210	564,112	2.0%
Rockwell Automation, Inc.	4,050	349,717	1.3%
		913,829	3.3%
Energy Equipment & Services
Oceaneering International, Inc.	6,455	428,677	1.6%
Schlumberger Limited f	3,687	276,119	1.0%
		704,796	2.6%
Food & Staples Retailing
Whole Foods Market, Inc.	8,295	719,591	2.6%
Health Care Equipment & Supplies
Abbott Laboratories	13,905	491,125	1.8%
Edwards Lifesciences Corporation *	3,004	246,809	0.9%
Intuitive Surgical, Inc. *	700	343,833	1.2%
		1,081,767	3.9%
Health Care Providers & Services
Catamaran Corporation * f	4,895	259,582	0.9%
Health Care Technology
Cerner Corporation *	3,060	289,935	1.1%
Hotels, Restaurants & Leisure
Las Vegas Sands Corp.	4,645	261,746	1.0%
Starbucks Corporation	12,605	717,981	2.6%
		979,727	3.6%

Household Products
Church & Dwight Co., Inc.	9,850	636,605	2.3%
Industrial Conglomerates
Danaher Corporation	10,250	637,037	2.3%
Internet & Catalog Retail
Amazon.com, Inc. *	1,813	483,146	1.7%
priceline.com Incorporated *	478	328,831	1.2%
		811,977	2.9%
Internet Software & Services
Akamai Technologies, Inc. *	4,135	145,924	0.6%
eBay Inc. *	7,080	383,878	1.4%
Facebook, Inc. *	4,495	114,982	0.4%
Google, Inc. - Class A *	939	745,594	2.7%
		1,390,378	5.1%
IT Services
Accenture plc f	4,020	305,400	1.1%
Cognizant Technology Solutions Corporation - Class A *	7,195	551,209	2.0%
MasterCard, Inc. - Class A	1,262	682,906	2.5%
Teradata Corporation *	3,265	191,035	0.7%
		1,730,550	6.3%
Life Sciences Tools & Services
Illumina, Inc. *	6,355	343,170	1.2%
Machinery
Caterpillar Inc.	2,626	228,383	0.8%
Media
DIRECTV *	8,200	464,202	1.7%
Multiline Retail
Dollar General Corporation *	4,430	224,069	0.8%
Oil, Gas & Consumable Fuels
Continental Resources, Inc. *	5,920	514,626	1.9%
Pharmaceuticals
Allergan, Inc.	6,480	723,362	2.6%
Real Estate Investment Trusts (REITs)
American Tower Corp.	5,080	390,754	1.4%
Simon Property Group, Inc.	770	122,091	0.5%
		512,845	1.9%
Road & Rail
J.B. Hunt Transport Services, Inc.	3,215	239,453	0.9%
Semiconductors & Semiconductor Equipment
Intel Corporation	24,255	529,972	1.9%
Software
Citrix Systems, Inc. *	5,945	428,991	1.6%
Fortinet, Inc. *	16,525	391,312	1.4%
Microsoft Corporation	31,235	893,634	3.2%
Oracle Corporation	13,935	450,658	1.6%
Salesforce.com, Inc. *	2,870	513,242	1.9%
		2,677,837	9.7%
Specialty Retail
Dick's Sporting Goods, Inc.	11,330	535,909	1.9%
O'Reilly Automotive, Inc. *	6,940	711,697	2.6%
Tiffany & Co	4,415	307,019	1.1%
Tractor Supply Company	3,290	342,588	1.3%
Urban Outfitters, Inc. *	4,720	182,853	0.7%

		2,080,066	7.6%
Textiles, Apparel & Luxury Goods
NIKE, Inc.	7,534	444,581	1.6%
PVH Corp.	4,137	441,873	1.6%
		886,454	3.2%
Trading Companies & Distributors
Fastenal Company	9,794	502,922	1.8%
TOTAL COMMON STOCKS (Cost $20,364,337)		27,111,172	98.6%

SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.07% «	405,106	405,106	1.5%
Short-Term Investments Trust - Liquid Assets Portfolio, 0.11% «	500,000	500,000	1.8%
TOTAL SHORT-TERM INVESTMENTS (Cost $905,106)		905,106	3.3%
	Principal Amount
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING
Commercial Paper
Atlantic East Funding LLC, 0.554%, 03/25/2014 † **	$129,765	103,234	0.4%
Total Investments Purchased With Cash Proceeds From
Securities Lending (Cost $129,765)		103,234	0.4%
Total Investments (Cost $21,399,208)		28,119,512	102.3%

Asset Relating to Securities Lending Investments
Support Agreement * α **†		26,531
Total (Cost $0)		26,531	0.1%
Liabilities in Excess of Other Assets		(647,361)	(2.4)%
TOTAL NET ASSETS		$27,498,682	100.0%

Notes to Schedule of Investments
*	Non-Income Producing
**	Illiquid Security
f	Foreign Security
«	7-Day Yield
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund's securities lending agent.

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®). GICS was
developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of
MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at March 31, 2013 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Management has determined that these standards have no material impact on the Funds' financial statements. The fair value hierarchy is organized into three levels based upon the assumptions
(referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$27,111,172	$-	$-	$27,111,172
Total Equity	27,111,172	-	-	27,111,172

Short-Term Investments
Money Market Mutual Fund	905,106	-	-	905,106
Total Short-Term Investments	905,106	-	-	905,106

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	103,234	-	103,234
Total Investments Purchased with
Cash Proceeds from Securities Lending	-	103,234	-	103,234

Total Investments*	$28,016,278	$103,234	$-	$28,119,512

Asset Relating to Securities Lending Investments	$-	$26,531	$-	$26,531

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird MidCap Fund
Schedule of Investments
March 31, 2013 (Unaudited)

		Market	% of
	Shares	Value	Net Assets
COMMON STOCKS
Auto Components
WABCO Holdings Inc. *	68,785	$4,855,533	1.7%
Capital Markets
Affiliated Managers Group, Inc. *	36,306	5,575,512	1.9%
Greenhill & Co., Inc.	73,968	3,948,412	1.4%
Invesco Limited f	124,080	3,593,357	1.3%
		13,117,281	4.6%
Chemicals
Airgas, Inc.	41,595	4,124,560	1.4%
Commercial Banks
East West Bancorp, Inc.	175,325	4,500,593	1.6%
Commercial Services & Supplies
Stericycle, Inc. *	66,385	7,048,759	2.5%
Communications Equipment
F5 Networks, Inc. *	31,208	2,780,009	1.0%
Plantronics, Inc.	71,440	3,156,934	1.1%
Riverbed Technology, Inc. *	117,565	1,752,894	0.6%
		7,689,837	2.7%
Construction & Engineering
Fluor Corporation	68,225	4,525,364	1.6%
Containers & Packaging
AptarGroup, Inc.	76,807	4,404,882	1.5%
Distributors
LKQ Corporation *	249,925	5,438,368	1.9%
Electrical Equipment
Acuity Brands, Inc.	60,800	4,216,480	1.5%
Regal-Beloit Corporation	32,050	2,613,998	0.9%
Rockwell Automation, Inc.	59,895	5,171,933	1.8%
Roper Industries, Inc.	36,797	4,684,626	1.6%
		16,687,037	5.8%
Electronic Equipment, Instruments & Components
Plexus Corp. *	120,260	2,923,521	1.0%
Trimble Navigation Limited *	156,200	4,679,752	1.6%
		7,603,273	2.6%
Energy Equipment & Services
Core Laboratories N.V. f	35,280	4,865,818	1.7%
Oceaneering International, Inc.	75,011	4,981,480	1.7%
		9,847,298	3.4%
Food Products
McCormick & Co, Incorporated	95,737	7,041,456	2.5%
Health Care Equipment & Supplies
Edwards Lifesciences Corporation *	29,638	2,435,058	0.8%
Health Care Providers & Services
Catamaran Corporation * f	75,553	4,006,576	1.4%

Health Care Technology
Cerner Corporation *	48,375	4,583,531	1.6%
HMS Holdings Corp. *	128,500	3,488,775	1.2%
		8,072,306	2.8%
Hotels Restaurants & Leisure
Buffalo Wild Wings Inc. *	54,283	4,751,391	1.7%
InterContinental Hotels Group PLC f	184,085	5,599,866	1.9%
		10,351,257	3.6%
Household Products
Church & Dwight Co., Inc.	117,201	7,574,701	2.6%
IT Services
Alliance Data Systems Corporation *	41,560	6,728,148	2.3%
Teradata Corporation *	61,735	3,612,115	1.3%
		10,340,263	3.6%
Leisure Equipment & Products
Polaris Industries Inc.	44,274	4,094,902	1.4%
Life Sciences Tools & Services
ICON Public Limited Company * f	170,456	5,504,024	1.9%
Illumina, Inc. *	110,325	5,957,550	2.1%
		11,461,574	4.0%
Machinery
Actuant Corporation	146,260	4,478,481	1.5%
Joy Global Inc.	56,605	3,369,130	1.2%
		7,847,611	2.7%
Multiline Retail
Dollar General Corporation *	126,695	6,408,233	2.2%
Office Electronics
Zebra Technologies Corporation *	79,060	3,726,098	1.3%
Oil, Gas & Consumable Fuels
Cabot Oil & Gas Corporation	43,505	2,941,373	1.0%
Whiting Petroleum Corporation *	80,585	4,096,942	1.5%
		7,038,315	2.5%
Pharmaceuticals
Perrigo Company	26,493	3,145,514	1.1%
Professional Services
Manpower Inc.	98,210	5,570,471	1.9%
Real Estate Investment Trusts (REITs)
Digital Realty Trust, Inc.	88,590	5,927,557	2.1%
Road & Rail
J.B. Hunt Transport Services, Inc.	89,045	6,632,072	2.3%
Semiconductors & Semiconductor Equipment
Altera Corporation	110,425	3,916,775	1.4%
Microchip Technology Incorporated	74,488	2,738,179	0.9%
Skyworks Solutions, Inc. *	157,550	3,470,826	1.2%
		10,125,780	3.5%
Software
ANSYS, Inc. *	73,900	6,016,938	2.1%
Citrix Systems, Inc. *	66,660	4,810,186	1.6%
Sourcefire, Inc. *	90,850	5,381,045	1.9%
		16,208,169	5.6%
Specialty Retail
Dick's Sporting Goods, Inc.	120,811	5,714,360	2.0%

O'Reilly Automotive, Inc. *	54,882	5,628,149	2.0%
Tiffany & Co.	59,700	4,151,538	1.5%
Tractor Supply Company	53,621	5,583,555	1.9%
Urban Outfitters, Inc. *	135,469	5,248,069	1.8%
		26,325,671	9.2%
Textiles, Apparel & Luxury Goods
PVH Corp.	53,293	5,692,225	2.0%
Under Armour, Inc. - Class A *	101,365	5,189,888	1.8%
		10,882,113	3.8%
Trading Companies & Distributors
Fastenal Company	97,092	4,985,674	1.7%
Watsco, Inc.	51,115	4,302,861	1.5%
		9,288,535	3.2%
TOTAL COMMON STOCKS (Cost $233,496,130)		274,347,017	95.4%

SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.07% «	11,974,178	11,974,178	4.2%
Short-Term Investments Trust - Liquid Assets Portfolio, 0.11% «	5,000,000	5,000,000	1.7%
TOTAL SHORT-TERM INVESTMENTS (Cost $16,974,178)		16,974,178	5.9%
	Principal Amount
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING
Commercial Paper
Atlantic East Funding LLC, 0.554%, 03/25/2014 † **	$182,671	145,323	0.0%
Total Investments Purchased With Cash Proceeds From
Securities Lending (Cost $182,671)		145,323	0.0%
Total Investments (Cost $250,652,979)		291,466,518	101.3%

Asset Relating to Securities Lending Investments
Support Agreement * α **†		37,348
Total (Cost $0)		37,348	0.0%
Liabilities in Excess of Other Assets		(3,858,805)	(1.3)%
TOTAL NET ASSETS		$287,645,061	100.0%

Notes to Schedule of Investments
*	Non-Income Producing
**	Illiquid Security
f	Foreign Security
«	7-Day Yield
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund's securities lending agent.

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®). GICS was
developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of
MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at March 31, 2013 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Management has determined that these standards have no material impact on the Funds' financial statements. The fair value hierarchy is organized into three levels based upon the assumptions
(referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$274,347,017	$-	$-	$274,347,017
Total Equity	274,347,017	-	-	274,347,017

Short-Term Investments
Money Market Mutual Funds	16,974,178	-	-	16,974,178
Total Short-Term Investments	16,974,178	-	-	16,974,178

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	145,323	-	145,323
Total Investments Purchased with
Cash Proceeds from Securities Lending	-	145,323	-	145,323

Total Investments*	$291,321,195	$145,323	$-	$291,466,518

Asset Relating to Securities Lending Investments	$-	$37,348	$-	$37,348

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird SmallCap Value Fund
Schedule of Investments
March 31, 2013 (Unaudited)

		Market	% of
	Shares	Value	Net Assets
COMMON STOCKS
Aerospace & Defense
Hexcel Corporation *	8,880	$257,609	2.5%
Triumph Group, Inc.	3,361	263,838	2.5%
		521,447	5.0%
Capital Markets
Diamond Hill Investment Group, Inc.	2,815	219,035	2.1%
Commercial Services & Supplies
Encore Capital Group, Inc. *	6,645	200,014	1.9%
Portfolio Recovery Associates, Inc. *	2,893	367,180	3.5%
		567,194	5.4%
Construction & Engineering
MasTec, Inc. *	9,069	264,361	2.5%
MYR Group Inc. *	10,240	251,494	2.4%
Quanta Services, Inc. *	9,382	268,138	2.5%
		783,993	7.4%
Consumer Finance
EZCORP, Inc. *	9,069	193,170	1.8%
First Cash Financial Services, Inc. *	5,550	323,787	3.1%
		516,957	4.9%
Diversified Consumer Services
Steiner Leisure Limited * f	2,111	102,088	1.0%
Diversified Telecommunication Services
Windstream Corporation	13,058	103,811	1.0%
Electric Utilities
UIL Holdings Corporation	4,299	170,197	1.6%
Energy Equipment & Services
Mitcham Industries, Inc. *	7,582	128,288	1.2%
Pacific Drilling SA * f	22,066	222,867	2.1%
Vantage Drilling Co * f	104,659	183,153	1.7%
Willbros Group, Inc. *	11,439	112,331	1.1%
		646,639	6.1%
Gas Utilities
South Jersey Industries, Inc.	4,454	247,598	2.4%
Health Care Equipment & Supplies
ICU Medical, Inc. *	2,970	175,082	1.7%
Health Care Providers & Services
Air Methods Corporation	4,925	237,582	2.3%
Hotels Restaurants & Leisure
SHFL entertainment, Inc. *	12,742	211,135	2.0%
Household Durables
Helen of Troy Limited * f	5,160	197,938	1.9%
Jarden Corporation *	7,623	326,645	3.1%
		524,583	5.0%
Insurance
American Safety Insurance Holdings, Ltd. * f	8,443	210,737	2.0%
HCC Insurance Holdings, Inc	6,958	292,445	2.8%
Hilltop Holdings Inc. *	13,604	183,518	1.7%
		686,700	6.5%
Internet Software & Services
j2 Global, Inc.	5,785	226,830	2.1%
IT Services

Lender Processing Services, Inc.	3,751	95,500	0.9%
WEX Inc. *	2,736	214,776	2.0%
		310,276	2.9%
Machinery
Valmont Industries, Inc.	2,110	331,840	3.1%
Media
John Wiley & Sons, Inc.	3,204	124,828	1.2%
Oil, Gas & Consumable Fuels
Sandridge Energy, Inc. *	19,002	100,141	1.0%
Targa Resources Corp.	3,597	244,452	2.3%
		344,593	3.3%
Pharmaceuticals
Warner Chilcott PLC f	7,117	96,435	0.9%
Real Estate Investment Trusts (REITs)
American Capital Mortgage Investment Corp	7,190	185,862	1.8%
BioMed Realty Trust, Inc.	11,961	258,358	2.4%
CYS Investments, Inc.	11,729	137,698	1.3%
LTC Properties, Inc.	7,817	318,386	3.1%
Mid-America Apartment Communities, Inc.	2,658	183,561	1.7%
Omega Healthcare Investors, Inc.	10,867	329,922	3.1%
		1,413,787	13.4%
Road & Rail
Universal Truckload Services, Inc.	6,164	143,806	1.4%
Specialty Retail
Air Methods Corporation *	6,567	235,755	2.2%
Rent-A-Center, Inc.	7,350	271,509	2.6%
		507,264	4.8%
Textiles, Apparel & Luxury Goods
Hanesbrands, Inc. *	7,506	341,973	3.2%
Thrifts & Mortgage Finance
Bofi Holding, Inc. *	6,880	246,854	2.4%
Capitol Federal Financial, Inc.	10,480	126,494	1.2%
Chicopee Bancorp, Inc.	11,490	193,032	1.8%
Westfield Financial, Inc.	15,325	119,229	1.1%
		685,609	6.5%
TOTAL COMMON STOCKS (Cost $8,907,156)		10,241,282	97.2%

SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.07% «	78,906	78,906	0.8%
Short-Term Investments Trust - Liquid Assets Portfolio, 0.11% «	180,000	180,000	1.7%
TOTAL SHORT-TERM INVESTMENTS (Cost $258,906)		258,906	2.5%

Total Investments (Cost $9,166,062)		10,500,188	99.7%
Other Assets in Excess of Liabilities		31,733	0.3%
TOTAL NET ASSETS		$10,531,921	100.0%

Notes to Schedule of Investments
*	Non-Income Producing
f	Foreign Security
«	7-Day Yield

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®). GICS was
developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of
MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at March 31, 2013 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Management has determined that these standards have no material impact on the Funds' financial statements. The fair value hierarchy is organized into three levels based upon the assumptions
(referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$10,241,282	$-	$-	$10,241,282
Total Equity	10,241,282	-	-	10,241,282

Short-Term Investments
Money Market Mutual Funds	258,906	-	-	258,906
Total Short-Term Investments	258,906	-	-	258,906

Total Investments*	$10,500,188	$-	$-	$10,500,188

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period.

The cost basis of investments and assets relating to securities lending for federal income tax purposes at March 31, 2013 was as follows:

	Short-Term Bond	Intermediate Bond	Intermediate Municipal Bond	Aggregate Bond	Core Plus Bond
Cost of investments	1,541,111,430	972,795,762	1,109,443,088	1,698,014,451	2,848,310,308
Gross unrealized appreciation	17,520,606	38,145,812	65,950,921	80,633,342	89,668,934
Gross unrealized depreciation	(3,883,372)	(2,885,957)	(957,373)	(14,862,514)	(15,266,739)
Net unrealized appreciation	13,637,234	35,259,855	64,993,548	65,770,828	74,402,195

	LargeCap	MidCap	SmallCap Value
Cost of investments	21,399,208	250,652,979	9,166,062
Gross unrealized appreciation	7,130,739	46,236,571	1,567,314
Gross unrealized depreciation	(383,904)	(5,385,684)	(233,188)
Net unrealized appreciation	6,746,835	40,850,887	1,334,126

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days prior to the filing date of this Form N-Q.  Based on such evaluation, the Registrant’s principal executive and principal financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the applicable time periods.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BAIRD FUNDS, INC.

By /s/ Mary Ellen Stanek
      Mary Ellen Stanek, President

Date  May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Mary Ellen Stanek
      Mary Ellen Stanek, President

Date  May 28, 2013

By /s/ Dominick Zarcone
      Dominick Zarcone, Treasurer

Date  May 28, 2013